UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

1000 North Water Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

M&I Investment Management Corp.

1000 North Water Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 287-8658

Date of fiscal year end: August 31

Date of reporting period: February 28, 2005

Item 1. Reports to Stockholders

The following is a copy of the amended report.

The Marshall Funds Family

Semi-Annual Report

FEBRUARY 28, 2005

➢  Marshall Equity Income Fund

➢  Marshall Large-Cap Growth & Income Fund

➢  Marshall Mid-Cap Value Fund

➢  Marshall Mid-Cap Growth Fund

➢  Marshall Small-Cap Growth Fund

➢  Marshall International Stock Fund

➢  Marshall Government Income Fund

➢  Marshall Intermediate Bond Fund

➢  Marshall Intermediate Tax-Free Fund

➢  Marshall Short-Term Income Fund

➢  Marshall Government Money Market Fund

➢  Marshall Money Market Fund

➢  Marshall Tax-Free Money Market Fund

Expense Example (Unaudited)

For the Six Months Ended February 28, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2005 (9/1/04-2/28/05).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Advisor				Investor				Institutional
Fund	Beginning account value 9/1/04	Ending account value 2/28/05	Annualized Expense Ratio	Expenses paid during period 9/1/04- 2/28/05(1)	Beginning account value 9/1/04	Ending account value 2/28/05	Annualized Expense Ratio	Expenses paid during period 9/1/04- 2/28/05(1)	Beginning account value 9/1/04	Ending account value 2/28/05	Annualized Expense Ratio	Expenses paid during period 9/1/04- 2/28/05(1)
Equity Income
Actual	$1,000.00	$1,077.80	1.2084%	$6.23	$1,000.00	$1,077.70	1.2087%	$6.23	$—	$—	—%	$—
Hypothetical (5% return before expenses)	1,000.00	1,019.01	1.2084	6.05	1,000.00	1,019.01	1.2087	6.05	—	—	—	—
Large-Cap Growth & Income
Actual	1,000.00	1,110.10	1.2485	6.53	1,000.00	1,110.10	1.2488	6.53	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,018.81	1.2485	6.25	1,000.00	1,018.81	1.2488	6.25	—	—	—	—
Mid-Cap Value
Actual	1,000.00	1,138.20	1.2064	6.40	1,000.00	1,137.50	1.2063	6.39	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,019.02	1.2064	6.04	1,000.00	1,019.02	1.2063	6.04	—	—	—	—

(See Notes which are an integral part of the Financial Statements)

Expense Example (Unaudited) (continued)

	Advisor				Investor				Institutional
Fund	Beginning account value 9/1/04	Ending account value 2/28/05	Annualized Expense Ratio	Expenses paid during period 9/1/04- 2/28/05(1)	Beginning account value 9/1/04	Ending account value 2/28/05	Annualized Expense Ratio	Expenses paid during period 9/1/04- 2/28/05(1)	Beginning account value 9/1/04	Ending account value 2/28/05	Annualized Expense Ratio	Expenses paid during period 9/1/04- 2/28/05(1)
Mid-Cap Growth
Actual	$1,000.00	$1,176.70	1.2384%	$6.68	$1,000.00	$1,176.70	1.2388%	$6.69	$—	$—	—%	$—
Hypothetical (5% return before expenses)	1,000.00	1,018.86	1.2384	6.20	1,000.00	1,018.86	1.2388	6.20	—	—	—	—
Small-Cap Growth
Actual	1,000.00	1,243.70	1.5361	8.55	1,000.00	1,244.40	1.5363	8.55	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,017.38	1.5361	7.68	1,000.00	1,017.38	1.5363	7.68	—	—	—	—
International Stock
Actual	1,000.00	1,167.30	1.4966	8.04	1,000.00	1,167.30	1.4967	8.04	1,000.00	1,168.60	1.2468	6.70
Hypothetical (5% return before expenses)	1,000.00	1,017.58	1.4966	7.49	1,000.00	1,017.58	1.4967	7.49	1,000.00	1,018.82	1.2468	6.24
Government Income
Actual	1,000.00	1,011.60	1.0974	5.47	1,000.00	1,012.80	0.8675	4.33	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,019.56	1.0974	5.50	1,000.00	1,020.70	0.8675	4.35	—	—	—	—
Intermediate Bond
Actual	1,000.00	1,005.40	0.9482	4.71	1,000.00	1,006.60	0.7183	3.57	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,020.30	0.9482	4.75	1,000.00	1,021.44	0.7183	3.60	—	—	—	—
Intermediate Tax-Free
Actual	—	—	—	—	1,000.00	1,004.40	0.6190	3.08	—	—	—	—
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,021.93	0.6190	3.10	—	—	—	—
Short-Term Income
Actual	1,000.00	1,001.50	0.7683	3.81	1,000.00	1,003.70	0.5392	2.68	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,021.19	0.7683	3.85	1,000.00	1,022.33	0.5392	2.70	—	—	—	—
Government Money Market
Actual	—	—	—	—	1,000.00	1,008.00	0.4497	2.24	1,000.00	1,009.30	0.1997	1.00
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.77	0.4497	2.26	1,000.00	1,024.01	0.1997	1.00
Money Market
Actual	1,000.00	1,006.80	0.7501	3.73	1,000.00	1,008.30	0.4498	2.24	1,000.00	1,009.50	0.2001	1.00
Hypothetical (5% return before expenses)	1,000.00	1,021.28	0.7501	3.76	1,000.00	1,022.77	0.4498	2.26	1,000.00	1,024.01	0.2001	1.00
Tax-Free Money Market(2)
Actual	—	—	—	—	1,000.00	1,005.70	0.4494	1.98	—	—	—	—
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,023.03	0.4494	1.99	—	—	—	—

(1)	Expenses are equal to the Funds’ expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	The Fund commenced operations on September 22, 2004. Therefore, the multiplier is 160/365 (to reflect the period since commencement).

February 28, 2005 (Unaudited)

Portfolio of Investments

Equity Income Fund

Description	Shares	Value

Common Stocks — 99.1%

Consumer Discretionary — 6.2%

Auto Parts & Equipment — 0.3%
Dana Corp.	78,900	$1,137,738

Automobile Manufacturers — 0.5%
General Motors Corp.	52,300	1,865,541

Department Stores — 0.5%
Nordstrom, Inc.	35,100	1,886,976

Distributors — 1.2%
Genuine Parts Co.	97,100	4,202,488

Homebuilding — 1.1%
D.R. Horton, Inc.	89,600	3,920,896

Housewares & Specialties — 0.4%
Fortune Brands, Inc.	19,000	1,539,000

Movies & Entertainment — 0.6%
Walt Disney Co.	78,100	2,182,114

Retail-Apparel — 0.6%
Limited Brands, Inc.	80,000	1,902,400

Retail-Computer & Electronic — 0.6%
Best Buy Co., Inc.	40,500	2,187,810

Retail-Home Improvement — 0.4%
Home Depot, Inc.	30,000	1,200,600
Total Consumer Discretionary		22,025,563

Consumer Staples — 5.4%

Agricultural Products — 0.8%
Archer-Daniels-Midland Co.	121,800	2,935,380

Packaged Foods/Meats — 1.2%
ConAgra Foods, Inc.	95,000	2,595,400
Heinz (H.J.) Co.	47,000	1,769,080
		4,364,480

Tobacco — 3.4%
Altria Group, Inc.	145,939	9,580,895
UST, Inc.	46,150	2,522,098
		12,102,993
Total Consumer Staples		19,402,853

Energy — 15.5%

Oil & Gas-Exploration and Production — 0.9%
Kerr-McGee Corp.	39,525	3,069,512

Oil & Gas-Integrated — 14.2%
ChevronTexaco Corp.	289,500	17,972,160
ConocoPhillips	165,400	18,341,206
Exxon Mobil Corp.	231,000	14,624,610
		50,937,976

Oil & Gas-Refining/ Manufacturing — 0.4%
Kinder Morgan, Inc.	17,550	1,406,984
Total Energy		55,414,472

Description	Shares	Value

Common Stocks (continued)

Financials — 31.6%

Diversified Banks — 1.5%
Bank of America Corp.	31,200	$1,455,480
U.S. Bancorp	41,225	1,226,444
Wachovia Corp.	23,750	1,258,988
Wells Fargo & Co. (1)	21,200	1,258,856
		5,199,768

Diversified Financial Services — 9.5%
Citigroup, Inc.	358,800	17,121,936
J.P. Morgan Chase & Co.	458,992	16,776,158
		33,898,094

Insurance-Life/Health — 2.0%
Lincoln National Corp.	108,925	5,103,136
MetLife, Inc.	52,400	2,150,496
		7,253,632

Insurance-Property & Casualty — 2.3%
Chubb Corp.	20,500	1,621,755
St. Paul Travelers Companies, Inc.	171,300	6,564,216
		8,185,971

Investment Banking & Brokerage — 0.8%
Goldman Sachs Group, Inc. (1)	27,200	2,959,360

Real Estate Investment Trusts — 4.8%
Equity Office Properties Trust (1)	43,583	1,314,899
Equity Residential Properties Trust	52,246	1,714,191
Plum Creek Timber Co., Inc. (REIT)	307,175	11,534,421
Rayonier, Inc.	29,100	1,396,800
Simon Property Group, Inc.	20,322	1,259,151
		17,219,462

Regional Banks — 6.8%
AmSouth Bancorporation	48,600	1,214,028
BB&T Corp.	287,072	11,238,869
KeyCorp	38,479	1,269,807
National City Corp.	46,034	1,646,636
PNC Financial Services Group	168,359	8,862,418
		24,231,758

Thrifts & Mortgage Financials — 3.9%
Fannie Mae (1)	175,000	10,230,500
New York Community Bancorp, Inc.	134,000	2,460,240
Washington Mutual Bank FA	31,725	1,331,181
		14,021,921
Total Financials		112,969,966

Healthcare — 4.0%

Healthcare Equipment — 0.4%
PerkinElmer, Inc.	66,550	1,476,079

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	135,975	3,403,454
Johnson & Johnson	20,000	1,312,000
Merck & Co., Inc.	250,444	7,939,075
		12,654,529
Total Healthcare		14,130,608

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Equity Income Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Industrials — 11.8%

Aerospace & Defense — 1.9%
General Dynamics Corp.	23,700	$2,496,795
Northrop Grumman Corp.	78,400	4,147,360
		6,644,155

Commercial Printing — 2.3%
Donnelley (R.R.) & Sons Co.	246,285	8,179,125

Electrical Equipment — 1.5%
Emerson Electric Co.	83,100	5,511,192

Industrial Conglomerate — 5.2%
Carlisle Companies, Inc.	18,200	1,265,628
General Electric Co.	487,470	17,158,944
		18,424,572

Machinery-Construction & Farming — 0.5%
Cummins, Inc.	24,900	1,827,909

Services-Diversified/ Commercial — 0.4%
Deluxe Corp.	41,100	1,604,544
Total Industrials		42,191,497

Information Technology — 5.4%

Application Software — 0.7%
AutoDesk, Inc.	81,170	2,412,372

Communications Equipment — 1.0%
Harris Corp. (1)	21,575	1,439,052
Motorola, Inc.	73,200	1,146,312
Qualcomm, Inc.	28,876	1,042,712
		3,628,076

Computer Hardware — 1.1%
IBM Corp. (1)	40,700	3,768,006

Semiconductors — 1.0%
Intel Corp. (1)	54,250	1,300,915
Silicon Laboratories, Inc. (1)(2)	62,100	2,179,710
		3,480,625

Services-Data Processing — 0.3%
Global Payments, Inc. (1)	21,890	1,215,333

System Software — 1.3%
Microsoft Corp.	191,500	4,821,970
Total Information Technology		19,326,382

Materials — 6.6%

Chemicals-Commodity — 0.6%
Lyondell Chemical Co.	65,400	2,213,790

Chemicals-Diversified — 5.5%
Dow Chemical Co./The	204,930	11,301,889
Du Pont (E.I.) de Nemours & Co.	101,400	5,404,620
PPG Industries, Inc.	39,404	2,835,118
		19,541,627

Description	Shares or Principal Amount	Value

Common Stocks (continued)

Materials (continued)

Diversified Metal/Mining — 0.5%
Phelps Dodge Corp. (1)	17,800	$1,894,810
Total Materials		23,650,227

Telecommunication Services — 5.7%

Integrated Telecommunication Services — 5.7%
BellSouth Corp.	117,500	3,031,500
Citizens Communications Co. (1)	132,400	1,766,216
SBC Communications, Inc. (1)	146,985	3,534,989
Sprint Corp.	244,395	5,787,274
Verizon Communications	178,363	6,415,717
Total Telecommunications		20,535,696

Utilities — 6.9%

Electric Utilities — 4.9%
American Electric Power Co., Inc.	37,174	1,241,612
DTE Energy Co.	30,000	1,326,600
FirstEnergy Corp.	32,518	1,341,042
Great Plains Energy, Inc.	91,800	2,844,882
Progress Energy, Inc.	78,300	3,393,522
Southern Co.	37,607	1,207,937
WPS Resources Corp.	117,800	6,139,735
		17,495,330

Multi-Utilities — 2.0%
Constellation Energy Group	34,600	1,780,862
Dominion Resources, Inc.	18,548	1,336,012
Duke Energy Corp.	147,453	3,979,756
		7,096,630
Total Utilities		24,591,960
Total Common Stocks (identified cost $308,718,347)		354,239,224

Purchased Put Option — 0.0%
May Department Stores Co., 3/19/2005, Strike Price $30 (identified cost $104,880) (2)	1,140	5,700
Collateral Pool Investment for Securities on Loan — 4.3% (See Note 2 of the Financial Statements) (identified cost $15,225,984)		15,225,984

Repurchase Agreement — 0.9%
Agreement with Lehman Brothers, Inc., 2.510%, dated 2/28/2005, to be repurchased at $3,374,127 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2018, with a market value of $3,443,957 (at amortized cost)	$3,373,892	3,373,892
Total Investments — 104.3% (identified cost $327,423,103)		372,844,800
Other Net Assets and Liabilities — (4.3)%		(15,509,028)
Total Net Assets — 100.0%		$357,335,772

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Equity Income Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	6.2%
Consumer Staples	5.4%

Energy	15.5%
Financials	31.6%
Healthcare	4.0%

Industrials	11.8%
Information Technology	5.4%
Material	6.6%
Telecommunications	5.7%

Utilities	6.9%
Other Assets and Liabilities	0.9%
Total	100.0%

Large-Cap Growth & Income Fund

Description	Shares	Value

Common Stocks — 98.5%

Consumer Discretionary — 10.9%

Apparel Retail — 1.1%
American Eagle Outfitters	17,500	$947,275
Chico’s FAS, Inc. (1)(2)	32,200	948,290
Urban Outfitters, Inc. (1)(2)	21,400	890,026
		2,785,591

Broadcasting & Cable — 2.0%
Comcast Corp., Class A (2)	160,200	5,214,510

Consumer Electronics — 0.3%
Harman International Industries, Inc.	7,600	852,492

Department Stores — 0.3%
Kohl’s Corp. (2)	19,000	909,530

General Merchandise — 0.3%
Target Corp.	17,900	909,678

Homebuilding — 1.2%
DR Horton, Inc.	23,400	1,023,984
MDC Holdings, Inc. (1)	11,830	941,905
NVR, Inc. (1)(2)	1,300	1,029,925
		2,995,814

Hotels — 0.7%
Carnival Corp.	16,700	908,146
Starwood Hotels & Resorts Worldwide, Inc. (1)	16,000	915,840
		1,823,986

Motorcycle Manufacturers — 0.4%
Harley-Davidson, Inc.	15,200	940,576

Movies & Entertainment — 1.4%
Time Warner, Inc. (2)	160,000	2,756,800
Walt Disney Co.	31,400	877,316
		3,634,116

Description	Shares	Value

Common Stocks (continued)

Consumer Discretionary (continued)

Restaurants — 0.7%
McDonald’s Corp. (1)	28,900	$956,012
Starbucks Corp. (2)	18,300	948,123
		1,904,135

Retail-Home Improvement — 1.4%
Home Depot, Inc.	69,200	2,769,384
Lowe’s Cos., Inc. (1)	15,800	928,724
		3,698,108

Retail-Internet — 0.4%
eBay, Inc. (2)	21,400	916,776

Specialty Stores — 0.7%
Carmax, Inc. (2)	30,200	996,600
Williams Sonoma, Inc. (2)	25,500	884,595
		1,881,195
Total Consumer Discretionary		28,466,507

Consumer Staples — 13.0%

Agricultural Products — 0.3%
Archer-Daniels-Midland Co.	36,900	889,290

Household Products — 4.4%
Procter & Gamble Co.	215,000	11,414,350

Hypermarkets & Supercenters — 3.4%
Wal-Mart Stores, Inc. (1)	169,900	8,768,539

Packaged Foods/Meats — 0.7%
Heinz (H.J.) Co.	24,400	918,416
Sara Lee Corp.	38,300	857,920
		1,776,336

Personal Products — 0.4%
Gillette Co.	20,500	1,030,125

Retail-Drugs — 0.4%
Walgreen Co.	23,600	1,010,788

Retail-Food — 0.4%
7-Eleven, Inc. (2)	40,600	1,019,872

Soft Drinks — 2.0%
PepsiCo, Inc.	94,300	5,078,998

Tobacco — 1.0%
Altria Group, Inc.	23,800	1,562,470
UST, Inc.	17,400	950,910
		2,513,380
Total Consumer Staples		33,501,678

Energy — 9.7%

Oil & Gas-Drilling — 0.8%
Nabors Industries, Ltd. (2)	18,500	1,061,900
Transocean, Inc. (2)	19,000	921,120
		1,983,020

Oil & Gas-Equipment and Services — 0.4%
Halliburton Co.	23,800	1,046,486

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Growth & Income Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration and Production — 1.6%
Anadarko Petroleum Corp.	13,800	$1,060,668
Devon Energy Corp.	23,500	1,099,565
EOG Resources, Inc.	10,900	993,208
XTO Energy, Inc.	22,600	1,028,752
		4,182,193

Oil & Gas-Integrated — 5.7%
ConocoPhillips	8,900	986,921
Exxon Mobil Corp.	220,000	13,928,200
		14,915,121

Oil & Gas-Refining and Marketing — 1.2%
Ashland, Inc.	15,700	1,025,053
Sunoco, Inc. (1)	9,600	951,360
Valero Energy Corp.	14,500	1,032,980
		3,009,393
Total Energy		25,136,213

Financials — 20.0%

Asset Management & Custody Banking — 0.6%
SEI Investments Co.	21,800	805,728
State Street Corp.	19,900	872,615
		1,678,343

Consumer Finance — 1.0%
American Express Co.	16,800	909,720
Capital One Financial Corp.	11,300	866,484
MBNA Corp.	34,300	870,191
		2,646,395

Diversified Banks — 2.6%
Bank of America Corp.	141,820	6,615,903

Diversified Financial Services — 4.8%
Citigroup, Inc.	261,600	12,483,552

Insurance-Life & Health — 0.3%
Prudential Financial, Inc.	15,600	889,200

Insurance-Multi-Line — 4.5%
American International Group, Inc.	158,650	10,597,820
Hartford Financial Services Group, Inc.	13,900	1,000,105
		11,597,925

Insurance-Property & Casualty — 1.4%
Chubb Corp.	12,200	965,142
St. Paul Travelers Companies, Inc.	24,900	954,168
WR Berkley Corp.	17,400	893,664
XL Capital Ltd.	11,700	877,500
		3,690,474

Description	Shares	Value

Common Stocks (continued)

Financials (continued)

Investment Banking & Brokerage — 2.1%
Goldman Sachs Group, Inc. (1)	23,400	$2,545,920
Lehman Brothers Holdings, Inc.	10,900	993,862
Merrill Lynch & Co., Inc.	18,490	1,083,144
Morgan Stanley	16,400	926,108
		5,549,034

Real Estate Investment Trusts — 0.3%
Plum Creek Timber Co., Inc. (REIT)	24,000	901,200

Regional Banks — 0.7%
Synovus Financial Corp.	32,600	885,416
TCF Financial Corp.	33,200	917,980
		1,803,396

Thrifts & Mortgage Finance — 1.7%
Countrywide Financial Corp.	25,800	896,550
Federal Home Loan Mortgage Corp.	13,500	837,000
Fremont General Corp.	38,900	977,946
MGIC Investment Corp.	13,800	865,812
Radian Group, Inc.	17,500	845,775
		4,423,083
Total Financials		52,278,505

Healthcare — 12.0%

Biotechnology — 3.2%
Amgen, Inc. (2)	104,500	6,438,245
Cephalon, Inc. (1)(2)	19,200	942,144
Gilead Sciences, Inc. (2)	26,800	925,940
		8,306,329

Healthcare-Distributors — 1.1%
AmerisourceBergen Corp.	45,500	2,725,450

Healthcare-Equipment — 0.7%
Fisher Scientific International (1)(2)	15,700	952,205
Zimmer Holdings, Inc. (2)	11,000	944,900
		1,897,105

Healthcare-Facilities — 0.4%
Triad Hospitals, Inc. (2)	21,400	934,538

Healthcare-Managed — 0.4%
UnitedHealth Group, Inc.	10,300	938,948

Pharmaceuticals — 6.2%
Johnson & Johnson	173,200	11,361,920
Lilly (Eli) & Co.	21,800	1,220,800
MGI Pharma, Inc. (2)	33,000	755,700
Wyeth	69,800	2,849,236
		16,187,656
Total Healthcare		30,990,026

Industrials — 9.4%

Aerospace & Defense — 1.4%
L-3 Communications Holdings, Inc.	12,300	886,830
United Technologies Corp.	26,500	2,646,820
		3,533,650

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Large-Cap Growth & Income Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Industrials (continued)

Diversified Commercial Service — 0.4%
Laureate Education, Inc. (2)	21,500	$932,885

Industrial Conglomerates — 5.0%
General Electric Co.	342,700	12,063,040
Tyco International Ltd.	27,300	914,004
		12,977,044

Machinery-Construction & Farm — 0.7%
Caterpillar, Inc. (1)	9,800	931,490
Cummins, Inc.	11,800	866,238
		1,797,728

Machinery-Industrial — 1.1%
Illinois Tool Works, Inc.	10,400	933,400
Ingersoll-Rand Co., Class A	11,800	994,150
Parker-Hannifin Corp.	12,200	802,760
		2,730,310

Railroads — 0.8%
Burlington Northern Santa Fe Corp.	20,100	1,010,427
Norfolk Southern Corp.	26,600	954,674
		1,965,101
Total Industrials		23,936,718

Information Technology — 16.7%

Application Software — 2.2%
AutoDesk, Inc.	149,800	4,452,056
Parametric Technology Corp. (2)	210,800	1,212,100
		5,664,156

Computer Hardware — 3.7%
Apple Computer, Inc. (1)(2)	191,800	8,604,148
Gateway, Inc. (2)	229,900	1,080,530
		9,684,678

Electronic Equipment Manufacturing — 2.0%
Flir Systems, Inc. (1)(2)	167,100	5,221,875

Home Entertainment Software — 1.9%
Activision, Inc. (2)	231,300	5,056,218

Internet Software & Service — 1.8%
Yahoo!, Inc. (1)(2)	148,700	4,798,549

Semiconductors — 3.1%
Advanced Micro Devices, Inc. (1)(2)	175,700	3,065,965
Cree, Inc. (1)(2)	129,500	3,045,840
Silicon Laboratories, Inc. (1)(2)	54,400	1,909,440
		8,021,245

Semiconductor Equipment — 1.0%
Lam Research Corp. (1)(2)	85,200	2,678,688

Systems Software — 1.0%
McAfee, Inc. (2)	117,600	2,720,088
Total Information Technology		43,845,497

Description	Shares or Principal Amount	Value

Common Stocks (continued)

Materials — 3.1%

Aluminum — 0.4%
Alcoa, Inc. (1)	28,600	$918,632

Chemicals-Diversified — 0.8%
Dow Chemical Co./The	18,700	1,031,305
Du Pont (E.I.) de Nemours & Co.	19,600	1,044,680
		2,075,985

Diversified Metals & Mining — 0.4%
Phelps Dodge Corp.	9,700	1,032,565

Forest Products — 0.4%
Louisiana-Pacific Corp.	34,700	911,569

Steel — 1.1%
Nucor Corp. (1)	15,400	960,036
United States Steel Corp.	16,300	1,016,468
Worthington Industries	45,900	961,605
		2,938,109
Total Materials		7,876,860

Telecommunications — 3.0%

Integrated Telecommunication Service — 3.0%
Sprint Corp.	82,500	1,953,600
Verizon Communications, Inc.	159,100	5,722,827
Total Telecommunications		7,676,427

Utilities — 0.7%

Electric Utilities — 0.4%
Allegheny Energy, Inc. (1)(2)	48,500	918,105

Multi-Utilities — 0.3%
Dynegy, Inc. (2)	204,800	851,968
Total Utilities		1,770,073
Total Common Stocks (identified cost $227,786,146)		255,478,504
Collateral Pool Investment for Securities on Loan — 10.0% (See Note 2 of the Financial Statements) (identified cost $26,009,959)		26,009,959

Repurchase Agreement — 1.3%
Agreement with Lehman Brothers, Inc., 2.510% dated 2/28/2005, to be repurchased at $3,318,827 on 3/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 7/15/2020, with a market value of $3,386,418 (at amortized cost)	$3,318,596	3,318,596
Total Investments — 109.8% (identified cost $257,114,701)		284,807,059
Other Net Assets and Liabilities — (9.8)%		(25,390,346)
Total Net Assets — 100.0%		$259,416,713

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Growth & Income Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.9%
Consumer Staples	13.0%

Energy	9.7%
Financials	20.0%
Healthcare	12.0%
Industrials	9.4%

Information Technology	16.7%
Material	3.1%
Telecommunications	3.0%
Utilities	0.7%

Other Assets and Liabilities	1.5%
Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value

Common Stocks — 92.7%
Consumer Discretionary — 13.5%
Apparel/Accessories — 3.2%
Jones Apparel Group, Inc.	290,000	$9,213,300
Liz Claiborne, Inc.	226,000	9,559,800
		18,773,100
Auto Parts & Equipment — 0.7%
Johnson Controls, Inc.	65,000	3,841,500
Home Furnishings — 1.8%
Furniture Brands International, Inc. (1)	446,000	10,360,580
Household Appliances — 1.7%
Snap-On Tools Corp.	297,500	9,847,250
Leisure Products — 2.2%
Brunswick Corp.	140,000	6,529,600
Mattel, Inc.	300,000	6,276,000
		12,805,600
Photographic Products — 1.3%
Eastman Kodak Co. (1)	215,000	7,307,850
Publishing — 1.1%
Scholastic Corp. (2)	174,500	6,191,260
Specialty Stores — 1.5%
Pier 1 Imports, Inc.	475,000	8,668,750
Total Consumer Discretionary		77,795,890
Consumer Staples — 6.8%
Packaged Foods/Meats — 1.4%
Smithfield Foods, Inc. (2)	235,500	8,018,775
Retail-Drugs — 1.8%
CVS Corp.	210,100	10,469,283
Retail-Food — 2.2%
Kroger Co. (1)(2)	405,000	7,285,950
SUPERVALU, Inc.	177,400	5,635,998
		12,921,948

Description	Shares	Value

Common Stocks (continued)

Consumer Staples (continued)

Soft Drinks — 1.4%
Coca-Cola Enterprises, Inc.	380,000	$8,113,000
Total Consumer Staples		39,523,006

Energy — 7.0%

Oil & Gas-Drilling — 3.3%
ENSCO International, Inc. (1)	220,000	8,861,600
Noble Corp.	171,500	9,787,505
		18,649,105

Oil & Gas-Exploration and Production — 3.7%
Burlington Resources, Inc.	224,000	11,117,120
Noble Energy, Inc. (1)	153,000	10,348,920
		21,466,040
Total Energy		40,115,145

Financials — 9.7%

Insurance-Life/Health — 2.7%
Jefferson-Pilot Corp.	113,300	5,547,168
Protective Life Corp.	247,500	9,890,100
		15,437,268

Insurance-Property/Casualty — 3.1%
ACE Ltd. (1)	207,500	9,225,450
SAFECO Corp.	180,080	8,588,015
		17,813,465

Reinsurance — 2.6%
PartnerRe Ltd.	173,000	10,838,450
RenaissanceRe Holding Ltd. (1)	95,150	4,531,043
		15,369,493

Thrifts & Mortgage Finance — 1.3%
MGIC Investment Corp.	120,000	7,528,800
Total Financials		56,149,026

Healthcare — 10.0%

Healthcare-Distributors — 2.0%
AmerisourceBergen Corp.	194,800	11,668,520

Healthcare-Facilities — 2.0%
Universal Health Services, Inc.	237,000	11,186,400

Healthcare-Services — 3.4%
Apria Healthcare Group, Inc. (2)	344,000	11,166,240
Omnicare, Inc.	250,000	8,622,500
		19,788,740

Healthcare-Supplies — 1.7%
Bausch & Lomb, Inc. (1)	140,000	9,910,600

Pharmaceuticals — 0.9%
Barr Pharmaceuticals, Inc. (2)	111,400	5,318,236
Total Healthcare		57,872,496

Industrials — 17.3%

Aerospace & Defense — 1.4%
Northrop Grumman Corp.	152,000	8,040,800

Building Products — 0.6%
York International Corp. (1)	88,500	3,422,295

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value

Common Stocks (continued)
Industrials (continued)
Commercial Printing — 1.6%
Donnelley (R.R.) & Sons Co.	269,850	$8,961,719
Electrical Components — 1.7%
Hubbell, Inc., Class B	184,500	9,926,100
Machinery Industrial — 1.3%
Parker-Hannifin Corp.	114,500	7,534,100
Railroads — 1.2%
CSX Corp.	170,000	7,022,700
Services-Diversified Commercials — 3.3%
Adesa, Inc.	390,000	8,802,300
Watson Wyatt & Co. Holdings	375,000	10,260,000
		19,062,300
Services-Employment — 1.8%
Manpower, Inc.	230,000	10,051,000
Services-Environmental — 1.5%
Republic Services, Inc.	275,000	8,720,250
Trade Companies & Distribution — 1.3%
Grainger (W.W.), Inc.	121,000	7,596,380
Trucking — 1.6%
Swift Transportation Co. (1)(2)	389,000	9,227,080
Total Industrials		99,564,724
Information Technology — 12.8%
Computer Storage/Peripheral — 1.8%
Imation Corp.	300,000	10,317,000
IT Consulting & Services — 2.0%
ProQuest Co. (1)(2)	315,700	11,538,835
Office Electronics — 1.8%
IKON Office Solutions, Inc.	178,800	1,886,340
Xerox Corp. (2)	555,000	8,658,000
		10,544,340
Services-Data Processing — 6.2%
Bisys Group, Inc. (2)	635,000	9,410,700
Computer Sciences Corp. (2)	160,000	7,396,800
Convergys Corp. (1)(2)	468,000	7,015,320
SunGard Data Systems, Inc. (2)	455,100	11,882,661
		35,705,481
Systems Software — 1.0%
BMC Software, Inc. (1)(2)	405,300	6,059,235
Total Information Technology		74,164,891
Materials — 6.6%
Diversified Metal/Mining — 1.7%
Arch Coal, Inc. (1)	221,000	9,854,390
Paper Packaging — 1.8%
Packaging Corp. of America	365,000	8,949,800
Smurfit-Stone Container Corp. (2)	79,300	1,318,759
		10,268,559

Description	Shares or Principal Amount	Value

Common Stocks (continued)
Materials (continued)

Paper Products — 1.5%
Bowater, Inc.	218,000	$8,464,940

Steel — 1.6%
Nucor Corp.	150,000	9,351,000
Total Materials		37,938,889
Telecommunication Services — 3.7%
Integrated Telecommunication Services — 3.7%
Alltel Corp.	177,000	10,124,400
Citizens Communications Co., Class B (1)	855,000	11,405,700
Total Telecommunication Services		21,530,100
Utilities — 5.3%
Electric Utilities — 3.8%
Cinergy Corp.	200,000	8,090,000
TECO Energy, Inc. (1)	357,000	5,672,730
Xcel Energy, Inc. (1)	455,000	8,062,600
		21,825,330
Multi-Utilities — 1.5%
Constellation Energy Group	170,800	8,791,076
Total Utilities		30,616,406
Total Common Stocks (identified cost $424,285,520)		535,270,573
Mutual Fund — 2.4%
iSHARES Russell Midcap Value (identified cost $12,304,800) (1)	120,000	13,680,000
U.S. Treasury Bill — 0.2%
3/17/2005 (identified cost $999,049)	$1,000,000	998,944
Collateral Pool Investments for Securities on Loan — 15.9% (See Note 2 of the Financial Statements) (identified cost $91,732,771)		91,732,771
Repurchase Agreement — 3.8%
Agreement with Lehman Brothers, Inc., 2.510%, dated 2/28/2005, to be repurchased at $22,121,045 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2018, with a market value of $22,562,756 (at amortized cost)	22,119,502	22,119,502
Total Investments — 115.0% (identified cost $551,441,642)		663,801,790
Other Net Assets and Liabilities — (15.0)%		(86,790,402)
Total Net Assets — 100.0%		$577,011,388

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	13.5%
Consumer Staples	6.8%

Energy	7.0%
Financials	9.7%
Healthcare	10.0%
Industrials	17.3%

Information Technology	12.8%
Materials	6.6%
Telecommunications	3.7%
Utilities	5.3%

Other Assets & Liabilities	7.3%
Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value

Common Stocks — 97.6%

Consumer Discretionary — 14.5%

Auto Parts & Equipment — 1.8%
Autoliv, Inc.	65,000	$3,246,100

Department Stores — 3.4%
Kohl’s Corp. (2)	50,000	2,393,500
Penney (J.C.) Co., Inc. (1)	85,000	3,781,650
		6,175,150

Home Furnishings — 2.0%
Tempur-Pedic International, Inc. (1)(2)	190,000	3,638,500

Hotel/Resort/Cruise — 2.4%
Hilton Hotels Corp.	105,000	2,211,300
Marriott International, Inc., Class A (1)	35,000	2,243,500
		4,454,800

Retail-Apparel — 1.3%
The Children’s Place Retail Stores, Inc. (2)	60,000	2,399,400

Specialty Stores — 3.6%
Advance Auto Parts, Inc. (2)	45,000	2,267,100
Guitar Center, Inc. (2)	25,000	1,514,500
Michaels Stores, Inc.	85,000	2,710,650
		6,492,250
Total Consumer Discretionary		26,406,200

Energy — 8.0%

Oil & Gas-Exploration and Production — 5.9%
Chesapeake Energy Corp. (1)	195,000	4,229,550
Denbury Resources, Inc. (1)(2)	110,000	3,736,700
Harvest Natural Resources, Inc. (2)	225,000	2,823,750
		10,790,000

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Refining and Marketing — 2.1%
Sasol Ltd., ADR (1)	150,000	$3,808,500
Total Energy		14,598,500

Financials — 7.2%

Asset Management — 1.4%
Affiliated Managers Group, Inc. (2)	40,000	2,590,400

Diverse Financial Services — 2.6%
CapitalSource, Inc. (2)	100,000	2,300,000
The First Marblehead Corp. (2)	35,000	2,434,250
		4,734,250

Regional Banks — 1.5%
Commerce Bancorp, Inc. (1)	45,000	2,757,600

Thrifts & Mortgage Financial — 1.7%
Doral Financial Corp. (1)	75,000	2,974,500
Total Financials		13,056,750

Healthcare — 21.7%

Biomedical Supplies — 1.5%
Invitrogen Corp. (1)(2)	40,000	2,798,400

Biotechnology — 2.4%
Amylin Pharmaceuticals, Inc. (1)(2)	100,000	2,142,000
OSI Pharmaceuticals, Inc. (2)	40,000	2,185,200
		4,327,200

Healthcare-Equipment — 7.7%
Cytyc Corp. (2)	100,000	2,280,000
Fisher Scientific International, Inc. (1)(2)	45,000	2,729,250
Kinetic Concepts, Inc. (1)(2)	55,000	3,587,650
Stryker Corp.	55,000	2,731,300
Varian Medical Services, Inc. (1)(2)	75,000	2,694,750
		14,022,950

Healthcare-Managed Care — 3.9%
Aetna, Inc.	25,000	3,650,500
Centene Corp. (2)	105,000	3,502,800
		7,153,300

Healthcare-Services — 2.1%
Caremark Rx, Inc. (2)	100,000	3,828,000

Healthcare-Supplies — 2.1%
The Cooper Companies, Inc.	45,000	3,705,750

Pharmaceuticals — 2.0%
Sepracor, Inc. (1)(2)	55,000	3,545,850
Total Healthcare		39,381,450

Industrials — 12.7%

Aerospace & Defense — 2.1%
Precision Castparts Corp.	50,000	3,763,000

Construction & Engineering — 1.2%
Jacobs Engineering Group, Inc. (2)	40,000	2,239,200

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Industrials (continued)

Industrial Conglomerates — 2.1%
Textron, Inc.	50,000	$3,867,500

Machinery-Construction/Farming — 1.7%
Oshkosh Truck Corp.	40,000	2,986,000

Machinery-Industrial — 3.3%
Ingersol-Rand Co., Class A	35,000	2,948,750
Pentair, Inc.	75,000	3,108,000
		6,056,750

Railroads — 1.0%
Norfolk Southern Corp.	50,000	1,794,500

Trading Companies & Distributors — 1.3%
MSC Industrial Direct Co., Inc., Class A	70,000	2,264,500
Total Industrials		22,971,450

Information Technology — 27.0%

Application Software — 8.9%
Amdocs Ltd. (2)	110,000	3,228,500
AutoDesk, Inc.	85,000	2,526,200
Cognos, Inc. (1)(2)	85,000	3,647,350
Macromedia, Inc. (2)	90,000	3,050,100
Mercury Interactive Corp. (2)	80,000	3,670,400
		16,122,550

Communications Equipment — 4.0%
Comverse Technology, Inc. (2)	160,000	3,713,600
Harris Corp. (1)	55,000	3,668,500
		7,382,100

Computer Hardware — 1.7%
Apple Computer, Inc. (2)	70,000	3,140,200

Information Technology Consulting & Services — 2.1%
Cognizant Technology Solutions Corp. (2)	80,000	3,778,400

Internet Software & Services — 6.4%
Ask Jeeves, Inc. (1)(2)	125,000	2,857,500
InfoSpace, Inc. (2)	55,000	2,280,300
j2 Global Communications, Inc. (1)(2)	85,000	3,256,350
VeriSign, Inc. (2)	120,000	3,290,400
		11,684,550

Services-Data Processing — 3.9%
Checkfree Corp. (2)	60,000	2,312,400
Global Payments, Inc. (1)	35,000	1,943,200
Hewitt Associates, Inc., Class A (2)	90,000	2,766,600
		7,022,200
Total Information Technology		49,130,000

Description	Shares or Principal Amount	Value

Common Stocks (continued)

Materials — 4.9%

Chemicals-Commodity — 3.3%
Huntsman Corp. (1)(2)	110,000	$3,141,600
Methanex Corp.	160,000	2,886,400
		6,028,000

Chemicals-Fertilizers & Agricultural Chemicals — 1.6%
Monsanto Co.	50,000	2,939,000
Total Materials		8,967,000

Utilities — 1.6%

Gas Utilities — 1.6%
Kinder Morgan Management LLC (2)	65,971	2,831,470
Total Utilities		2,831,470
Total Common Stocks (identified cost $151,954,657)		177,342,820
Collateral Pool Investment for Securities on Loan — 23.9% (See Note 2 of the Financial Statements) (identified cost $43,317,783)		43,317,783

Repurchase Agreement — 1.9%
Agreement with Lehman Brothers, Inc., 2.510% dated 2/28/2005, to be repurchased at $3,443,688 on 3/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 4/15/2030, with a market value of $3,513,058 (at amortized cost)	$3,443,448	3,443,448
Total Investments — 123.4% (identified cost $198,715,888)		224,104,051
Other Net Assets and Liabilities — (23.4)%		(42,467,267)
Total Net Assets — 100.0%		$181,636,784

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	14.5%
Energy	8.0%

Financials	7.2%
Healthcare	21.7%
Industrials	12.7%

Information Technology	27.0%
Materials	4.9%
Utilities	1.6%

Other Assets and Liabilities	2.4%
Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Small-Cap Growth Fund

Description	Shares	Value

Common Stocks — 94.7%

Consumer Discretionary — 15.1%

Auto Parts & Equipment — 1.0%
IMPCO Technologies, Inc. (2)	275,000	$1,595,000

Broadcasting Service — 1.5%
New Frontier Media, Inc. (2)	325,000	2,453,750

Casinos & Gaming — 1.3%
Century Casinos, Inc. (2)	235,000	2,060,950

Home Furnishings — 2.0%
Tempur-Pedic International, Inc. (1)(2)	170,000	3,255,500

Hotel/Resort/Cruise — 1.2%
Great Wolf Resorts, Inc. (2)	80,000	1,988,000

Leisure Facilities — 1.8%
LIFE TIME FITNESS, Inc. (1)(2)	115,000	2,885,350

Movies & Entertainment — 2.5%
Imax Corp. (1)(2)	375,000	4,035,000

Retail-Apparel — 2.6%
Jos. A. Bank Clothiers, Inc. (1)(2)	60,000	1,628,400
Pacific Sunwear of California (2)	95,000	2,447,200
		4,075,600

Specialty Stores — 1.2%
PETCO Animal Supplies, Inc. (2)	55,000	1,949,200
Total Consumer Discretionary		24,298,350

Consumer Staples — 1.6%

Food Distributors — 1.6%
Central European Distribution Corp. (1)(2)	65,000	2,503,800
Total Consumer Staples		2,503,800

Energy — 11.0%

Oil & Gas-Exploration and Production — 9.7%
Contango Oil & Gas Co. (1)(2)	422,400	3,632,640
Gasco Energy, Inc. (1)(2)	900,000	3,375,000
Harvest Natural Resources, Inc. (2)	190,000	2,384,500
The Exploration Co. of Delaware (2)	600,000	3,402,000
Toreador Resources Corp. (2)	115,000	2,796,800
		15,590,940

Oil & Gas-Integrated — 1.3%
Canadian Superior Energy, Inc. (1)(2)	1,000,000	2,120,000
Total Energy		17,710,940

Financials — 6.3%

Diverse Financial Services — 3.2%
CB Richard Ellis Group, Inc. (2)	85,000	3,066,800
Trammell Crow Co. (2)	105,000	2,031,750
		5,098,550

Description	Shares	Value

Common Stocks (continued)

Financials (continued)

Insurance-Property & Casualty — 1.6%
Infinity Property & Casualty	80,000	$2,570,400

Investment Bank & Brokerage — 1.5%
MCF Corp. (1)(2)	1,613,500	2,452,520
Total Financials		10,121,470

Healthcare — 21.8%

Biotechnology — 1.2%
Amylin Pharmaceuticals, Inc. (1)(2)	90,000	1,927,800

Healthcare-Equipment — 3.4%
Cutera, Inc. (2)	215,000	3,551,800
I-Flow Corp. (1)(2)	110,000	1,877,700
		5,429,500

Healthcare-Managed Care — 3.5%
Centene Corp. (2)	95,000	3,169,200
Wellcare Health Plans, Inc. (2)	80,000	2,511,200
		5,680,400

Healthcare-Services — 9.2%
Amedisys, Inc. (1)(2)	95,000	3,034,300
American Healthways, Inc. (1)(2)	90,000	3,058,200
Emageon, Inc. (1)(2)	160,000	2,384,000
Matria Healthcare, Inc. (1)(2)	100,000	2,880,000
SFBC International, Inc. (1)(2)	80,000	3,476,000
		14,832,500

Healthcare-Supplies — 2.0%
Immucor, Inc. (2)	105,000	3,119,025

Pharmaceutical — 2.5%
CV Therapeutics, Inc. (1)(2)	90,000	1,973,700
Santarus, Inc. (1)(2)	300,000	2,097,000
		4,070,700
Total Healthcare		35,059,925

Industrials — 9.8%

Electrical Components — 2.1%
WESCO International, Inc. (2)	95,000	3,413,350

Machinery-Construction/Farming — 1.6%
Oshkosh Truck Corp.	35,000	2,612,750

Machinery-Industrial — 2.1%
Joy Global, Inc.	90,000	3,307,500

Services-Diversified/ Commercial — 1.7%
Navigant Consulting, Inc. (2)	105,000	2,703,750

Services-Employment — 1.1%
Korn/Ferry International (1)(2)	90,000	1,726,200

Trading Companies & Distributors — 1.2%
MSC Industrial Direct Co.	60,000	1,941,000
Total Industrials		15,704,550

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Information Technology — 28.1%

Application Software — 10.3%
Hyperion Solutions Corp. (2)	60,000	$3,028,800
Kronos, Inc. (2)	55,000	3,071,200
Macromedia, Inc. (2)	77,000	2,609,530
Motive, Inc. (2)	220,000	2,417,800
TIBCO Software, Inc. (2)	305,000	2,976,800
Witness Systems, Inc. (2)	125,000	2,338,750
		16,442,880

Communications Equipment — 2.7%
AudioCodes Ltd. (2)	165,000	2,097,150
Westell Technologies, Inc. (2)	350,000	2,198,000
		4,295,150

Computer Storage/Peripheral — 3.8%
Avid Technology, Inc. (1)(2)	55,000	3,679,500
Brocade Communications Systems, Inc. (2)	395,000	2,449,000
		6,128,500

Electronic Equipment — 1.5%
Identix, Inc. (2)	400,000	2,392,000

Intellectual Property — 0.8%
Acacia Research Corp. (2)	230,000	1,350,100

Internet Software & Services — 3.2%
Ask Jeeves, Inc. (1)(2)	115,000	2,628,900
j2 Global Communications, Inc. (1)(2)	65,000	2,490,150
		5,119,050

IT Services — 3.2%
DiamondCluster International, Inc. (2)	165,000	2,826,450
Ness Technologies, Inc. (2)	180,000	2,365,200
		5,191,650

Services-Data Processing — 2.6%
Global Payments, Inc. (1)	35,000	1,943,200
Open Solutions (2)	110,000	2,244,000
		4,187,200
Total Information Technology		45,106,530

Materials — 1.0%

Chemicals-Specialty — 1.0%
Aceto Corp.	172,500	1,543,875
Total Materials		1,543,875

Utilities — 0.0%

Gas Utilities — 0.0%
Kinder Morgan Management LLC (2)	—	6
Total Utilities		6
Total Common Stocks (identified cost $126,690,271)		152,049,446

Description	Shares or Principal Amount	Value

Collateral Pool Investment for Securities on Loan — 28.4% (See Note 2 of the Financial Statements) (identified cost $45,630,781)		$45,630,781

Repurchase Agreement — 2.9%
Agreement with Lehman Brothers, Inc., 2.510% dated 2/28/2005, to be repurchased at $4,642,972 on 3/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 7/15/2008, with a market value of $4,736,329 (at amortized cost)	$4,642,649	4,642,649
Total Investments — 126.0% (identified cost $176,963,701)		202,322,876
Other Net Assets and Liabilities — (26.0)%		(41,722,290)
Total Net Assets — 100.0%		$160,600,586

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	15.1%
Consumer Staples	1.6%

Energy	11.0%
Financials	6.3%
Healthcare	21.8%
Industrials	9.8%

Information Technology	28.1%
Materials	1.0%
Utilities	—

Liabilities less Other Assets	5.3%
Total	100.0%

International Stock Fund

Description	Shares	Value

Common Stocks — 96.9%

Australia — 1.7%
News Corp. Ltd. (1)	471,450	$8,160,353

Belgium — 1.0%
UCB SA	96,510	4,842,283

Brazil — 2.4%
Petroleo Brasileiro SA, ADR	160,300	7,822,640
Unibanco — Uniao de Bancos Brasileiros SA, GDR	88,100	3,321,370
		11,144,010

Canada — 1.1%
Precision Drilling Corp. (2)	70,234	5,360,259

China — 0.9%
China Petroleum and Chemical Corp. (Sinopec)	9,081,000	4,129,846

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value

Common Stocks (continued)

France — 8.4%
Accor SA (1)	122,600	$5,737,634
AXA SA	207,400	5,565,645
BNP Paribas SA	74,300	5,386,885
Sanofi-Aventis	83,400	6,670,134
Schneider Electric SA	61,700	4,920,143
Total SA	23,220	5,522,272
Vivendi Universal SA (1)	185,100	5,841,090
		39,643,803

Germany — 3.7%
Deutsche Telekom AG (1)	339,800	7,113,984
Metro AG (1)	86,200	4,833,105
Siemens AG (1)	72,300	5,667,792
		17,614,881

Hong Kong — 4.3%
Cheung Kong (Holdings) Limited	377,000	3,567,342
Esprit Holdings Ltd.	605,000	4,299,967
Sun Hung Kai Properties	447,000	4,150,832
Swire Pacific Ltd., Class A	736,500	6,002,757
Wharf Holdings Ltd.	613,000	2,078,126
		20,099,024

India — 1.4%
Reliance Industries Ltd., GDR	198,561	5,202,298
State Bank of India, GDR	29,520	1,322,496
		6,524,794

Indonesia — 1.3%
PT Telekomunikasi Indonesia	12,960,000	6,201,594

Italy — 3.2%
Banco Popolare di Verona e Novara Scrl	265,000	5,187,318
Eni SpA (1)	95,000	2,473,361
Saipem SpA	540,300	7,287,516
		14,948,195

Japan — 24.4%
Asahi Glass Co. Ltd.	425,000	4,669,929
Canon, Inc.	52,000	2,751,641
Credit Saison Co. Ltd.	252,100	8,945,527
Fast Retailing Co. Ltd.	77,900	5,137,549
Hoya Corp.	33,000	3,587,816
Keyence Corp.	9,900	2,402,442
Konica Minolta Holdings, Inc.	303,000	3,588,176
Leopalace21 Corp.	134,000	2,220,087
Mitsubishi Estate Co. Ltd.	501,000	6,107,174
Mitsubishi Tokyo Financial Group, Inc.	872	7,991,822
Mitsui Trust Holdings, Inc.	460,000	4,841,605
NEC Corp.	801,000	5,214,938
NIDEC Corp.	19,000	2,322,375
Nitori Co.	31,800	1,939,611
NTT DoCoMo, Inc.	2,679	4,546,241
Omron Corp.	187,800	4,359,617
Orix Corp.	55,300	7,196,334
SMC Corp.	71,800	8,730,434
Sumitomo Mitsui Financial Group, Inc. (1)	824	5,703,614
Sumitomo Realty & Development Co. Ltd.	169,000	2,152,329

Description	Shares	Value

Common Stocks (continued)

Japan (continued)
Suzuki Motor Corp. Ltd.	175,800	$3,315,475
Toyota Motor Corp.	208,600	8,113,524
Yamada Denki (1)	186,100	9,267,840
		115,106,100

Korea, Republic of — 1.3%
Samsung Electronics Co. Ltd. (2)	5,700	2,966,191
Shinsegae Department Store Co. (2)	9,170	2,960,689
		5,926,880

Netherlands — 5.0%
ASML Holding NV (2)	246,000	4,543,183
ING Groep NV	227,000	6,968,126
Koninklijke (Royal) Philips Electronics NV	241,500	6,671,105
VNU NV	173,000	5,409,960
		23,592,374

Norway — 4.5%
Norsk Hydro ASA (1)	86,700	7,488,469
Statoil ASA	314,100	5,712,176
Tandberg ASA (1)	327,800	3,653,494
Yara International ASA	306,900	4,434,699
		21,288,838

Spain — 0.8%
Gestevision Telecinco SA (2)	170,100	3,744,286

Sweden — 2.9%
Atlas Copco AB, Class A (1)	116,610	5,801,641
Telefonaktiebolaget LM Ericsson, Class B (1)	2,581,100	7,583,319
		13,384,960

Switzerland — 10.7%
Adecco SA	80,300	4,390,899
Credit Suisse Group (1)	217,900	9,484,892
Nestle SA (1)	25,180	6,987,966
Roche Holding AG (1)	30,100	3,170,410
Swiss Life Holding	44,300	6,759,165
Swiss Re	85,900	6,301,182
Syngenta AG	54,700	6,145,851
UBS AG (1)	84,500	7,336,764
		50,577,129

Taiwan, Province of China — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	1,649,000	2,927,321

Thailand — 2.7%
PTT Public Co. Ltd.	665,800	3,760,795
Siam Cement Co. Ltd.	1,121,716	8,736,485
		12,497,280

United Kingdom — 14.6%
Amvescap PLC	1,100,200	7,219,538
AstraZeneca PLC	162,000	6,424,487
British Sky Broadcasting PLC	634,300	6,893,950
Compass Group PLC	815,000	3,914,960
Diageo PLC	377,100	5,365,464
iSoft Group PLC	200,731	1,362,570
Misys PLC	650,800	2,847,030

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

International Stock Fund (continued)

Description	Shares or Principal Value	Value

Common Stocks (continued)

United Kingdom (continued)
Royal Bank of Scotland Group PLC	173,000	$5,925,398
Smith & Nephew PLC	764,300	7,841,454
Tesco PLC	776,443	4,552,270
Vodafone Group PLC	4,088,199	10,720,013
WPP Group PLC	510,900	5,863,285
		68,930,419
Total Common Stocks (identified cost $385,943,046)		456,644,629
Collateral Pool Investment for Securities on Loan — 18.6% (See Note 2 of the Financial Statements) (identified cost $87,612,788)		87,612,788

Repurchase Agreement — 3.1%
Agreement with IBT Corp., 1.750%, dated 2/28/2005, to be repurchased at $14,387,819 on 3/1/2005, collateralized by various U.S. Government Agency Obligations with various maturities to 1/25/2016, with a market value of $14,896,563 (at amortized cost)	$14,387,120	14,387,120
Total Investments — 118.6% (identified cost $487,942,954)		558,644,537
Other Net Assets and Liabilities — (18.6)%		(87,356,971)
Total Net Assets — 100.0%		$471,287,566

Industry Division

(Unaudited)

Industry	Market Value	% of Total Net Assets
Advertising	$5,863,285	1.2%
Automobiles	11,428,999	2.4
Beverages	5,365,464	1.2
Chemicals	15,782,848	3.3
Commercial Banks	56,502,164	12.0
Commercial Services	4,390,899	0.9
Construction Materials	13,406,414	2.8
Distribution/Wholesale	4,299,967	0.9
Diversified Financial Services	23,361,399	5.0
Diversified Holding Companies	8,080,883	1.7
Diversified Manufacturing	9,255,968	2.0
Electronics	21,614,293	4.6
Food & Staple Retailing	20,288,301	4.4
Healthcare Equipment & Supplies	11,429,270	2.4
Hotels/Restaurants & Leisure	5,737,634	1.2
Insurance	25,594,118	5.4
Machinery	21,774,593	4.6
Media	30,049,639	6.4
Oil & Gas	49,557,334	10.5
Office & Business Equipment	2,751,641	0.6
Pharmaceuticals	21,107,313	4.5
Real Estate	18,197,764	3.9
Semiconductor Equipment & Products	7,470,504	1.6
Software	4,209,600	0.9
Specialty Retail	19,305,689	4.1
Telecommunications	39,818,645	8.4
Total Common Stocks	456,644,629	96.9
Investment for Collateral Pool for Securities on Loan	87,612,788	18.6
Repurchase Agreement	14,387,120	3.1
Total Investments	558,644,537	118.6
Other Net Assets and Liabilities	(87,356,971)	(18.6)
Total Net Assets	$471,287,566	100.0%

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Income Fund

Description	Principal Amount	Value

Asset-Backed Securities — 5.2%
Countrywide Alternative Loan Trust, Class 1A2, 3.230%, 6/25/2034 (5)	$3,500,000	$3,471,923
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029 (5)	6,000,000	6,016,050
Greenwich Capital Acceptance 1995-BA1, Class A4, 7.150%, 8/10/2020 (5)	10,643,000	10,957,096
Total Asset-Backed Securities (identified cost $20,100,787)		20,445,069

Collateralized Mortgage Obligations — 20.9%
Credit Suisse First Boston Mortgage Securities Corp., 6.250%, 1/25/2032	270,787	270,876
Federal Home Loan Mortgage Corp., 2.820%, 8/25/2031, REMIC (Series T-32-A1) (4)(5)	2,780,273	2,794,041
Federal Home Loan Mortgage Corp., 5.000%, 10/15/2029, REMIC (Series 2745-AY)	5,000,000	5,001,665
Federal Home Loan Mortgage Corp., 5.000%, 10/15/2034, REMIC (Series 2876-DQ)	956,584	956,760
Federal Home Loan Mortgage Corp., 5.500%, 7/15/2032, REMIC (Series 2686-QH)	6,000,000	6,091,812
Federal Home Loan Mortgage Corp., 6.000%, 7/15/2013, REMIC (Series 2504-VA)	256,480	256,441
Federal Home Loan Mortgage Corp., 6.250%, 9/15/2023, REMIC (Series 1666H)	10,030,872	10,274,381
Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC (Series 1702-PK) (5)	9,232,411	9,400,339
Federal National Mortgage Association, 2.940%, 1/15/2031, REMIC (Series 2001-25-FA) (4)(5)	4,735,119	4,744,608
Federal National Mortgage Association, 4.000%, 10/25/2032, REMIC (Series 2003-28-GA) (5)	836,025	821,919
Federal National Mortgage Association, 5.000%, 10/25/2016, REMIC (Series 2003-16-PD)	5,000,000	5,065,065
Federal National Mortgage Association, 5.000%, 10/15/2031, REMIC (Series 2543-LN) (5)	6,520,981	6,559,416
Federal National Mortgage Association, 5.000%, 5/15/2033, REMIC (Series 2791-BL) (5)	3,452,113	3,448,191
Government National Mortgage Association, 4.500%, 11/16/2028, REMIC (Series 2003-77-TE) (5)	2,500,000	2,506,145

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)
Master Asset Securitization Trust, 5.000%, 3/25/2034 REMIC (Series 2004-3-4A5) (5)	$15,215,000	$15,092,717
Salomon Brothers Mortgage Securities VII 2003-CDCA A2 FRN, 2.910%, 2/15/2015 (4)(5)(7)	1,068,328	1,069,135
Structured Asset Securities Corporation, 5.250%, 8/25/2033, (Series 2003-21-2A2) (5)	4,120,781	4,017,514
Washington Mutual, 3.530%, 10/25/2033, REMIC (Series 2003-AR10-A3A) (5)	3,500,000	3,490,519
Total Collateralized Mortgage Obligations (identified cost $80,520,056)		81,861,544
Corporate Bonds — 7.2%
American Express Credit Corp., 2.660%, 10/14/2005 (4)(5)	4,000,000	4,001,944
DaimlerChrysler North America Holding Corp. FRN, 3.349%, 9/26/2005 (4)(5)	4,000,000	4,015,728
Ford Motor Credit Co., 7.600%, 8/1/2005 (5)	5,000,000	5,081,095
FPL Group, Inc. FRN, 2.850%, 3/30/2005 (4)(5)	4,000,000	3,999,936
General Motors Acceptance Corp. FRN, 4.750%, 5/19/2005 (4)(5)	4,000,000	4,013,160
HSB Capital I FRN, 3.570%, 7/15/2027 (4)	3,000,000	2,990,121
SLM Corp. FRN, 2.690%, 9/15/2006 (4)(5)	4,000,000	4,012,552
Total Corporate Bonds (identified cost $28,046,613)		28,114,536
Government Agencies — 14.0%
Federal Home Loan Bank — 14.0%
Federal Home Loan Bank Discount Note 2.510%, 3/1/2005 (at amortized cost)	55,000,000	55,000,000
Mortgage Backed Securities —57.8%
Federal Home Loan Mortgage Corp. — 5.5%
5.000%, 8/1/2014	5,773,740	5,839,647
5.000%, 10/1/2033	5,034,043	4,982,565
5.500%, 11/1/2018	6,763,491	6,942,554
6.500%, 9/1/2016	522,390	549,043
7.000%, 11/1/2009	432,751	448,560
7.500%, 9/1/2013	199,222	213,551
7.500%, 4/1/2024	454,377	488,449
7.500%, 4/1/2027	289,732	310,652
8.000%, 8/1/2030	417,774	450,069
8.500%, 9/1/2024	241,820	267,102
9.000%, 6/1/2019	481,215	533,020
9.500%, 2/1/2025	403,717	450,543
		21,475,755

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Government Income Fund (continued)

Description	Principal Amount	Value

Mortgage Backed Securities (continued)

Federal National Mortgage Association — 44.3%
5.000%, 5/1/2018	$3,917,766	$3,951,028
5.000%, 3/1/2020 (6)	6,000,000	6,041,250
5.000%, 3/1/2035 (6)	25,000,000	24,640,625
5.500%, 1/1/2023	4,412,295	4,482,076
5.500%, 10/1/2024	4,806,811	4,877,659
5.500%, 2/1/2033	2,590,227	2,617,515
5.500%, 3/1/2035 (6)	40,000,000	40,337,520
6.000%, 9/1/2013	2,124,047	2,218,030
6.000%, 10/1/2016	1,163,192	1,212,037
6.000%, 3/1/2035 (6)	60,000,000	61,556,280
6.500%, 9/1/2016	1,345,597	1,415,473
6.500%, 9/1/2016	845,926	889,854
6.500%, 8/1/2030 (1)	7,898,693	8,238,518
6.500%, 12/1/2031	530,355	552,851
7.000%, 12/1/2010 (5)	826,338	855,776
7.000%, 3/1/2029	719,097	759,378
7.000%, 7/1/2029 (5)	1,918,812	2,026,296
7.000%, 2/1/2030 (5)	1,544,488	1,631,004
7.500%, 12/1/2009 (5)	1,703,968	1,789,458
7.500%, 10/1/2030	412,146	441,406
8.000%, 10/1/2028 (5)	2,154,201	2,330,266
8.000%, 4/1/2030	634,606	683,650
		173,547,950

Government National Mortgage Association — 8.0%
5.000%, 4/15/2034	3,504,056	3,492,973
5.500%, 9/15/2033	9,544,690	9,717,859
6.000%, 12/20/2033	11,216,748	11,576,974
6.500%, 9/15/2032	3,242,741	3,405,335
7.000%, 6/15/2029	595,360	631,351
7.000%, 8/15/2031	581,560	616,218
8.500%, 6/15/2010	554,139	589,862
9.000%, 11/15/2009 (5)	963,080	1,011,650
9.000%, 1/15/2010	295,784	312,342
9.500%, 10/15/2024	164,974	185,890
		31,540,454
Total Mortgage Backed Securities (identified cost $225,353,705)		226,564,159

U.S. Treasury Notes — 36.9%
1.125%, 6/30/2005	50,000,000	49,738,300
1.250%, 5/31/2005 (5)	20,000,000	19,932,820
1.500%, 7/31/2005	10,000,000	9,945,710
1.625%, 4/30/2005	50,000,000	49,925,800
4.250%, 8/15/2014 (1)	5,000,000	4,955,665
4.250%, 11/15/2014 (1)	10,000,000	9,908,210
Total U.S. Treasury Notes (identified cost $144,384,961)		144,406,505
Total Investments in Securities — 142.0% (identified cost $553,406,122)		556,391,813
Collateral Pool Investments for Securities on Loan — 4.7% (See Note 2 of the Financial Statements) (identified cost $18,396,089)		18,396,089

Description	Principal Amount	Value

Repurchase Agreement — 4.5%
Agreement with Lehman Brothers, Inc., 2.510% dated 2/28/2005, to be repurchased at $17,701,609 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2026, with a market value of $18,054,481 (at amortized cost)	$17,700,374	$17,700,374
Total Investments — 151.2% (identified cost $589,502,585)		592,488,276
Other Net Assets and Liabilities — (51.2)%		(200,751,836)
Total Net Assets — 100.0%		$391,736,440

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	5.2%
Collateralized Mortgage Obligations	20.9%

Corporate Bonds	7.2%
Government Agencies	14.0%
Mortgage Backed Securities	57.8%
U.S. Treasury Notes	36.9%

Other Assets and Liabilities	(42.0)%
Total	100.0%

Intermediate Bond Fund

Description	Principal Amount	Value

Asset-Backed Securities — 2.1%
Citibank Credit Card Issuance Trust 2002-A1, Class A1, 4.950%, 2/9/2009	$6,000,000	$6,122,388
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029	7,000,000	7,018,725
Total Asset-Backed Securities (identified cost $13,004,649)		13,141,113

Collateralized Mortgage Obligations — 6.9%
Countrywide Alternative Loan Trust 2004-J4, Class 1A2, 3.230%, 6/25/2034	5,000,000	4,959,890
Criimi Mae CMBS Corp. 1998-1, Class A3, 6.306%, 6/20/2030 (7)	917,455	919,234
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	4,480,000	4,492,974
Federal Home Loan Mortgage Corp., Class MH, (Series 2686), 5.500%, 7/15/2032	4,000,000	4,061,208
5.500%, 7/15/2032	10,000,000	10,153,020

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Bond Fund (continued)

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association, Pass-Thru INT, 15-year, 5.500%, 11/1/2018 (1)	$14,948,590	$15,328,418
Federal National Mortgage Association, Pass-Thru INT, 30-year, 6.500%, 10/1/2031	1,384,698	1,443,434
Federal National Mortgage Association, Pass-Thru INT, 15-year, 7.000%, 12/1/2015	1,179,855	1,246,227
Prudential Home Mortgage Securities 1993-H, Class 2B, 6.827%, 9/28/2008 (7)	132,360	132,221
Total Collateralized Mortgage Obligations (identified cost $42,582,876)		42,736,626

Corporate Bonds & Notes — 56.7%

Automotive & Related — 4.9%
DaimlerChrysler North America Holding Corp., Note, (Series MTND), 3.349%, 9/26/2005 (4)(5)	6,000,000	6,023,592
Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	5,000,000	5,119,330
General Motors Acceptance Corp., Note, 6.875%, 8/28/2012 (1)	5,000,000	4,918,320
General Motors Acceptance Corp., Note, (Series MTN), 4.230%, 5/16/2005	6,000,000	6,019,740
General Motors Acceptance Corp., Note, (Series MTN), 4.375%, 12/10/2007	5,000,000	4,863,000
General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	3,000,000	3,062,097
		30,006,079

Banks — 5.3%
Citicorp, Sub. Note, (Series F), 6.375%, 11/15/2008 (1)	7,000,000	7,527,660
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	2,444,176
UBS Preferred Funding Trust, Bond, 8.622%, 10/29/2049	7,000,000	8,242,794
Wachovia Bank NA, 4.875%, 2/1/2015	10,000,000	9,922,060
World Savings Bank FSB, Sr. Note, (Series BKN1), 2.535%, 3/2/2009	5,000,000	5,006,535
		33,143,225

Beverages & Foods — 3.0%
General Mills, Inc., Note, 3.875%, 11/30/2007	5,000,000	4,952,970
Kraft Foods, Inc., Note, 5.250%, 6/1/2007	5,000,000	5,125,480
Kroger Co., 8.050%, 2/1/2010	5,000,000	5,727,845
Miller Brewing Co., Note, (Series 144A), 5.500%, 8/15/2013 (7)	3,000,000	3,101,217
		18,907,512

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Broadcasting — 0.8%
Univision Communications, Inc., Sr. Note, 3.500%, 10/15/2007	$5,000,000	$4,886,425

Broker/Dealers — 5.4%
Goldman Sachs Group, Inc., Note, 5.000%, 10/1/2014	3,000,000	2,982,711
Merrill Lynch & Co., Note, (Series MTNC), 2.990%, 2/5/2010	7,000,000	7,000,000
Merrill Lynch & Co., Note, (Series MTNC), 5.000%, 1/15/2015 (1)	5,000,000	4,955,575
Merrill Lynch & Co., Sr. Note, (Series MTNC), 3.000%, 4/30/2007	7,000,000	6,869,002
Morgan Stanley Group, Inc., Note, 3.625%, 4/1/2008	5,000,000	4,876,750
Morgan Stanley, Sr. Note, (Series MTNF), 2.795%, 1/18/2008	7,000,000	7,013,825
		33,697,863

Computer Services — 0.8%
Computer Associates, Inc., Sr. Note, (Series 144A), 5.625%, 12/1/2014 (7)	5,000,000	5,078,100

Construction Equipment — 0.4%
CRH America, Inc., Note, 6.950%, 3/15/2012	2,000,000	2,252,478

Consumer Cyclical — 0.4%
Tyco International Group, Note, 5.800%, 8/1/2006	2,500,000	2,560,780

Corporate-Other — 1.0%
Core Investment Grade Trust, Pass Thru Cert., 4.727%, 11/30/2007 (1)	6,000,000	6,054,030

Domestic & International Oil — 1.6%
Enterprise Products Operating LP, Sr. Note, (Series 144A), 5.600%, 10/15/2014 (7)	3,000,000	3,072,579
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,483,853
Pancanadian Petroleum Ltd., Bond, 6.300%, 11/1/2011	4,000,000	4,365,916
		9,922,348

Electrical Equipment — 0.8%
General Electric Co., Note, 5.000%, 2/1/2013	5,000,000	5,083,070

Energy — 0.3%
Halliburton Co., Note, 5.500%, 10/15/2010	2,000,000	2,085,322
Financial Services — 12.9%
Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005 (5)(7)	5,500,000	5,614,318
American Express Credit, Note, (Series MTNB), 2.660%, 10/14/2005	6,000,000	6,002,916

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Intermediate Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Financial Services (continued)
American General Finance Corp., Note, (Series G), 4.500%, 11/15/2007 (1)	$5,000,000	$5,035,660
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	2,573,515
Bunge Ltd. Finance Corp., Note, 5.350%, 4/15/2014	2,500,000	2,539,497
Countrywide Home Loan, Company Guarantee, (Series MTNL), 4.000%, 3/22/2011	5,000,000	4,785,870
Countrywide Home Loans, Global Bond, 2.875%, 2/15/2007	5,000,000	4,887,120
Credit Suisse, London, Sub. Note, (Series 144A), 7.900%, 5/29/2049 (7)	5,000,000	5,363,755
General Electric Capital Corp., Note, (Series A), 6.800%, 11/1/2005 (5)	4,000,000	4,092,144
General Electric Capital Corp., Note, (Series A), 6.500%, 12/10/2007 (1)	5,000,000	5,311,525
Household Finance Corp., Sr. Unsub., 3.080%, 11/16/2009	6,000,000	6,027,228
Household Finance Corp., Note, 7.000%, 5/15/2012	3,000,000	3,388,437
MBNA Capital B, Jr. Sub. Note, (Series B), 3.543%, 2/1/2027 (4)	3,000,000	2,859,933
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	7,000,000	6,958,259
National Rural Utilities Cooperative Finance Corp., Note, 3.875%, 2/15/2008	4,000,000	3,970,336
SLM Corp., Note (Series MTNA), 5.625%, 9/15/2006	5,000,000	5,015,690
SLM Corp., Note (Series MTNA), 5.625%, 4/10/2007	5,000,000	5,152,300
		79,578,503
Insurance — 4.8%
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008 (7)	7,000,000	7,369,292
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	5,000,000	5,574,235
HSB Capital I, Company Guarantee, (Series B), 3.570%, 7/15/2027 (4)	4,000,000	3,986,828
Protective Life Corp., Unsecd. Note, 4.000%, 4/1/2011	8,000,000	7,704,184
Prudential Funding Corp., Note, (Series MTN), 6.600%, 5/15/2008 (7)	5,000,000	5,344,330
		29,978,869
Leasing — 0.3%
International Lease Finance Corp., Note, 4.500%, 5/1/2008	2,000,000	1,998,194

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media — 1.4%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	$4,000,000	$4,100,848
Comcast Cable Communications, Sr. Note, 6.750%, 1/30/2011	3,000,000	3,314,886
Comcast Corp., Company Guarantee, 5.500%, 3/15/2011 (1)	1,000,000	1,041,905
		8,457,639
Publishing — 0.4%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,564,312
Real Estate — 1.3%
Centex Corp., Note, (Series MTN), 2.993%, 8/1/2007	8,000,000	8,008,928
REITS-Diversified — 0.7%
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	4,000,000	4,114,768
Services-Diversified Commercials — 1.3%
Cendant Corp., Note, 6.250%, 3/15/2010	3,500,000	3,721,413
Interpublic Group of Cos., Inc., Note, 6.250%, 11/15/2014 (1)	4,000,000	4,066,204
		7,787,617
Short-Term Business Credit — 0.8%
CIT Group, Inc., Sr. Note, 3.650%, 11/23/2007	5,000,000	4,918,355

Telecommunications — 6.5%
BellSouth Corp., Note, 4.750%, 11/15/2012	3,000,000	2,993,292
British Telecommunication PLC, Note, 7.875%, 12/15/2005	5,000,000	5,161,130
Intelsat, Ltd., Sr. Note, 5.250%, 11/1/2008 (1)	2,000,000	1,895,000
SBC Communications, Note, 5.100%, 9/15/2014 (1)	7,000,000	7,008,239
Sprint Capital Corp., 7.125%, 1/30/2006	5,000,000	5,145,320
Telecom Italia Capital, Company Guarantee, (Series 144A), 5.250%, 11/15/2013 (1)	5,000,000	5,050,375
Telecom Italia Capital, Company Guarantee, (Series 144A), 4.950%, 9/30/2014 (7)	7,000,000	6,872,138
Telefonos de Mexico, S.A., Note, (Series 144A), 5.500%, 1/27/2015	3,000,000	2,972,121
Verizon Global Funding, Note, 7.375%, 9/1/2012	3,000,000	3,474,504
		40,572,119

Transportation — 1.0%
Delta Air Lines, Inc., Equip. Trust, (Series 1993-A2), 10.500%, 4/30/2016	2,000,000	1,280,590

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation (continued)
Systems 2001 Asset Trust, Pass Thru Cert., (Series 144A), 6.664%, 9/15/2013 (7)	$4,727,093	$5,154,918
		6,435,508

Utilities-Electric — 0.6%
FPL Group Capital, Inc., Company Guarantee, 2.850%, 3/30/2005 (4)	4,000,000	3,999,936
Total Corporate Bonds & Notes (identified cost $349,921,166)		352,091,980

Government Agencies — 16.2%

Federal Home Loan Bank System — 12.9%
2.510%, 3/1/2005	75,000,000	75,000,000
5.430%, 11/17/2008 (1)	5,000,000	5,242,265
		80,242,265

Federal National Mortgage Association — 3.3%
5.500%, 2/15/2006	10,000,000	10,196,140
7.000%, 7/15/2005	10,000,000	10,153,990
		20,350,130
Total Government Agencies (identified cost $100,138,651)		100,592,395

Mortgage Backed Securities — 10.3%

Federal Home Loan Mortgage Corp. — 0.2%
7.500%, 2/1/2031	792,782	849,090
7.500%, 6/1/2031	316,326	338,647
		1,187,737

Federal National Mortgage Association — 9.9%
5.500%, 3/15/2035 (6)	20,000,000	20,168,760
6.000%, 3/15/2035 (6)	40,000,000	41,037,520
		61,206,280

Government National Mortgage Association — 0.2%
7.000%, 3/15/2032	1,378,165	1,460,248
Total Mortgage Backed Securities (identified cost $63,445,122)		63,854,265

U.S. Treasury Securities — 12.2%

U.S. Treasury Notes — 12.2%
1.625%, 3/31/2005 (5)	30,000,000	29,985,960
1.625%, 4/30/2005 (1)	30,000,000	29,955,480
4.250%, 11/15/2014 (1)	16,000,000	15,853,136
Total U.S. Treasury Securities (identified cost $75,831,702)		75,794,576
Total Investment in Securities — 104.4% (identified cost $644,924,166)		648,210,955

Description	Principal Amount	Value

Collateral Pool Investment for Securities on Loan — 17.2% (See Note 2 of the Financial Statements) (identified cost $106,904,271)		$106,904,271

Repurchase Agreement — 4.8%
Agreement with Lehman Brothers, Inc., 2.510% dated 2/28/2005, to be repurchased at $29,992,226 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2016, with a market value of $30,590,141 (at amortized cost)	$29,990,135	29,990,135
Total Investments — 126.4% (identified cost $781,818,572)		785,105,361
Other Net Assets and Liabilities — (26.4)%		(163,989,528)
Total Net Assets — 100.0%		$621,115,833

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	6.9%

Corporate Bonds	56.7%
Government Agencies	16.2%
Mortgage Backed Securities	10.3%
U.S. Treasury Notes	12.2%

Other Assets and Liabilities	(4.4)%
Total	100.0%

Intermediate Tax-Free Fund

Description/Credit Rating (9)	Principal Amount	Value

Municipals — 99.5%

Arizona — 4.1%
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series A), GO UT Refunding, 5.000% (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	$1,885,000	$2,074,763
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue Subordinate Bonds, (Series A), 5.000% (MBIA Insurance Corp.), 7/1/2015 AAA/Aaa	1,000,000	1,091,640
Phoenix, AZ, Civic Improvement Corp., Water System Revenue Refunding Jr. Lien Bonds, 5.250% (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AAA/Aaa	500,000	565,715
		3,732,118

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

Arkansas — 1.9%
Arkansas Development Finance Authority, Revenue Bonds, 5.000% (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020 AAA/Aaa	$700,000	$717,178
University of Arkansas, Refunding Revenue Bonds, (Series A), 4.000% (MBIA GO of Brd)/(Original Issue Yield: 2.75%), 11/1/2009 NA/Aaa	1,000,000	1,040,950
		1,758,128

California — 1.2%
California State, Economic Recovery Bonds, (Series B), GO UT, 5.000% (Original Issue Yield: 3.02%), 7/1/2023 (Mandatory Tender 7/1/2008), AA-/Aa3	1,000,000	1,063,830

Colorado — 5.3%
El Paso County, CO, School District No. 49 Falcon, GO UT, 5.750% (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AAA/Aaa	1,875,000	2,127,581
Larimer County, CO, School District No. R-1 Poudre, GO UT, 5.250% (FGIC State Aid Withholding)/(Original Issue Yield: 4.65%), 12/15/2009 AA-/Aa3	2,500,000	2,688,525
		4,816,106

Georgia — 3.3%
De Kalb County, GA, GO UT, (Series A), 5.000% (Original Issue Yield: 2.15%), 1/1/2007 AA+/Aaa	1,790,000	1,868,760
Georgia Municipal Electric Authority, Revenue Bonds Subordinate, (Series A), 5.250% (MBIA Insurance Corp.)/(Original Issue Yield: 4.70%), 1/1/2014 AAA/Aaa	1,000,000	1,118,170
		2,986,930
Hawaii — 1.2%
Hawaii State Airport System, Refunding Revenue Bonds, 5.250% (FGIC)/(Original Issue Yield: 4.77%), 7/1/2011 AAA/Aaa	1,000,000	1,086,090

Illinois — 2.6%
Kendall, Kane & Will Counties, IL, Community United School District No. 308, GO UT, 5.250% (FSA Insurance Corp.)/(Original Issue Yield: 4.38%), 10/1/2016 NR/Aaa	1,125,000	1,255,860

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

Illinois (continued)
University of Illinois, Auxiliary Facilities System Refunding Revenue Bonds, (Series A), 5.250%, (AMBAC INS)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	$1,060,000	$1,176,907
		2,432,767

Indiana — 3.9%
Indianapolis-Marion County, IN, Public Library, GO UT, 5.800%, (Original Issue Yield: 5.74%), 7/1/2012 (Prerefunded 1/1/2009), AAA/Aa2	1,425,000	1,588,049
Petersburg, IN, Pollution Control Refunding Revenue Bonds, (Indianapolis Power & Light Co.), 6.100%, (MBIA Insurance Corp.)/(Original Issue Yield: 6.099%), 1/1/2016 AAA/Aaa	2,000,000	2,030,040
		3,618,089

Iowa — 3.4%
Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, (Ipsco, Inc.) 6.000%, 6/1/2027 (Mandatory Tender 6/1/2007) NR	3,000,000	3,114,930

Kansas — 3.0%
Manhattan, KS, Commercial Development, Refunding Revenue Holiday Inn Sub (Series B), 11.000%, 7/1/2016 (Escrowed to Maturity), NR/#Aaa	1,000,000	1,627,540
Sedgwick County, KS, Unified School District No. 259 Wichita, GO UT, 6.000%, (Original Issue Yield: 4.64%), 9/1/2008 AA/Aa3	1,000,000	1,103,360
		2,730,900

Massachusetts — 7.4%
Commonwealth of Massachusetts, GO Ltd., Consolidated Loan, (Series A), 6.000%, (Original Issue Yield: 5.67%), 2/1/2014 (Prerefunded 2/1/2010), AAA/Aa2	2,500,000	2,839,550
Commonwealth of Massachusetts, GO Ltd., Consolidated Loan, (Series E), 5.500%, (Original Issue Yield: 4.10%), 1/1/2014 (Prerefunded 1/1/2013), AA-/Aa2	3,500,000	3,932,180
		6,771,730

Michigan — 3.9%
Detroit, MI, City School District, (Series B), GO UT, 5.000%, (FGIC Q-SBLF)/(Original Issue Yield: 4.50%), 5/1/2009 AAA/Aaa	3,300,000	3,561,624

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

Minnesota — 3.5%
Minneapolis/St. Paul, MN, Metropolitan Airports Commission Airport Revenue Bonds, (Series B), 5.250% (FGIC)/(Original Issue Yield: 4.07%), 1/1/2006 AAA/Aaa	$1,000,000	$1,023,440
Minneapolis/St. Paul, MN, Metropolitan Airports Commission Airport Revenue Bonds, (Series B), 5.500% (FGIC)/(Original Issue Yield: 4.75%), 1/1/2011 AAA/Aaa	2,000,000	2,206,900
		3,230,340

Nevada — 2.3%
Clark County, NV, School District, GO Ltd., Refunding Bonds (Series D), 5.250% (FGIC)/(Original Issue Yield: 4.48%), 6/15/2014 AAA/Aaa	1,880,000	2,108,646

New Mexico — 2.5%
Belen, NM, Consolidated School District No. 002, Refunding Bonds, GO UT, (Series A), 4.000% (MBIA State Aid Withholding)/(Original Issue Yield: 2.42%), 8/1/2006 NR/Aaa	1,150,000	1,173,587
New Mexico State Highway Commission, Senior Subordinate Lien Tax Revenue Bonds, 6.000%, (Original Issue Yield: 5.37%), 6/15/2010 (Prerefunded 6/15/2009), AA+/Aa2	1,000,000	1,120,120
		2,293,707

New York — 9.5%
Metropolitan Transit Authority, NY, Revenue Bonds, (Series A), 5.500% (AMBAC)/(Original Issue Yield: 3.61%), 11/15/2016 AAA/Aaa	1,500,000	1,732,815
New York, NY, Refunding Bonds, (Series C), GO UT, 5.500%, (Original Issue Yield: 4.80%), 8/1/2015 A/A2	2,000,000	2,211,660
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2010 (Econ Defeased to Maturity), NR/A3	1,100,000	1,273,547
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A3	1,100,000	1,292,181
White Plains, NY, GO UT, Public Improvement Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.31%), 1/15/2007 Aa1	1,365,000	1,389,215

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

New York (continued)
White Plains, NY, GO UT, Public Improvement Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.66%), 1/15/2008 Aa1	$820,000	$836,826
		8,736,244

North Dakota — 5.5%
Fargo, ND, Health System Revenue Bonds (Meritcare), (Series A), 5.750% (FSA, Inc.)/(Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa	2,940,000	3,280,276
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds, (Series A), 6.000% (MBIA Ins.)/(Original Issue Yield: 5.39%), 8/1/2011 AAA/Aaa	1,545,000	1,752,571
		5,032,847

Ohio — 4.1%
Ohio State Building Authority, Revenue Refunding Bonds, (Series B), 5.000% (MBIA Ins.)/(Original Issue Yield: 2.27%), 10/1/2009 AAA/Aaa	2,000,000	2,164,520
Olentangy, OH, Local School District, (Series B), GO UT, 5.500% (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 AAA/Aaa	1,000,000	1,129,750
Sidney, OH, Industrial Development, Revenue Bonds (Perfection Bakeries, Inc. Project), 5.400% (Fort Wayne National Corp. LOC)/(Original Issue Yield: 5.399%), 9/15/2005 NR	425,000	433,815
		3,728,085

Oregon — 1.2%
Salem-Keizer, OR, School District No. 24J, GO UT, 5.375% (FGIC School Bond Guaranty), 6/1/2014 (Prerefunded 6/1/2009), AAA/Aaa	1,000,000	1,099,390

Pennsylvania — 5.0%
Commonwealth of Pennsylvania, First Series GO UT, 6.000%, (Original Issue Yield: 5.54%), 1/15/2012 (Prerefunded 1/15/2010), AAA/Aa2	4,000,000	4,568,200

Puerto Rico — 1.6%
Puerto Rico Commonwealth Highway and Transportation Authority, Subordinate Transportation Revenue Bonds, 5.000% (CIFG-TCRS)/(Original Issue Yield: 3.61%), 7/1/2009 AAA/Aaa	1,335,000	1,445,939

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

South Carolina — 3.2%
South Carolina State Public Service Authority Revenue Bonds, (Series A), 5.375% (MBIA Insurance Corp.)/(Original Issue Yield: 4.80%), 1/1/2006 AAA/Aaa	$2,835,000	$2,905,733

Tennessee — 1.5%
Putnam County, TN, Refunding GO UT, 5.250% (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/Aaa	1,200,000	1,343,040

Texas — 3.6%
Dallas, TX, Waterworks & Sewer System, Refunding Revenue Bonds, 5.500%, (Original Issue Yield: 5.22%), 10/1/2014 AA+/Aa2	1,000,000	1,099,450
Tarrant County, TX, HFDC, Health System Revenue Bonds, 5.75% (Texas Health Resources System Series A)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.05%), 2/15/2009 AAA/Aaa	2,000,000	2,188,980
		3,288,430

Utah — 1.7%
Alpine, Utah, School District, Utah School Board Guaranty Program, GO UT, 4.000%, (School Board Guaranty), 3/15/2006 NR/Aaa	1,525,000	1,550,208

Virginia — 4.4%
Loudoun County, VA, GO UT, Public Improvement Bonds (Series B), 5.750% (State Aid Withholding)/(Original Issue Yield: 5.00%), 1/1/2011 AA+/Aaa	2,190,000	2,474,503
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Project), 4.850% (Fannie Mae — Stanby Liq Fac)/(Original Issue Yield: 4.85%)/(Mandatory Tender 7/1/2011), 7/1/2031 NR/Aaa	1,500,000	1,592,970
		4,067,473

Washington — 1.2%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, 6.875% (Original Issue Yield: 6.874%)/(Weyerhaeuser Co.), 10/1/2008 BBB/NR	1,000,000	1,091,430

Description/Credit Rating (9)	Principal Amount or Shares	Value

Municipals (continued)

West Virginia — 1.3%
West Virginia State Hospital Finance Authority, Hospital Revenue (Series B), (Oak Hill Hospital, Inc.), 6.750%, (Original Issue Yield: 6.95%), 9/1/2030, (Prerefunded 9/1/2010), AAA/Aaa	$1,000,000	$1,187,640

Wisconsin — 6.2%
Cedarburg, WI, School District, Refunding GO UT, (Series B), 5.375% (Financial Security Assurance, Inc.)/(Original Issue Yield: 5.00%), 3/1/2016, (Prerefunded 3/1/2011), NR/Aaa	940,000	1,050,713
Cedarburg, WI, School District, Refunding GO UT, (Series B), 5.375% (Financial Security Assurance, Inc.)/(Original Issue Yield: 4.93%), 3/1/2015, (Prerefunded 3/1/2011), NR/Aaa	895,000	1,000,413
Kenosha County, WI, Refunding GO UT, (Series A), 5.000% (FGIC)/(Original Issue Yield: 4.50%), 3/1/2013 AAA/Aaa	1,535,000	1,633,148
Wisconsin State, GO UT, (Series C), 6.000%, (Original Issue Yield: 5.750%), 5/1/2014, (Prerefunded 5/1/2010), AA-/Aa3	1,750,000	1,996,523
		5,680,797
Total Municipals (identified cost $87,330,672)		91,031,391

Mutual Funds — 5.1%
Federated Tax-Free Obligations Fund	1,302,371	1,302,371
Fidelity Tax Exempt Money Market	3,376,718	3,376,716
Total Mutual Funds (shares at net asset value)		4,679,087
Total Investments — 104.6% (identified cost $92,009,761) (10)		95,710,478
Other Net Assets and Liabilities — (4.6)%		(4,238,174)
Total Net Assets — 100.0%		$91,472,304

Portfolio Credit Quality Allocations*
Credit Quality	Fund
AAA	58.9%
AA	29.3%

A	6.6%
BAA2	1.2%
NR	3.9%

Other Assets and Liabilities	0.1%
Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund

Description	Principal Amount	Value

Asset-Backed Securities — 10.3%
BMW Vehicle Owner Trust 2003-A, Class A3, 1.940%, 2/25/2007	$672,715	$670,395
Capital Auto Receivables Asset Trust 2003-2, Class A3A, 1.440%, 2/15/2007	803,185	797,411
Capital Auto Receivables Asset Trust 2004-1, Class A4, Class A, 2.640%, 11/17/2008	1,000,000	973,120
CNH Equipment Trust 2003-A, Class A3B, 1.890%, 7/16/2007	1,050,937	1,045,526
Core Investment Grade Bond, 4.727%, 11/30/2007 (1)	1,700,000	1,715,308
DaimlerChrysler Auto Trust 2004-B, Class A3, 3.180%, 9/8/2008	1,000,000	993,134
Honda Auto Receivables Owner Trust 2003-1, Class A3, 1.920%, 11/20/2006	707,825	706,065
Household Automotive Trust 2002-3, Class A3A, 2.750%, 6/18/2007	448,238	448,323
Household Automotive Trust 2003-1, Class A3, 1.730%, 12/17/2007	902,596	897,702
John Deere Owner Trust 2001-A, Class A3, 1.790%, 4/15/2007	1,329,667	1,320,743
Long Beach Acceptance Auto Receivables Trust 2003-A, Class A3, 2.021%, 7/15/2007	1,037,419	1,034,616
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029	750,654	405,259
Residential Asset Mortgage Products, Inc. 2004-RS2, Series RS2, 3.350%, 8/25/2029	1,500,000	1,471,105
USAA Auto Owner Trust 2004-2, Class A3, 3.030%, 6/16/2008	1,750,000	1,735,214
WFS Financial Owner Trust 2004-1, Class A4, 2.810%, 8/22/2011	1,150,000	1,121,907
Total Asset-Backed Securities (identified cost $15,794,694)		15,335,828

Collateralized Mortgage Obligations — 24.7%

Government National Mortgage Association — 3.2%
2.866%, Series 0348, Class AB, 2/16/2020	868,025	843,005
3.206%, Series 2003-72, Class A, 4/16/2018 (1)	1,780,690	1,742,093
3.313%, Series 2002-83, Class A, 4/16/2017	1,283,464	1,263,006
3.590%, Series 2004-78, Class A, 11/16/2017	978,737	961,409
		4,809,513

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)

Federal Home Loan Mortgage Corporation — 1.3%
3.150%, Class A3, 5/15/2010	$2,000,000	$1,939,098

Other Financial — 20.0%
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	1,000,000	1,002,896
CS First Boston Mortgage Securities Corp. 2004-C1, Class A1, 2.254%, 1/15/2037	1,608,097	1,567,796
Countrywide Alternative Loan Trust 2004-J9, Class 1A2, 4.586%, 10/25/2034	2,400,000	2,386,853
Deutsche Mortgage Securities, Inc. 2004-2, Class A2, 3.080%, 1/25/2034	1,500,000	1,493,729
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	3,000,000	3,008,025
GSR Mortgage Loan Trust 2004-12, Class 3A3, 4.568%, 12/25/2034	1,600,000	1,590,814
Impac Secured Assets Common Owner Trust 2004-2, Class A3, 4.995%, 8/25/2034	1,200,000	1,197,439
JP Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	1,333,849	1,292,868
LB-UBS Commercial Mortgage Trust 2004-C1, Class A1, 2.964%, 1/15/2029	1,422,180	1,380,429
Master Adjustable Rate Mortgages Trust 2004-13, Class 3A4, 3.787%, 11/21/2034	1,900,000	1,881,093
Morgan Stanley Capital, Inc. 2003-IQ6, Class A1, 2.800%, 12/15/2041	1,389,649	1,363,463
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	1,662,362	1,613,424
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	2,167,308	2,121,537
Washington Mutual 2002-R10, Class A6, 4.820%, 10/25/2032	438,209	437,328
Washington Mutual 2003-AR5, Class A4, 3.641%, 6/25/2033	1,125,550	1,124,235
Washington Mutual 2004-AR7, Class A4, 3.963%, 7/25/2034	3,000,000	2,973,393
Wells Fargo Mortgage Backed Securities 2004-N, Class A2, 3.599%, 8/25/2034	2,000,000	1,997,344
Wells Fargo Mortgage Backed Securities 2004-W, Class A4, 4.626%, 11/25/2034	1,600,000	1,602,160
		30,034,826
Total Collateralized Mortgage Obligations (identified cost $37,255,495)		36,783,437

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes — 38.4%

Banks — 2.8%
Bank of New York Co., Inc., Note, 2.200%, 5/12/2006	$1,100,000	$1,081,052
Union Planters Bank, Note, 5.125%, 6/15/2007	1,500,000	1,539,765
Wachovia Corp., Note, 4.950%, 11/1/2006	1,600,000	1,628,763
		4,249,580

Broadcasting — 1.0%
Clear Channel Communications, Inc., 6.000%, 11/1/2006 (1)	1,500,000	1,543,929

Brokers/Dealers — 2.9%
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006 (1)	1,220,000	1,256,044
Goldman Sachs Group, Inc., Note, Series MTNB, 2.850%, 10/27/2006	1,900,000	1,870,662
Morgan Stanley Group, Inc., Note, 7.750%, 6/15/2005	450,000	456,044
Morgan Stanley, Unsubordinated, 6.100%, 4/15/2006	810,000	831,393
		4,414,143

Computer Services — 1.0%
IBM Corp., Unsecured Note, 2.375%, 11/1/2006	1,500,000	1,469,949

Construction Equipment — 0.8%
Caterpillar Financial Services Corp., Note, Series MTNF, 2.350%, 9/15/2006	1,300,000	1,272,224

Electric — 2.7%
Alabama Power Co., 2.800%, 12/1/2006	1,250,000	1,227,130
CalEnergy Co., Inc., Sr. Note, 7.630%, 10/15/2007	1,000,000	1,079,405
FPL Group, Inc., Company Guarantee, 7.625%, 9/15/2006	1,600,000	1,689,238
		3,995,773

Energy — 1.0%
Marathon Oil Corp., Note, 5.375%, 6/1/2007	1,500,000	1,540,130

Entertainment — 1.1%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	1,610,000	1,650,591

Financial Services — 3.3%
Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005 (1)(7)(8)	750,000	765,589
Cendant Corp., Unsecured Note, 6.875%, 8/15/2006	1,550,000	1,613,206
MBNA Corp., 6.250%, 1/17/2007	1,290,000	1,339,780

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Financial Services (continued)
National City Bank, Indiana, Note, 2.375%, 8/15/2006	$1,275,000	$1,248,898
		4,967,473

Forest Products & Paper — 0.3%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	502,605

Industrial Services — 2.9%
Dayton-Hudson Corp., Note, 7.500%, 7/15/2006	1,700,000	1,782,071
FedEx Corp., Note, 2.650%, 4/1/2007	2,200,000	2,137,370
Tyco International Group, Note, 5.800%, 8/1/2006	410,000	419,968
		4,339,409

Insurance — 2.4%
HSB Capital I, Company Guarantee, 3.570%, 7/15/2027	2,430,000	2,421,998
MGIC Investment Corp., Sr. Note, 6.000%, 3/15/2007	1,100,000	1,141,994
		3,563,992

Leasing — 0.7%
General Electric Capital Corp., 5.350%, 3/30/2006	1,000,000	1,018,425

Media — 2.4%
Cox Communications, Inc., 7.750%, 8/15/2006	1,500,000	1,574,500
Gannett Co., Inc., Note, 4.950%, 4/1/2005	955,000	956,453
Liberty Media Corp., Note, 3.500%, 9/25/2006 (1)	1,050,000	1,038,158
		3,569,111
Other Financial — 0.8%
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	1,200,000	1,192,844
Papers — 0.2%
Weyerhaeuser Co., Note, 5.500%, 3/15/2005	303,000	303,172
Personal Credit — 5.4%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008	2,300,000	2,278,178
Ford Motor Credit Co., Note, 7.600%, 8/1/2005	780,000	792,651
Ford Motor Credit Co., Note, 6.875%, 2/1/2006	1,100,000	1,126,253
General Motors Acceptance Corp., Note, 6.125%, 9/15/2006	2,600,000	2,652,075
Household Finance Corp., Note, 8.000%, 5/9/2005	1,200,000	1,211,263
		8,060,420
Real Estate — 4.2%
Duke Realty Corp., Note, 3.350%, 1/15/2008	1,500,000	1,455,161

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Real Estate (continued)
ERP Operating LP, Note, 6.630%, 4/13/2005	$1,400,000	$1,405,376
Kimco Realty Corp., Note, Series MTN, 7.460%, 5/29/2007	1,700,000	1,826,971
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	1,500,000	1,543,038
		6,230,546
Short-Term Business Credit — 0.9%
CIT Group, Inc., Sr. Note, 4.125%, 2/21/2006	1,275,000	1,281,821
Telecommunications — 1.3%
British Telecommunication PLC, Note, 7.875%, 12/15/2005	570,000	588,369
France Telecommunications, Note, 8.200%, 3/1/2006	570,000	589,757
Verizon Global Funding, Note, 6.750%, 12/1/2005 (1)	810,000	829,223
		2,007,349
Total Corporate Bonds & Notes (identified cost $57,615,633)		57,173,486
Government Agencies — 20.3%
Federal Home Loan Bank — 13.5%
Federal Home Loan Bank, Discount Note, 2.510%, 3/1/2005	20,000,000	20,000,000
Federal National Mortgage Association — 6.8%
Federal National Mortgage Association, Note, 4.250%, 6/15/2005 (1)	5,000,000	5,020,490
5.500%, 2/15/2006 (1)	5,000,000	5,098,070
		10,118,560
Total Government Agencies (identified cost $30,068,255)		30,118,560
Mortgage Backed Pass-Through Securities — 1.5%

Federal Home Loan Mortgage Corporation — 0.1%
9.000%, 7/1/2014	51,471	53,819
11.000%, 8/1/2019	119,236	130,681
		184,500

Federal National Mortgage Association — 1.3%
7.000%, 12/1/2015	318,643	336,569
7.500%, 9/1/2015	361,480	382,418
8.000%, 8/1/2007	721	745
8.000%, 5/1/2008	91,152	93,585
9.000%, 7/1/2009	60,937	64,532
9.500%, 12/1/2024	39,045	43,962
9.500%, 1/1/2025	155,319	175,281
9.500%, 1/1/2025	186,986	210,533
9.500%, 1/1/2025	87,318	98,314
10.000%, 7/1/2020	106,051	120,046
10.500%, 1/1/2022	26,064	29,873
11.000%, 12/1/2015	282,543	312,772
		1,868,630

Description	Principal Amount	Value

Mortgage Backed Pass-Through Securities (continued)

Government National Mortgage Association — 0.1%
9.000%, 12/15/2019	$107,003	$118,871
Total Mortgage Backed Pass-Through Securities (identified cost $2,099,891)		2,172,001
Total Investments in Securities — 95.2% (identified cost $142,833,968)		141,583,312
Collateral Pool Investment for Securities on Loan — 10.0% (See Note 2 of the Financial Statements) (identified cost $14,822,626)		14,822,626
Repurchase Agreements — 5.3%
Agreement with Lehman Brothers, Inc., 2.510%, dated 2/28/2005, to be repurchased at $7,932,571 on 3/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 10/15/2016, with a market value of $8,092,752 (at amortized cost)	7,932,018	7,932,018
Total Investments — 110.5% (identified cost $165,588,612)		164,337,956
Other Assets and Liabilities — (10.5)%		(15,569,202)
Total Net Assets — 100.0%		$148,768,754

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	10.3%
Collateralized Mortgage Obligations	24.7%

Corporate Bonds	38.4%
Government Agencies	20.3%
Mortgage Backed Securities	1.5%

Other Assets and Liabilities	4.8%
Total	100.0%

Government Money Market

Description	Principal Amount	Value

Government Agencies — 64.5%
Federal Home Loan Bank — 41.4%
Federal Home Loan Bank, 2.450%, 3/21/2005	$40,000,000	$40,000,389
Federal Home Loan Bank, 2.250%, 6/23/2005	1,000,000	999,690
Federal Home Loan Bank, 2.375%, 11/1/2005	2,000,000	1,997,918
Federal Home Loan Bank, 2.765%, 8/26/2005	21,600,000	21,592,824

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Government Money Market (continued)

Description	Principal Amount	Value

Government Agencies (continued)

Federal Home Loan Bank (continued)
Federal Home Loan Bank, 1.750%, 8/15/2005	$4,220,000	$4,210,112
Federal Home Loan Bank, 3.000%, 8/15/2005	3,000,000	3,010,687
		71,811,620

Federal National Mortgage Association — 23.1%
Federal National Mortgage Association, 2.455%, 7/6/2005	40,000,000	39,995,502
Total Government Agencies		111,807,122

Repurchase Agreements — 35.3%
Agreement with Deutsche Bank Alex Brown, Inc., 2.620%, dated 2/28/2005, to be repurchased at $25,001,819 on 3/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 6/15/2011, with a market value of $25,219,330	25,000,000	25,000,000
Agreement with Morgan Stanley & Co., Inc., 2.610%, dated 2/28/2005, to be repurchased at $25,001,813 on 3/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 6/15/2006, with a market value of $25,504,898	25,000,000	25,000,000
Agreement with State Street Bank & Trust Co., Inc., 2.500%, dated 2/28/2005, to be repurchased at $11,137,954 on 3/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 5/13/2005, with a market value of $11,362,641	11,137,180	11,137,180
Total Repurchase Agreements		61,137,180
Total Investments — 99.8% (at amortized cost)		172,944,302
Other Net Assets and Liabilities — 0.2%		399,435
Total Net Assets — 100.0%		$173,343,737

Portfolio Sector Allocations*
Sector	Fund
Government Agencies	64.5%
Repurchase Agreements	35.3%

Other Assets and Liabilities	0.2%
Total	100.0%

Money Market Fund

Description	Principal Amount	Value

Certificate of Deposit — 3.0%
Banks — 3.0%
Washington Mutual, Inc., 2.440%, 3/23/2005	$50,000,000	$50,000,000
Washington Mutual, Inc., 2.780%, 5/19/2005	50,000,000	50,000,000
Total Certificate of Deposit		100,000,000
Collateralized Loan Agreements — 8.3%
Banking — 5.3%
Deutsche Bank Alex Brown, Inc., 2.685%, 2/28/2005	75,000,000	75,000,000
Wachovia, Inc., 2.690%, 2/28/2005	100,000,000	100,000,000
		175,000,000
Brokerage — 3.0%
Morgan Stanley & Co., Inc., 2.685%, 2/28/2005	100,000,000	100,000,000
Total Collateralized Loan Agreements		275,000,000
Commercial Paper — 23.5%
Asset-Backed — 12.6%
Atlantis One Funding Corp., 144A, 2.000%, 3/1/2005 (7)(8)	25,000,000	25,000,000
Atlantis One Funding Corp., 144A, 2.380%, 4/20/2005 (7)(8)	25,000,000	24,917,361
Beta Finance, 2.730%, 5/10/2005	7,550,000	7,509,922
CC USA, Inc., 144A, 2.550%, 3/24/2005 (7)(8)	27,291,000	27,246,538
Clipper Rec LLC, 2.640%, 4/21/2005	50,000,000	49,813,000
Dorada Finance, Inc., 144A, 2.450%, 3/16/2005 (7)(8)	23,500,000	23,476,011
Dorada Finance, Inc., 144A, 2.600%, 4/13/2005 (7)(8)	18,500,000	18,442,547
Fairway Finance, 144A, 2.570%, 4/7/2005 (7)(8)	14,303,000	14,265,221
Liquid Funding Ltd., 144A, 2.360%, 3/1/2005 (7)(8)	50,000,000	50,000,000
Liquid Funding Ltd., 144A, 2.650%, 10/26/2005 (7)(8)	50,000,000	50,000,000
Scaldis Capital Ltd., 144A, 2.000%, 3/2/2005 (7)(8)	29,660,000	29,658,353
World Omni Vehicle Leasing, Inc., 2.560%, 3/7/2005	53,909,000	53,886,005
World Omni Vehicle Leasing, Inc., 2.560%, 3/9/2005	22,316,000	22,303,305
World Omni Vehicle Leasing, Inc., 144A, 2.550%, 3/15/2005 (7)(8)	22,908,000	22,885,283
		419,403,546
Broker/Dealers — 0.8%
Goldman Sachs Group, Inc., 144A, 2.700%, 7/29/2005 (7)(8)	25,000,000	25,000,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Money Market Fund (continued)

Description	Principal Amount	Value

Commercial Paper (continued)
Diversified — 2.9%
Sigma Financial, Inc., 2.650%, 4/12/2005	$17,130,000	$17,077,040
Sigma Financial, Inc., 2.408%, 12/5/2005	50,000,000	49,991,826
Tannehill Capital Co., 144A, 2.140%, 3/21/2005 (7)(8)	28,478,000	28,443,698
		95,512,564
Foreign Banks — 2.7%
Britannia Building Society, 2.640%, 4/14/2005	13,800,000	13,755,472
UBS Finance, 2.590%, 3/1/2005	76,457,000	76,457,000
		90,212,472
Insurance — 1.0%
Torchmark Corp., 2.550%, 3/8/2005	20,000,000	19,990,084
Torchmark Corp., 2.570%, 3/15/2005	15,000,000	14,985,008
		34,975,092
Short-Term Business Credit — 0.8%
Citigroup, Inc., 2.810%, 6/14/2005	25,000,000	24,795,104
Telecommunications — 2.7%
SBC Communications, 2.600%, 3/14/2005	90,000,000	89,915,500
Total Commercial Paper		779,814,278
Corporate Bonds — 2.9%
Automotive — 0.7%
BMW US Capital LLC, 144A, 4.231%, 6/7/2005 (7)(8)	25,000,000	25,136,895
Banks — 0.6%
Wells Fargo & Co., 7.250%, 8/24/2005	17,995,000	18,842,924
Personal Credit — 0.7%
Household Financial Corp., 8.000%, 5/9/2005	6,200,000	6,264,831
Household Financial Corp., 8.875%, 2/15/2006	15,966,000	16,789,555
		23,054,386
Short-Term Business Credit — 0.2%
Citicorp Lease, 144A, 7.220%, 6/15/2005	5,203,289	5,267,465
Student Loans — 0.7%
SLM Corporate, (Series MTNA), 2.496%, 7/1/2005	25,000,000	25,017,848
Total Corporate Bonds		97,319,518
Government Agencies — 3.8%
Federal Home Loan Bank Systems — 2.3%
Federal Home Loan Bank System, 1.400%, 3/29/2005	25,000,000	25,000,000

Description	Principal Amount	Value

Government Agencies (continued)

Federal Home Loan Bank Systems (continued)
Federal Home Loan Bank System, 1.350%, 4/15/2005	$25,000,000	$25,000,000
Federal Home Loan Bank System, 1.375%, 5/2/2005	25,000,000	25,000,000
		75,000,000

Federal National Mortgage Association — 1.5%
Federal National Mortgage Association, 1.550%, 5/4/2005	25,000,000	25,000,000
Federal National Mortgage Association, 1.610%, 5/13/2005	10,000,000	10,000,000
Federal National Mortgage Association, 1.650%, 5/16/2005	15,000,000	15,000,000
		50,000,000
Total Government Agencies		125,000,000

Notes-Variable — 55.6%

Automotive — 0.6%
BMW US Capital LLC, 144A, 2.659%, 6/24/2005 (7)(8)	20,000,000	20,007,511

Banks — 1.4%
J.P. Morgan Chase & Co., 2.600%, 1/1/2020	20,000,000	20,000,000
SMM Trust, (Series 2004-H), 144A, 2.530%, 9/23/2005 (7)(8)	17,487,179	17,487,179
SMM Trust, (Series 2004-M), 144A, 2.553%, 1/10/2006	8,536,000	8,536,000
		46,023,179

Broker/Dealers — 14.3%
Bank of America Securities, LLC, 144A, 2.920%, 5/31/2005 (7)(8)	100,000,000	100,000,000
Bear Stearns Master Note, 144A, 2.900%, 5/31/2005	100,000,000	100,000,000
Credit Suisse First Boston USA, Inc., (Series YCD), 2.640%, 7/8/2005	65,000,000	65,013,899
Credit Suisse First Boston USA, Inc., (Series YCD), 2.690%, 7/21/2005	20,000,000	20,003,403
Credit Suisse First Boston USA, Inc., 2.570%, 12/29/2005	13,100,000	13,103,279
First Clearing LLC, 2.690%, 6/6/2005	25,000,000	25,000,000
Goldman Sachs Group, Inc., 144A, (Series MTN), 2.640%, 3/15/2006	75,000,000	75,054,529
Merrill Lynch & Co., Inc., (Series MTNB), 2.820%, 9/21/2005	56,000,000	56,102,691

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Money Market Fund (continued)

Description	Principal Amount	Value

Notes-Variable (continued)

Broker/Dealers (continued)
Merrill Lynch & Co., Inc., (Series MTN5), 2.740%, 2/10/2006	$20,000,000	$20,000,000
		474,277,801
Foreign Banks — 6.5%
Depfa-Bank PLC, 144A, 1.860%, 12/15/2005 (7)(8)	50,000,000	50,000,000
HBOS Treasury Services, PLC (Series MTN), 144A, 2.490%, 6/10/2005 (7)(8)	10,000,000	10,002,219
HBOS Treasury Services, PLC, (Series MTN), 144A, 2.900%, 12/20/2005 (7)(8)	30,000,000	30,000,000
Northern Rock PLC, 144A, 2.660%, 7/13/2005 (7)(8)	25,550,000	25,553,478
Northern Rock PLC, 144A, 2.490%, 8/8/2005 (7)(8)	50,000,000	50,000,000
Spintab-Swedmortgage AB, 2.700%, 7/27/2005	50,500,000	50,504,446
		216,060,143
Industrial Services — 3.0%
Caterpillar Financial Services Corp., (Series MTNF), 2.730%, 7/9/2005	75,000,000	75,000,000
Caterpillar Financial Services Corp., (Series MTNF), 2.854%, 8/15/2005	25,000,000	25,011,100
		100,011,100
Insurance — 13.4%
AIG SunAmerica Institutional Funding II, (Series EMTN), 2.620%, 9/14/2005 (7)(8)	45,000,000	45,037,001
GE Life and Annuity Assurance Co., 144A, 2.730%, 4/20/2005 (7)	75,000,000	75,000,000
Jackson National Life Insurance Co., 144A, 2.640%, 3/11/2005 (7)(8)	60,000,000	60,003,237
Jackson National Life Insurance Co., 144A, 2.720%, 5/20/2005 (7)(8)	40,000,000	40,000,000
Metropolitan Life Insurance Co., 144A, 2.461%, 6/1/2005 (7)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 144A, 2.970%, 8/26/2005 (7)(8)	35,000,000	35,018,623
Monumental Life Insurance Co., 144A, 2.630%, 4/1/2005 (7)	25,000,000	25,000,000
Monumental Life Insurance Co., 144A, 2.620%, 10/14/2005 (7)	10,000,000	10,000,000
Monumental Life Insurance Co., 144A, 2.940%, 11/1/2005 (7)	40,000,000	40,000,000
Travelers Insurance Co., 144A, 2.800%, 2/1/2006 (7)	50,000,000	50,000,000
		445,058,861

Description	Principal Amount	Value

Notes-Variable (continued)

Mortgage Banking — 2.9%
Countrywide Home Loans, (Series MTNM), 2.930%, 5/20/2005	$25,000,000	$25,000,000
Countrywide Home Loans, (Series MTNK), 3.400%, 5/20/2005	51,000,000	51,054,151
Countrywide Home Loans, (Series MTNM), 2.960%, 8/26/2005	3,070,000	3,072,287
Countrywide Home Loans, (Series MTNM), 2.980%, 8/26/2005	18,350,000	18,348,397
		97,474,835

Personal Credit — 4.4%
American Honda Finance Corp., (Series MTN), 144A, 2.510%, 9/8/2005 (7)(8)	30,000,000	30,012,734
American Honda Finance Corp., (Series MTN1), 144A, 2.570%, 10/12/2005 (7)(8)	40,000,000	40,000,000
American Honda Finance Corp., (Series MTN), 144A, 2.740%, 10/20/2005 (7)(8)	25,000,000	25,016,373
Associates First Capital Corp., 2.649%, 6/27/2005	50,000,000	50,000,000
		145,029,107

Short-Term Business Credit — 3.1%
Cit Group, Inc., (Series MTN), 2.980%, 11/4/2005	60,350,000	60,450,746
National Rural Utilities Cooperative Finance Corp., (Series MTNC), 2.810%, 3/10/2005	43,600,000	43,603,758
		104,054,504

Student Loans — 2.3%
SLM Corp., (Series MTNA), 2.570%, 8/15/2005	40,000,000	40,021,095
SLM Corp., (Series MTN), 144A, 2.620%, 3/2/2006 (7)(8)	15,000,000	15,002,208
SLM Corp., (Series MTNA), 2.690%, 3/15/2006	20,000,000	20,045,610
		75,068,913

Telecommunications — 2.2%
Verizon Global Funding, 144A, 2.600%, 10/14/2005 (7)(8)	75,000,000	75,000,000

Toiletries — 1.5%
Procter & Gamble Co., 144A, 2.420%, 10/7/2005 (7)(8)	50,000,000	50,000,000
Total Notes-Variable		1,848,065,954

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Money Market Fund (continued)

Description	Principal Amount	Value

Repurchase Agreements — 2.8%
Agreement with State Street Bank & Trust Co., Inc., 2.500%, dated 2/28/2005, to be repurchased at $93,408,881 on 3/1/2005, collateralized by Corporate Bonds with various maturities to 7/15/2005, with a market value of $95,210,695	$93,402,395	$93,402,395
Total Investments — 99.9% (at amortized cost)		3,318,602,145
Other Net Assets and Liabilities — 0.1%		4,912,062
Total Net Assets — 100.0%		$3,323,514,207

Portfolio Sector Allocations*
Sector	Fund
Certificate of Deposit	3.0%
Collateralized Loan Agreements	8.3%

Commercial Paper	23.5%
Corporate Bonds	2.9%
Government Agencies	3.8%
Notes-Variable	55.6%

Repurchase Agreements	2.8%
Other Assets and Liabilities	0.1%
Total	100.0%

Tax-Free Money Market

Description	Principal Amount	Value

Municipals — 88.1%

Alaska — 0.8%
Valdez Alaska Marine Term., Refunding Revenue Bonds (Series B), 1.810%, 7/1/2037	$900,000	$900,000

Arizona — 4.4%
Northern Arizona Cap. Facilities Financial Corp. Student Housing, Revenue Bonds (Series A), 1.970%, 8/1/2033	5,200,000	5,200,000

California — 2.4%
California State Municipal Securities TR Receipts, GO UT (Series JPMC3), 1.820%, 6/1/2013	2,800,000	2,800,000

District of Columbia — 0.8%
District of Columbia, Revenue Bonds, 1.920%, 3/1/2028	970,000	970,000

Delaware — 3.7%
Delaware State Economic Development Authority, Revenue Bonds, 1.950%, 12/1/2032	4,400,000	4,400,000

Description	Principal Amount	Value

Municipals (continued)

Florida — 2.1%
Pinellas County, Florida Industrial Development Authority, Revenue Bonds, 1.920%, 7/1/2024	$2,500,000	$2,500,000

Georgia — 4.1%
Albany-Dougherty County, GA Hospital Authority, Revenue Bonds, 1.930%, 9/1/2020	1,500,000	1,500,000
Bibb County, Georgia Development Authority, Revenue Bonds, 1.930%, 6/1/2026	290,000	290,000
De Kalb County, Georgia Development Authority, Revenue Bonds, 1.920%, 10/1/2022	960,000	960,000
Gainesville & Hall County, Georgia Development Authority, Revenue Bonds, 1.840%, 11/15/2030	2,100,000	2,100,000
		4,850,000

Illinois — 12.6%
Chicago, Illinois Tender Notes, 2.300%, 2/2/2007	1,000,000	1,000,000
Illinois Health Facilities Authority, Revenue Bonds (Series B), 1.920%, 11/15/2029	900,000	900,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series A), 1.980%, 12/1/2020	9,000,000	9,000,000
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 2.070%, 4/1/2020	4,075,000	4,075,000
		14,975,000

Louisiana — 6.3%
Lafayette Parish Louisiana Industrial Development Board, Inc., Revenue Bonds, 1.950%, 12/15/2014	755,000	755,000
Louisiana Public Facilities Authority, Revenue Bonds, 1.910%, 9/1/2028	3,200,000	3,200,000
Louisiana Public Facilities Authority, Revenue Bonds, 1.950%, 7/1/2021	3,500,000	3,500,000
		7,455,000

Maryland — 1.7%
Anne Arundel County, Maryland Economic, Revenue Bonds, 2.020%, 12/1/2015	2,000,000	2,000,000

Minnesota — 2.9%
Coon Rapids, Minnesota Hospital, Revenue Bonds, 2.000%, 8/1/2015	1,700,000	1,700,000
Northern Municipal Power Agency Minnesota Elec. System, Revenue Bonds (Series II-R-32), 1.900%, 1/1/2013	1,700,000	1,700,000
		3,400,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Portfolio of Investments

Tax-Free Money Market (continued)

Description	Principal Amount	Value

Municipals (continued)

Montana — 3.4%
Montana State Health Facility Authority Facility, Refunding Revenue Bonds (Series FX 1), 2.030%, 2/15/2016	$4,100,000	$4,100,000

New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, 1.930%, 6/1/2031	1,340,000	1,340,000

New York — 1.9%
Cayuga County, New York Hospital Impt Corp., Certificate Participation (Series L1-Reg D), 1.950%, 1/1/2021	2,205,000	2,205,000

Ohio — 4.0%
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 1.960%, 10/1/2009	4,700,000	4,700,000

Pennsylvania — 5.8%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 1.960%, 7/1/2010	3,100,000	3,100,000
Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds, 1.960%, 9/1/2019	1,405,000	1,405,000
Montgomery County, Pennsylvania Industrial Development Authority Retirement Community, Revenue Bonds, 1.840%, 11/15/2029	2,400,000	2,400,000
		6,905,000

Tennessee — 2.5%
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 1.960%, 7/1/2010	1,000,000	1,000,000
Tennergy Corp. Tennessee Gas, Revenue Bonds, 5.000%, 6/1/2005	2,000,000	2,016,107
		3,016,107

Texas — 16.1%
Bell County, Texas Health Facilities Development Corp., Revenue Bonds, 1.800%, 8/15/2029	2,600,000	2,600,000
Dallas, Texas Waterworks & Sewer System, Revenue Bonds, 4.000%, 10/1/2005	1,000,000	1,013,613
Frisco, Texas Independent School District, GO UT (Series DB-106), 1.900%, 8/15/2034	1,000,000	1,000,000

Description	Principal Amount	Value

Municipals (continued)

Texas (continued)
Sam Rayburn Texas Municipal Power Agency, Refunding Revenue Bonds, 1.910%, 10/1/2021	$6,630,000	$6,630,000
Strategic Housing Financial Corp., Travis County, Texas Lease Pur., Revenue Bonds, 2.020%, 1/1/2010	5,400,000	5,400,000
Tarrant County, Texas Health Facilities Development Corp., Revenue Bonds (Series 173), 1.960%, 11/15/2008	2,415,000	2,415,000
		19,058,613

Utah — 4.0%
Davis County, Utah Housing Authority Multi-Family Housing, Refunding Revenue Bonds (Series A), 1.920%, 8/15/2039	4,240,000	4,240,000
Eagle Mountain, Utah Gas & Electric, Refunding Revenue Bonds, 1.880%, 12/1/2025	525,000	525,000
		4,765,000

Virginia — 0.9%
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 1.970%, 9/1/2019	1,105,000	1,105,000

Washington — 2.4%
Energy Northwest Washington Elec., Revenue Bonds (Series 255Z), 1.900%, 7/1/2018	2,195,000	2,195,000
Washington State Health Care Facilities Authority, Revenue Bonds, (Series L26J-Reg D), 1.930%, 12/1/2005	680,000	680,000
		2,875,000

Wisconsin — 3.9%
Janesville, Wisconsin, Promissory Notes, GO UT, 4.400%, 5/1/2005	590,000	592,590
Manitowoc, Wisconsin Elec., Revenue Bonds (Series DB-110), 1.900%, 10/1/2029	2,000,000	2,000,000
Wisconsin Health & Educational Facilities, Authority Health Facilities, Revenue Bonds, 1.880%, 8/15/2034	2,100,000	2,100,000
		4,692,590

Wyoming — 0.3%
Albany County, Wyoming Impts Stat Tr., Certificate Participation, 3.000%, 7/15/2005	350,000	351,138
Total Municipals		104,563,448

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market (continued)

Description	Principal Amount	Value
Municipals (continued)

Mutual Funds — 8.4%
Federated Tax-Free Obligations Fund	$4,818,967	$4,818,967
Fidelity Tax Exempt Money Market	5,100,000	5,100,000
Total Mutual Funds		9,918,967
Total Investments — 96.5% (at amortized cost)		114,482,415
Other Net Assets and Liabilities — 3.5%		4,186,803
Total Net Assets — 100.0%		$118,669,218

Portfolio Credit Quality Allocations*
Credit Quality	Fund
AAA	22.6%
AA	58.6%

A	5.7%
NR	4.7%
Other Assets and Liabilities	8.4%
Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Notes to Portfolio of Investments

*	Portfolio composition will change due to ongoing management of the Fund. The portfolio sector allocation percentages are based on net assets at the close of business on February 28, 2005 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Note: The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2005.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2005.
(5)	Securities held as collateral for dollar roll transactions.
(6)	Denotes a security subject to dollar roll transactions and deemed a when-issued security.
(7)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2005, these securities amounted to:

	Amount	% of Total Net Assets
Government Income	$1,069,135	0.27%
Intermediate Bond	48,022,102	7.73
Short-Term Income	765,589	0.51
Money Market	1,347,612,470	40.55

(8)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.
(9)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.
(10)	Securities that are subject to alternative minimum tax represent 9.79% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.
(11)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms are used throughout this report:

ADR	—American Depositary Receipt

AMBAC—American Municipal Bond Assurance Corporation

CFC	—Cooperative Finance Corporation
CIFG	—CDC IXIS Financial Guaranty
COL	—Collateralized
FGIC	—Financial Guaranty Insurance Corporation
FRN	—Floating Rate Note
GDR	—Global Depository Receipt
GO	—General Obligation
HFDC	—Health Facility Development Corporation
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
LOC	—Letter of Credit
MTN	—Medium Term Note
PCA	—Pollution Control Authority
PLC	—Public Limited Company
REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
TCRs	—Transferable Custody Receipts
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VRNs	—Variable Rate Notes

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Equity Income Fund	$329,035,445	$51,184,058	$(7,374,702)	$43,809,356
Large-Cap Growth & Income Fund	259,900,250	34,983,408	(10,076,599)	24,906,809
Mid-Cap Value Fund	551,793,773	118,383,072	(6,375,055)	112,008,017
Mid-Cap Growth Fund	198,968,254	27,866,358	(2,730,561)	25,135,797
Small-Cap Growth Fund	177,059,600	29,294,132	(4,030,856)	25,263,276
International Stock Fund	489,244,902	72,735,073	(3,335,438)	69,399,635
Government Income Fund	589,539,137	4,455,697	(1,506,559)	2,949,138
Intermediate Bond Fund	677,379,915	6,368,649	(5,547,474)	821,175
Intermediate Tax-Free Fund	92,008,068	3,838,073	(135,663)	3,702,410
Short-Term Income Fund	167,214,697	254,998	(3,131,739)	(2,876,741)
Government Money Market Fund*	172,944,303	—	—	—
Money Market Fund*	3,318,602,145	—	—	—
Tax-Free Money Market Fund*	114,482,415	—	—	—

* at amortized cost

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

February 28, 2005 (Unaudited)

Statements of Assets and Liabilities

	Equity Income Fund		Large-Cap Growth & Income Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund
Assets:
Investments in securities, at value	$369,470,908	(1)	$281,488,463	(1)	$641,682,288	(1)	$220,660,603	(1)	$197,680,227	(1)
Investments in repurchase agreements	3,373,892		3,318,596		22,119,502		3,443,448		4,642,649
Cash	—		—		—		—		—
Cash denominated in foreign currencies (identified cost, $1,089,734)	—		—		—		—		—
Income receivable	1,186,131		305,284		603,813		40,990		5,124
Receivable for investments sold	4,440		577,169		5,624,630		15,579,393		5,785,081
Receivable for capital stock sold	55,340		71,017		509,176		106,866		244,056
Receivable for daily variation margin	—		—		—		—		—
Net receivable for foreign currency exchange contracts	—		—		—		—		—
Prepaid expenses	15,213		15,988		63,957		12,778		13,551

Total assets	374,105,924		285,776,517		670,603,366		239,844,078		208,370,688

Liabilities:
Payable for capital stock redeemed	332,746		82,494		404,392		100,187		55,543
Payable to bank	—		—		—		—		—
Payable for investments purchased	—		—		877,162		14,654,874		1,900,498
Payable on collateral due to broker	15,225,984		26,009,959		91,732,771		43,317,783		45,630,781
Options written, at value (premium received $457,173)	869,830		—		—		—		—
Payable for income distribution	—		—		—		—		—
Payable for dollar roll transactions	—		—		—		—		—
Payable to affiliates (Note 5)	315,753		247,727		538,966		124,321		174,009
Payable for portfolio accounting fees (Note 5)	7,773		5,440		11,742		4,485		3,928
Payable for transfer and dividend disbursing agent fees (Note 5)	10,447		7,461		19,699		—		—
Net payable for foreign currency exchange contracts	—		—		—		—		—
Accrued expenses	7,619		6,723		7,246		5,644		5,343

Total liabilities	16,770,152		26,359,804		93,591,978		58,207,294		47,770,102

Total Net Assets	$357,335,772		$259,416,713		$577,011,388		$181,636,784		$160,600,586

Net Assets Consist of:
Paid-in-capital	$284,321,107		$217,684,816		$457,105,634		$213,648,057		$128,838,993
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	45,009,040		27,692,358		112,360,148		25,388,163		25,359,175
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	25,709,354		14,015,863		7,523,646		(56,712,591)		7,353,324
Undistributed net investment income (distributions in excess of net investment income)	2,296,271		23,676		21,960		(686,845)		(950,906)

Total Net Assets	$357,335,772		$259,416,713		$577,011,388		$181,636,784		$160,600,586

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$14.36		$13.34		$15.14		$13.12		$15.68
Advisor Class of Shares:
Net Asset Value and Redemption Proceeds Per Share	$14.36		$13.34		$15.15		$13.12		$15.67
Offering Price Per Shares	$15.24	(2)	$14.15	(2)	$16.07	(2)	$13.92	(2)	$16.63	(2)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	—		—		—		—		—
Net Assets:
Investor Class of Shares	$345,698,012		$250,448,476		$566,237,801		$176,763,709		$154,284,885
Advisor Class of Shares	11,637,760		8,968,237		10,773,587		4,873,075		6,315,701
Institutional Class of Shares	—		—		—		—		—

Total Net Assets	$357,335,772		$259,416,713		$577,011,388		$181,636,784		$160,600,586

Shares Outstanding:
Investor Class of Shares	24,078,812		18,772,165		37,401,075		13,468,846		9,840,925
Advisor Class of Shares	810,592		672,154		711,314		371,283		403,079
Institutional Class of Shares	—		—		—		—		—

Total Shares Outstanding	24,889,404		19,444,319		38,112,389		13,840,129		10,244,004

Investments, at identified cost	$327,423,103		$257,114,701		$551,441,642		$198,715,888		$176,963,701

(1)	Including $14,691,808, $25,097,446, $88,514,492, $41,798,056, $44,029,907, $84,539,051, $17,750,695, $103,153,727 and $14,302,601, respectively, of securities loaned.
(2)	Computation of offering price per share 100/94.25 of net asset value.
(3)	Computation of offering price per share 100/95.25 of net asset value.
(4)	Computation of offering price per share 100/98.00 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund		Government Income Fund		Intermediate Bond Fund		Intermediate Tax-Free Fund	Short- Term Income Fund	Government Money Market Fund	Money Market Fund	Tax-Free Money Market Fund

$544,257,417	(1)	$574,787,902	(1)	$755,115,226	(1)	$91,031,389	$156,405,938 (1)	$89,214,608	$2,950,199,750	$104,563,448
14,387,120		17,700,374		29,990,135		4,679,089	7,932,018	83,729,694	368,402,395	9,918,967
150,000		—		5,805		—	—	124,531	89,901	—

894,335		—		—		—	—	—	—	—
434,389		1,582,792		5,304,687		1,003,375	1,018,749	373,992	9,762,128	313,709
4,455,359		—		—		—	—	—	—	4,019,093
100,447		1,622,129		263,060		58,565	145,973	—	814,961	8,116
—		—		—		—	—	—	—	—

—		—		—		—	—	—	—	—
10,086		37,021		21,443		14,097	14,276	38,104	107,635	14,727

564,689,153		595,730,218		790,700,356		96,786,515	165,516,954	173,480,929	3,329,376,770	118,838,060

628,155		1,589,115		26,998		412,555	1,593,771	—	606,947	—
—		—		—		—	—	—	—	—
3,889,268		55,914,690		—		4,610,670	—	—	—	—
87,612,788		18,396,089		106,904,271		—	14,822,626	—	—	—

—		—		—		—	—	—	—	—
—		476,431		833,364		250,924	272,188	104,033	4,268,299	118,314
—		127,379,873		61,530,973		—	—	—	—	—
551,896		213,227		275,603		39,105	56,843	27,489	934,737	34,729
6,432		5,964		9,171		(540)	(1,109)	4,206	28,588	1,176

46,505		18,389		—		(2,642)	(3,408)	1,464	—	2,552
3,160		—		—		—	—	—	—	—
663,383		—		4,143		4,139	7,289	—	23,992	12,071

93,401,587		203,993,778		169,584,523		5,314,211	16,748,200	137,192	5,862,563	168,842

$471,287,566		$391,736,440		$621,115,833		$91,472,304	$148,768,754	$173,343,737	$3,323,514,207	$118,669,218

$467,951,725		$389,997,384		$633,394,245		$86,915,127	$159,310,326	$173,343,737	$3,323,953,997	$118,669,210

70,713,630		2,985,691		3,286,789		3,702,410	(1,250,656)	—	—	—

(65,273,585)		(652,591)		(14,933,526)		854,939	(8,673,773)	—	(448,724)	—

(2,104,204)		(594,044)		(631,675)		(172)	(617,143)	—	8,934	8

$471,287,566		$391,736,440		$621,115,833		$91,472,304	$148,768,754	$173,343,737	$3,323,514,207	$118,669,218

$12.77		$9.56		$9.38		$10.46	$9.08	$1.00	$1.00	$1.00

$12.77		$9.56		$9.38		$10.46	$9.07	$1.00	$1.00	—
$13.55	(2)	$10.04	(3)	$9.85	(3)	—	$9.26 (4)	—	—	—

$12.91		—		—		—	—	—	$1.00	—

$224,530,979		$385,683,745		$614,005,737		$91,472,304	$145,841,486	$99,921,118	$2,152,487,185	$118,669,218
5,383,892		6,052,695		7,110,096		—	2,927,268	—	87,930,590	—
241,372,695		—		—		—	—	73,422,619	1,083,096,432	—

$471,287,566		$391,736,440		$621,115,833		$91,472,304	$148,768,754	$173,343,737	$3,323,514,207	$118,669,218

17,577,362		40,363,233		65,429,660		8,746,978	16,068,679	99,921,118	2,152,979,328	118,669,210
421,555		633,443		757,663		—	322,615	—	87,964,021	—
18,690,479		—		—		—	—	73,422,619	1,083,010,648	—

36,689,396		40,996,676		66,187,323		8,746,978	16,391,295	173,343,737	3,323,953,997	118,669,210

$487,942,954		$589,502,585		$781,818,572		$92,009,761	$165,588,612	$172,944,302	$3,318,602,145	$114,482,415

Six Months Ended February 28, 2005 (Unaudited)

Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund
Investment Income:
Interest income	$72,328 (1)	$50,820 (1)	$532,546 (1)	$63,674 (1)	$107,516 (1)
Dividend income	7,479,710	2,925,207 (3)	3,219,264	412,911 (3)	89,866

Total income	7,552,038	2,976,027	3,751,810	476,585	197,382

Expenses:
Investment adviser fee (Note 5)	1,359,727	986,829	1,949,406	704,263	746,376
Shareholder services fees (Note 5)—
Investor Class of Shares	439,781	318,407	637,770	229,028	179,469
Advisor Class of Shares	13,461	10,535	12,029	5,726	7,123
Institutional Shares	—	—	—	—	—
Administrative fees (Note 5)	178,431	131,196	250,977	93,902	74,637
Portfolio accounting fees	60,625	47,697	78,605	37,687	31,908
Transfer and dividend disbursing agent fees	57,123	51,915	67,103	60,329	49,249
Custodian fees (Note 5)	30,527	25,555	38,390	18,776	14,921
Registration fees	7,346	8,350	10,206	6,808	5,897
Auditing fees	12,677	12,908	12,675	12,895	12,875
Legal fees	3,266	2,290	2,398	2,441	2,467
Printing and postage	11,675	14,971	17,210	14,508	10,479
Directors’ fees	6,353	6,349	6,320	6,274	6,273
Insurance premiums	4,544	3,417	5,476	2,763	2,000
Distribution services fees (Note 5)—
Advisor Class of Shares	13,461	10,535	12,031	5,726	7,123
Miscellaneous	9,576	24,894	57,742	(30,494)	5,891

Total expenses	2,208,573	1,655,848	3,158,338	1,170,632	1,156,688

Deduct (Note 5)—
Waiver of investment adviser fee	—	—	—	—	—
Waiver of administrative fee	(3,749)	(2,148)	(6,062)	(1,476)	(1,277)
Waiver of shareholder services fees—
Investor Class of Shares	—	—	—	—	—
Advisor Class of Shares	(13,461)	(10,535)	(12,029)	(5,726)	(7,123)
Institutional Shares	—	—	—	—	—

Total Waivers	(17,210)	(12,683)	(18,091)	(7,202)	(8,400)

Net expenses	2,191,363	1,643,165	3,140,247	1,163,430	1,148,288

Net investment income (loss)	5,360,675	1,332,862	611,563	(686,845)	(950,906)

Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain on investment transactions and options (identified cost basis)	28,535,023	34,523,031	14,114,782	12,425,984	8,272,000
Net realized gain (loss) on futures contract (identified cost basis)	—	87,794	1,945,332	169,068	137,605
Net realized loss on foreign currency contracts (identified cost basis)	—	—	—	—	—
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	(6,628,600)	(8,012,719)	50,079,614	19,640,728	24,572,698

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	21,906,423	26,598,106	66,139,728	32,235,780	32,982,303

Change in net assets resulting from operations	$27,267,098	$27,930,968	$66,751,291	$31,548,935	$32,031,397

(1)	Including income on securities loaned of $28,323, $29,232, $189,018, $46,162, $94,752, $46,178, $106,585 and $10,060, respectively.
(2)	Net of dollar roll expense of $1,491,177 and $485,670, respectively.
(3)	Net of foreign taxes withheld of $1,074, $5,280 and $197,157, respectively.
(4)	Net of foreign taxes withheld of $449,577.
(5)	Commenced operations on September 22, 2004.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund	Government Income Fund		Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Government Money Market Fund	Money Market Fund	Tax-Free Money Market Fund(5)

$136,150 (1)	$8,742,766	(1)(2)	$13,531,961 (1)	$2,000,999	$2,602,081 (1)	$1,798,444	$36,550,259	$895,064
2,906,133 (3)	—		—	—	—	—	—	—

3,042,283	8,742,766		13,531,961	2,000,999	2,602,081	1,798,444	36,550,259	895,064

2,366,476	1,369,767		1,866,311	281,613	468,364	174,076	2,597,580	101,792

278,776	449,486		768,852	117,344	191,566	—	2,672,261	127,841
6,102	7,102		8,772	—	3,586	—	110,236	—
—	—		—	—	—	140,852	—	—
231,346	179,703		292,230	46,938	78,060	34,344	684,006	20,122
38,984	60,969		89,176	14,081	32,939	26,749	194,922	10,179
95,259	67,282		62,849	16,115	24,530	19,009	337,272	13,159
189,382	30,659		43,507	9,388	15,612	17,289	185,569	10,179
15,539	9,634		9,709	6,663	7,434	27,235	21,571	3,094
11,774	12,677		12,677	12,677	12,677	15,711	12,895	6,299
2,456	2,231		2,231	2,327	2,437	1,826	2,453	1,921
21,048	9,155		8,293	2,823	5,784	6,801	39,700	5,596
6,240	6,353		6,349	6,349	6,274	5,185	6,274	5,473
5,699	4,452		7,447	1,588	2,289	1,490	39,793	838

6,100	7,102		8,772	—	3,586	—	132,340	—
4,582	(17,095)		(36,270)	1,479	15,275	1,750	39,498	(76,492)

3,279,763	2,199,477		3,150,905	519,385	870,413	472,317	7,076,370	230,001

(34,713)	(182,636)		(186,630)	(120,609)	(265,406)	(157,100)	(692,688)	—
(5,466)	(4,214)		(6,062)	(750)	(1,235)	(289)	(5,580)	(193)

(6,100)	(413,526)		(707,345)	(107,956)	(176,241)	—	—	—
—	(7,102)		(8,772)	—	(3,586)	—	—	—
—	—		—	—	—	—	—	—

(46,279)	(607,478)		(908,809)	(229,315)	(446,468)	(157,389)	(698,268)	(193)

3,233,484	1,591,999		2,242,096	290,070	423,945	314,928	6,378,102	229,808

(191,201)	7,150,767		11,289,865	1,710,929	2,178,136	1,483,516	30,172,157	665,256

29,861,439 (4)	2,904,537		(473,284)	880,593	(71,361)	—	6,472	—

—	—		—	—	—	—	—	—

(843,258)	—		—	—	—	—	—	—

46,146,721	(5,839,435)		(6,475,981)	(2,176,213)	(1,609,115)	—	—	—

75,164,902	(2,934,898)		(6,949,265)	(1,295,620)	(1,680,476)	—	6,472	—

$74,973,701	$4,215,869		$4,340,600	$415,309	$497,660	$1,483,516	$30,178,629	$665,256

Statements of Changes in Net Assets

	Equity Income Fund		Large-Cap Growth & Income Fund
	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$5,360,675	$8,356,233	$1,332,862	$542,936
Net realized gain (loss) on investments and options transactions	28,535,023	29,870,501	34,523,031	44,876,998
Net realized gain (loss) on futures contracts	—	—	87,794	(7,812)
Net realized gain (loss) on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	(6,628,600)	13,962,212	(8,012,719)	(27,034,264)

Change in net assets resulting from operations	27,267,098	52,188,946	27,930,968	18,377,858

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(4,777,375)	(7,957,144)	(1,784,678)	(469,883)
Advisor Class of Shares	(144,138)	(177,982)	(60,787)	(12,444)
Institutional Class of Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	(17,406,313)	—	—	—
Advisor Class of Shares	(533,830)	—	—	—
Institutional Class of Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(22,861,656)	(8,135,126)	(1,845,465)	(482,327)

Capital Stock Transactions—
Proceeds from sale of shares	14,134,706	42,060,067	8,309,622	34,550,479
Net asset value of shares issued to shareholders in payment of distributions declared	20,265,945	4,151,908	1,239,704	312,105
Cost of shares redeemed	(50,079,693)	(70,888,769)	(42,028,143)	(47,583,170)
Redemption fees	443	—	260	—

Change in net assets resulting from capital stock transactions	(15,678,599)	(24,676,794)	(32,478,557)	(12,720,586)

Change in net assets	(11,273,157)	19,377,026	(6,393,054)	5,174,945
Net Assets:
Beginning of period	368,608,929	349,231,903	265,809,767	260,634,822

End of period	$357,335,772	$368,608,929	$259,416,713	$265,809,767

Undistributed net investment income (accumulated net operating loss) included in net assets at end of period	$2,296,271	$1,857,109	$23,676	$536,279

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund
Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004

$611,563	$1,680,417	$(686,845)	$(2,032,706)	$(950,906)	$(1,642,466)
14,114,782	27,849,871	12,425,984	23,446,181	8,272,000	18,778,875
1,945,332	241,300	169,068	874,523	137,605	(376,649)
—	—	—	—	—	—

50,079,614	22,110,524	19,640,728	(29,018,748)	24,572,698	(14,441,239)

66,751,291	51,882,112	31,548,935	(6,730,750)	32,031,397	2,318,521

(2,172,992)	(214,761)	—	—	—	—
(41,607)	(4,092)	—	—	—	—
—	—	—	—	—	—

(32,166,898)	(10,460,779)	—	—	—	—
(594,236)	(206,381)	—	—	—	—
—	—	—	—	—	—

(34,975,733)	(10,886,013)	—	—	—	—

69,510,202	180,983,806	6,579,659	34,871,554	11,010,980	64,142,279

33,920,384	10,681,712	—	—	(17,174,429)	—
(29,756,837)	(33,837,652)	(45,334,080)	(79,943,090)	—	(25,618,044)
1,369	—	331	—	298	—

73,675,118	157,827,866	(38,754,090)	(45,071,536)	(6,163,151)	38,524,235

105,450,676	198,823,965	(7,205,155)	(51,802,286)	25,868,246	40,842,756

471,560,712	272,736,747	188,841,939	240,644,225	134,732,340	93,889,584

$577,011,388	$471,560,712	$181,636,784	$188,841,939	$160,600,586	$134,732,340

$21,960	$1,624,996	$(686,845)	$—	$(950,906)	$—

Statements of Changes in Net Assets

	International Stock Fund		Government Income Fund		Intermediate Bond Fund
	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$(191,201)	$654,186	$7,150,767	$16,365,878	$11,289,865	$25,487,793
Net realized gain (loss) on investment and options transactions	29,861,439	40,981,046	2,904,537	2,311,798	(473,284)	5,968,063
Net realized gain (loss) on futures contracts	—	—	—	—	—	—
Net realized gain (loss) on foreign currency contracts	(843,258)	(292,121)	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	46,146,721	(16,867,097)	(5,839,435)	1,567,045	(6,475,981)	(2,327,529)

Change in net assets resulting from operations	74,973,701	24,476,014	4,215,869	20,244,721	4,340,600	29,128,327

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(1,270,574)	(901,293)	(7,618,818)	(17,741,574)	(11,947,937)	(27,053,287)
Advisor Class of Shares	(28,611)	(15,538)	(114,036)	(241,813)	(128,306)	(250,740)
Institutional Class of Shares	(1,325,794)	(742,973)	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	—	—	—	—	—	—
Advisor Class of Shares	—	—	—	—	—	—
Institutional Class of Shares	—	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(2,624,979)	(1,659,804)	(7,732,854)	(17,983,387)	(12,076,243)	(27,304,027)

Capital Stock Transactions—
Proceeds from sale of shares	38,424,146	240,052,273	63,785,090	65,350,191	33,992,603	85,941,509
Net asset value of shares issued to shareholders in payment of distributions declared	1,966,320	1,227,206	4,745,039	11,190,302	6,776,929	15,013,754
Cost of shares redeemed	(104,082,200)	(126,442,773)	(23,109,335)	(115,872,240)	(44,692,263)	(105,073,105)
Redemption fees	4,221	—	1,236	—	621	—

Change in net assets resulting from capital stock transactions	(63,687,513)	114,836,706	45,422,030	(39,331,747)	(3,922,110)	(4,117,842)

Change in net assets	8,661,209	137,652,916	41,905,045	(37,070,413)	(11,657,753)	(2,293,542)
Net Assets:
Beginning of period	462,626,357	324,973,441	349,831,395	386,901,808	632,773,586	635,067,128

End of period	$471,287,566	$462,626,357	$391,736,440	$349,831,395	$621,115,833	$632,773,586

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(2,104,204)	$711,975	$(594,044)	$(11,957)	$2,141,345	$154,703

(1)	Commenced operations on May 17, 2004.
(2)	Commenced operations on September 22, 2004.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund		Short-Term Income Fund		Government Money Market Fund		Money Market Fund		Tax-Free Money Market Fund
Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Period Ended August 31, 2004(1)	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004	Period Ended February 28, 2005(2) (Unaudited)

$1,710,929	$3,518,118	$2,178,136	$4,549,192	$1,483,516	$324,441	$30,172,157	$28,408,714	$665,256

880,593	36,273	(71,361)	210,834	—	—	6,472	85,954	—

—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—

(2,176,213)	1,268,154	(1,609,115)	(628,409)	—	—	—	—	—

415,309	4,822,545	497,660	4,131,617	1,483,516	324,441	30,178,629	28,494,668	665,256

(1,710,577)	(3,517,412)	(2,766,020)	(5,954,090)	(578,065)	(177,991)	(17,838,785)	(15,807,589)	(665,248)
—	—	(48,766)	(94,197)	—	—	(602,865)	(416,176)	—
—	—	—	—	(905,451)	(146,450)	(11,730,749)	(12,166,537)	—

(49,146)	(226,477)	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

(1,759,723)	(3,743,889)	(2,814,786)	(6,048,287)	(1,483,516)	(324,441)	(30,172,399)	(28,390,302)	(665,248)

5,847,843	12,569,890	25,974,429	38,376,373	1,617,132,492	556,169,297	6,382,012,208	13,819,939,566	287,785,310

254,337	589,749	1,128,372	2,355,810	1,102,305	159,270	7,436,888	7,269,119	42,151
(10,237,912)	(20,002,508)	(27,665,922)	(39,674,869)	(1,627,504,101)	(373,715,526)	(6,806,583,332)	(13,371,399,228)	(169,158,251)
—	—	80	—	—	—	—	—	—

(4,135,732)	(6,842,869)	(563,041)	1,057,314	(9,269,304)	182,613,041	(417,134,236)	455,809,457	118,669,210

(5,480,146)	(5,764,213)	(2,880,167)	(859,356)	(9,269,304)	182,613,041	(417,128,006)	455,913,823	118,669,218

96,952,450	102,716,663	151,648,921	152,508,277	182,613,041	—	3,740,642,213	3,284,728,390	—

$91,472,304	$96,952,450	$148,768,754	$151,648,921	$173,343,737	$182,613,041	$3,323,514,207	$3,740,642,213	$118,669,218

$(172)	$(524)	$(617,143)	$19,507	$—	$—	$8,934	$9,176	$8

Statement of Cash Flows

Government Income Fund
Six Months Ended February 28, 2005 (Unaudited)
Increase (Decrease) in Cash
Cash Flows from Operating Activities
Change in net assets resulting from operations	$4,215,869
Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(1,354,408,496)
Paydown on investment securities	26,882,052
Realized loss on paydowns	144,312
Proceeds from sale of investment securities	1,282,951,735
Net change in short term investment securities	(13,971,710)
Decrease in income receivable	14,846
Decrease in accrued expenses	(16,747)
Increase in prepaid expenses	(37,021)
Decrease in receivable for investments sold	7,939,477
Increase in payable for investments purchased	38,604,204
Net realized gain on investments	(2,904,537)
Net amortization/accretion of premium/discount	459,534
Net unrealized depreciation on investments	5,839,435

NET CASH USED IN OPERATING ACTIVITIES	(4,287,047)

Cash Flows From Financing Activities:
Cash received from dollar roll transactions, net	(33,257,671)
Proceeds from sale of shares	62,417,869
Cash distributions paid	(3,143,068)
Payment of shares redeemed	(21,702,616)

NET CASH USED IN FINANCING ACTIVITIES	4,314,514

NET CHANGE IN CASH	27,467

Cash:
Beginning of period (payable to bank)	(27,467)

End of period	$(0)

Supplemental disclosure of cash flow information. Non-cash financing not included herein consists of reinvestment of dividend and distributions of $4,745,039.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets					Net assets, end of period (000 omitted)	Portfolio turnover rate
											Expenses		Net investment income (loss)	Expense waiver(2)
Equity Income Fund
2000	$16.71	0.23		(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80)%	1.16%		1.55%	0.25%		$2,081	98%
2001	$14.62	0.16		0.16	0.32	(0.14)	(0.10)	(0.24)	$14.70	2.20%	1.19%		1.09%	0.25%		$3,628	78%
2002(3)	$14.70	0.14		(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$12.12	(13.16)%	1.20%		1.30%	0.25%		$4,360	50%
2003(3)	$12.12	0.24		0.42	0.66	(0.20)	—	(0.20)	$12.58	5.56%	1.23%		2.03%	0.25%		$5,757	62%
2004(3)	$12.58	0.30		1.62	1.92	(0.30)	—	(0.30)	$14.20	15.39%	1.22%		2.30%	0.25%		$10,255	103%
2005(8)	$14.20	1.72		0.16	1.88	(1.00)	(0.72)	(1.72)	$14.36	7.78%	1.21%	(7)	2.96%(7)	0.25%	(7)	$11,638	61%
Large-Cap Growth & Income Fund
2000	$17.48	0.03		2.72	2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%		0.14%	0.25%		$3,615	71%
2001	$19.22	0.01		(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$13.75	(24.79)%	1.19%		0.05%	0.25%		$4,771	63%
2002(3)	$13.75	0.01		(3.16)	(3.15)	(0.01)	—	(0.01)	$10.59	(22.94)%	1.21%		0.01%	0.25%		$4,964	62%
2003(3)	$10.59	0.04		0.71	0.75	(0.02)	—	(0.02)	$11.32	7.11%	1.28%		0.37%	0.25%		$6,349	73%
2004(3)	$11.32	0.02		0.78	0.80	(0.02)	—	(0.02)	$12.10	7.08%	1.25%		0.20%	0.25%		$8,126	129%
2005(8)	$12.10	0.06		1.27	1.33	(0.09)	—	(0.09)	$13.34	11.01%	1.25%	(7)	1.01%(7)	0.25%	(7)	$8,968	106%
Mid-Cap Value Fund
2000	$11.40	0.09		0.79	0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%		1.04%	0.25%		$1,054	94%
2001	$10.85	0.02		2.62	2.64	(0.07)	(0.70)	(0.77)	$12.72	25.80%	1.30%		0.17%	0.25%		$2,288	104%
2002(3)	$12.72	0.02		(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$10.65	(4.25)%	1.26%		0.13%	0.25%		$3,956	44%
2003(3)	$10.65	0.01		1.86	1.87	(0.01)	—	(0.01)	$12.51	17.63%	1.27%		0.13%	0.25%		$5,428	39%
2004(3)	$12.51	0.05		2.14	2.19	(0.01)	(0.45)	(0.46)	$14.24	17.76%	1.22%		0.42%	0.25%		$8,456	33%
2005(8)	$14.24	0.01		1.92	1.93	(0.06)	(0.96)	(1.02)	$15.15	13.82%	1.21%	(7)	0.23%(7)	0.25%	(7)	$10,774	15%
Mid-Cap Growth Fund
2000	$17.28	(0.16	)(4)	12.00	11.84	—	(1.69)	(1.69)	$27.43	71.91%	1.18%		(0.63)%	0.25%		$2,726	108%
2001	$27.43	(0.06	)(4)	(8.67)	(8.73)	—	(4.97)	(4.97)	$13.73	(34.17)%	1.19%		(0.39)%	0.25%		$3,051	118%
2002(3)	$13.73	(0.09	)(4)	(4.29)	(4.38)	—	(0.04)	(0.04)	$9.31	(32.01)%	1.24%		(0.73)%	0.25%		$2,596	167%
2003(3)	$9.31	(0.08	)(4)	2.34	2.26	—	—	—	$11.57	24.27%	1.28%		(0.79)%	0.25%		$3,663	121%
2004(3)	$11.57	(0.10	)(4)	(0.32)	(0.42)	—	—	—	$11.15	(3.63)%	1.24%		(0.84)%	0.25%		$4,209	240%
2005(8)	$11.15	(0.05)		2.02	1.97	—	—	—	$13.12	17.67%	1.24%	(7)	(0.73)%(7)	0.25%	(7)	$4,873	79%
Small-Cap Growth Fund
2000	$12.38	(0.18	)(4)	7.03	6.85	—	(0.41)	(0.41)	$18.82	56.14%	1.59%		(1.02)%	0.25%		$1,771	105%
2001	$18.82	(0.08	)(4)	(4.52)	(4.60)	—	(1.63)	(1.63)	$12.59	(24.23)%	1.58%		(0.70)%	0.25%		$2,399	287%
2002(3)	$12.59	(0.14	)(4)	(3.12)	(3.26)	—	(0.58)	(0.58)	$8.75	(27.23)%	1.63%		(1.21)%	0.25%		$2,440	292%
2003(3)	$8.75	(0.07	)(4)	3.15	3.08	—	—	—	$11.83	35.20%	1.72%		(0.76)%	0.25%		$3,763	248%
2004(3)	$11.83	(0.17	)(4)	0.94	0.77	—	—	—	$12.60	6.51%	1.58%		(1.29)%	0.25%		$4,857	267%
2005(8)	$12.60	(0.09)		3.16	3.07	—	—	—	$15.67	24.37%	1.54%	(7)	(1.27)%(7)	0.25%	(7)	$6,316	81%
International Stock Fund
2000	$13.83	(0.05	)(4)	4.08	4.03	(0.17)	(1.36)	(1.53)	$16.33	28.11%	1.51%		(0.32)%	0.27%		$2,184	225%
2001	$16.33	0.04	(4)	(4.03)	(3.99)	—	(1.61)	(1.61)	$10.73	(26.36)%	1.46%		0.34%	0.27%		$3,555	156%
2002(3)	$10.73	0.03	(4)	(1.46)	(1.43)	—	—	—	$9.30	(13.33)%	1.49%		0.30%	0.27%		$4,183	83%
2003(3)	$9.30	0.05	(4)	0.66	0.71	—	—	—	$10.01	7.63%	1.54%		0.59%	0.27%		$3,735	171%
2004(3)	$10.01	0.00	(4)	1.03	1.03	(0.04)	—	(0.04)	$11.00	10.28%	1.50%		0.03%	0.27%		$4,455	137%
2005(8)	$11.00	0.05		1.79	1.84	(0.07)	—	(0.07)	$12.77	16.73%	1.50%	(7)	(0.46)%(7)	0.27%	(7)	$5,384	51%
Government Income Fund
2000	$9.22	0.55		(0.02)	0.53	(0.55)	—	(0.55)	$9.20	5.96%	1.08%		6.06%	0.35%		$1,491	192%
2001	$9.20	0.55		0.33	0.88	(0.55)	—	(0.55)	$9.53	9.77%	1.10%		5.81%	0.35%		$2,451	122%
2002(3)	$9.53	0.47	(4)(5)	0.20 (5)	0.67	(0.48)	—	(0.48)	$9.72	7.25%	1.10%		4.90%(5)	0.35%		$3,839	76%
2003(3)	$9.72	0.30	(4)	(0.09)	0.21	(0.33)	—	(0.33)	$9.60	2.22%	1.10%		3.06%	0.35%		$4,615	539%
2004(3)	$9.60	0.41	(4)	0.08	0.49	(0.45)	—	(0.45)	$9.64	5.26%	1.10%		4.30%	0.35%		$5,579	113%
2005(8)	$9.64	0.23		(0.12)	0.11	(0.19)	—	(0.19)	$9.56	1.16%	1.10%	(7)	4.00%(7)	0.35%	(7)	$6,053	260%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency		Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets						Net assets, end of period (000 omitted)	Portfolio turnover rate
												Expenses		Net investment income (loss)		Expense waiver(2)
Intermediate Bond Fund
2000	$9.17	0.55		(0.01)		0.54	(0.55)	—	(0.55)	$9.16	6.10%	0.93%		6.12%		0.31%		$1,969	243%
2001	$9.16	0.53		0.35		0.88	(0.53)	—	(0.53)	$9.51	9.89%	0.95%		5.67%		0.31%		$3,230	273%
2002(3)	$9.51	0.45	(4)(5)	(0.04	)(5)	0.41	(0.48)	—	(0.48)	$9.44	4.46%	0.95%		4.77%	(5)	0.31%		$4,255	187%
2003(3)	$9.44	0.39	(4)	0.06		0.45	(0.42)	—	(0.42)	$9.47	4.86%	0.95%		4.05%		0.31%		$5,403	317%
2004(3)	$9.47	0.39	(4)	0.02		0.41	(0.38)	—	(0.38)	$9.50	4.44%	0.95%		4.06%		0.31%		$—	279%
2005(8)	$9.50	(0.04)		0.09		0.05	(0.17)	—	(0.17)	$9.38	0.54%	0.95%		3.64%		0.31%		$7,110	162%
Short-Term Income Fund
2001(6)	$9.26	0.46		0.28		0.74	(0.46)	—	(0.46)	$9.54	8.15%	0.76%	(7)	5.68%	(7)	0.59%	(7)	$97	79%
2002(3)	$9.54	0.39	(4)(5)	(0.06	)(5)	0.33	(0.45)	—	(0.45)	$9.42	3.53%	0.79%		4.21%	(5)	0.59%		$824	54%
2003(3)	$9.42	0.30	(4)	(0.02)		0.28	(0.38)	—	(0.38)	$9.32	2.99%	0.81%		3.19%		0.59%		$2,207	43%
2004(3)	$9.32	0.25	(4)	(0.02)		0.23	(0.34)	—	(0.34)	$9.21	2.51%	0.77%		2.70%		0.59%		$2,914	40%
2005(8)	$9.21	0.29		(0.28)		0.01	(0.15)	—	(0.15)	$9.07	0.15%	0.77%	(7)	3.40%	(7)	0.59%	(7)	$2,927	15%
Money Market Fund
2000	$1.00	0.05		—		0.05	(0.05)	—	(0.05)	$1.00	5.56%	0.74%		5.44%		0.16%		$140,787	—
2001	$1.00	0.05		—		0.05	(0.05)	—	(0.05)	$1.00	5.00%	0.76%		4.90%		0.05%		$127,707	—
2002	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.69%	0.75%		1.69%		0.04%		$113,662	—
2003	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	0.75%	0.75%		0.74%		0.03%		$93,059	—
2004	$1.00	0.01	(4)	—		0.00	(0.01)	—	(0.01)	$1.00	0.46%	0.75%		0.45%		0.04%		$84,397	—
2005(8)	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	0.68%	0.75%	(7)	1.36%	(7)	0.04%	(7)	$87,931	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004	2005
International Stock Fund	$0.01	$0.01	$0.01	$—

Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(4)	Per share information is based on average shares outstanding.
(5)	Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
Government Income Fund	$(0.01)	$0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(6)	Reflects operations for the period from October 31, 2000 (start of performance) to August 31, 2001.
(7)	Computed on an annualized basis.
(8)	For the six months ended February 28, 2005 (unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets					Net assets, end of period (000 omitted)	Portfolio turnover rate
											Expenses		Net investment income (loss)	Expense waiver(2)
International Stock Fund
2000(3)	$13.83	(0.02	)(4)	4.08	4.06	(0.18)	(1.36)	(1.54)	$16.35	28.34%	1.26%		(0.12)%	0.02%		$134,920	225%
2001	$16.35	0.07	(4)	(4.04)	(3.97)	—	(1.61)	(1.61)	$10.77	(26.19)%	1.21%		0.55%	0.02%		$109,367	156%
2002(5)	$10.77	0.06	(4)	(1.46)	(1.40)	—	—	—	$9.37	(13.00)%	1.24%		0.59%	0.02%		$102,233	83%
2003(5)	$9.37	0.08	(4)	0.66	0.74	—	—	—	$10.11	7.90%	1.29%		0.90%	0.02%		$116,761	171%
2004(5)	$10.11	0.04	(4)	1.02	1.06	(0.06)	—	(0.06)	$11.11	10.52%	1.25%		0.36%	0.02%		$242,089	137%
2005(10)	$11.11	0.05		1.82	1.87	(0.07)	—	(0.07)	$12.91	16.86%	1.25%	(7)	0.05%(7)	0.02%	(7)	$241,373	51%
Government Money Market Fund
2004(8)	$1.00	—		—	—	—	—	—	$1.00	0.28%(9)	0.20%	(7)	1.18%(7)	0.17%	(7)	$64,212	—
2005(10)	$1.00	—		—	—	—	—	—	$1.00	0.93%	0.20%	(7)	1.41%(7)	0.17%	(7)	$73,423	—
Money Market Fund
2000(6)	$1.00	0.03		—	0.03	(0.03)	—	(0.03)	$1.00	2.63%	0.24%	(7)	6.51%(7)	0.05%	(7)	$141,909	—
2001	$1.00	0.05		—	0.05	(0.05)	—	(0.05)	$1.00	5.58%	0.21%		4.98%	0.05%		$914,693	—
2002	$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	2.25%	0.20%		2.24%	0.04%		$910,196	—
2003	$1.00	0.01		—	0.01	(0.01)	—	(0.01)	$1.00	1.30%	0.20%		1.26%	0.03%		$1,302,242	—
2004	$1.00	0.01	(4)	—	0.00	(0.01)	—	(0.01)	$1.00	1.01%	0.20%		1.01%	0.04%		$1,532,640	—
2005(10)	$1.00	0.01		—	0.01	(0.01)	—	(0.01)	$1.00	0.95%	0.20%	(7)	1.10%(7)	0.04%	(7)	$1,083,096	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Reflects operations for the period from September 1, 1999 (start of performance) to August 31, 2000.
(4)	Per share information is based on average shares outstanding.
(5)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004	2005
International Stock Fund	$0.01	$0.01	$—	$—

  Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(6)	Reflects operations for the period from April 3, 2000 (start of performance) to August 31, 2000.
(7)	Computed on an annualized basis.
(8)	Reflects operations for the period from May 28, 2004 (start of performance) to August 31, 2004.
(9)	Not annualized for periods less than a year.
(10)	For the six months ended February 28, 2005 (unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets					Net assets, end of period (000 omitted)	Portfolio turnover rate
											Expenses		Net investment income (loss)	Expense waiver(2)
Equity Income Fund
2000	$16.71	0.23		(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80)%	1.16%		1.54%	—		$423,845	98%
2001	$14.62	0.16		0.16	0.32	(0.14)	(0.10)	(0.24)	$14.70	2.20%	1.19%		1.07%	—		$414,651	78%
2002(3)	$14.70	0.14		(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$12.12	(13.16)%	1.20%		1.28%	—		$338,512	50%
2003(3)	$12.12	0.24		0.42	0.66	(0.20)	—	(0.20)	$12.58	5.56%	1.23%		2.04%	—		$343,475	62%
2004(3)	$12.58	0.30		1.62	1.92	(0.30)	—	(0.30)	$14.20	15.39%	1.22%		2.27%	—		$358,354	103%
2005(10)	$14.20	1.72		0.16	1.88	(1.00)	(0.72)	(1.72)	$14.36	7.77%	1.21%	(9)	2.96%(9)	—		$345,698	61%
Large-Cap Growth & Income Fund
2000	$17.48	0.03		2.72	2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%		0.16%	—		$510,195	71%
2001	$19.22	0.01		(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$13.75	(24.79)%	1.19%		0.03%	—		$386,911	63%
2002(3)	$13.75	0.01		(3.16)	(3.15)	(0.01)	—	(0.01)	$10.59	(22.94)%	1.21%		0.01%	—		$274,960	62%
2003(3)	$10.59	0.04		0.71	0.75	(0.02)	—	(0.02)	$11.32	7.11%	1.28%		0.38%	—		$254,286	73%
2004(3)	$11.32	0.02		0.78	0.80	(0.02)	—	(0.02)	$12.10	7.08%	1.25%		0.20%	—		$257,684	129%
2005(10)	$12.10	0.07		1.26	1.33	(0.09)	—	(0.09)	$13.34	11.01%	1.25%	(9)	1.01%(9)	—		$250,448	106%
Mid-Cap Value Fund
2000	$11.40	0.09		0.79	0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%		0.86%	—		$106,569	94%
2001	$10.85	0.02		2.62	2.64	(0.07)	(0.70)	(0.77)	$12.72	25.80%	1.30%		0.16%	—		$172,719	104%
2002(3)	$12.72	0.02		(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$10.65	(4.25)%	1.26%		0.13%	—		$196,254	44%
2003(3)	$10.65	0.01		1.86	1.87	(0.01)	—	(0.01)	$12.51	17.63%	1.27%		0.13%	—		$267,309	39%
2004(3)	$12.51	0.05		2.14	2.19	(0.01)	(0.45)	(0.46)	$14.24	17.76%	1.22%		0.44%	—		$463,104	33%
2005(10)	$14.24	0.01		1.91	1.92	(0.06)	(0.96)	(1.02)	$15.14	13.75%	1.21%	(9)	0.23%(9)	—		$566,238	15%
Mid-Cap Growth Fund
2000	$17.28	(0.16	)(4)	12.00	11.84	—	(1.69)	(1.69)	$27.43	71.91%	1.18%		(0.66)%	—		$541,805	108%
2001	$27.43	(0.06	)(4)	(8.67)	(8.73)	—	(4.97)	(4.97)	$13.73	(34.17)%	1.19%		(0.39)%	—		$333,718	118%
2002(3)	$13.73	(0.09	)(4)	(4.29)	(4.38)	—	(0.04)	(0.04)	$9.31	(32.01)%	1.24%		(0.72)%	—		$203,010	167%
2003(3)	$9.31	(0.08	)(4)	2.34	2.26	—	—	—	$11.57	24.27%	1.28%		(0.78)%	—		$236,981	121%
2004(3)	$11.57	(0.10	)(4)	(0.32)	(0.42)	—	—	—	$11.15	(3.63)%	1.24%		(0.85)%	—		$184,632	240%
2005(10)	$11.15	(0.05)		2.02	1.97	—	—	—	$13.12	17.67%	1.24%	(9)	(0.73)%(9)	—		$176,764	79%
Small-Cap Growth Fund
2000	$12.38	(0.18	)(4)	7.03	6.85	—	(0.41)	(0.41)	$18.82	56.14%	1.59%		(1.03)%	—		$159,336	105%
2001	$18.82	(0.08	)(4)	(4.52)	(4.60)	—	(1.63)	(1.63)	$12.59	(24.23)%	1.58%		(0.62)%	—		$105,397	287%
2002(3)	$12.59	(0.14	)(4)	(3.12)	(3.26)	—	(0.58)	(0.58)	$8.75	(27.23)%	1.63%		(1.20)%	—		$77,713	292%
2003(3)	$8.75	(0.07	)(4)	3.15	3.08	—	—	—	$11.83	35.20%	1.72%		(0.82)%	—		$90,126	248%
2004(3)	$11.83	(0.17	)(4)	0.94	0.77	—	—	—	$12.60	6.51%	1.58%		(1.28)%	—		$129,875	267%
2005(10)	$12.60	(0.09)		3.17	3.08	—	—	—	$15.68	24.44%	1.54%	(9)	(1.27)%(9)	—		$154,285	81%
International Stock Fund
2000	$13.83	(0.07	)(4)	4.09	4.02	(0.16)	(1.36)	(1.52)	$16.33	28.09%	1.50%		(0.40)%	0.02%		$351,242	225%
2001	$16.33	0.03	(4)	(4.02)	(3.99)	—	(1.61)	(1.61)	$10.73	(26.36)%	1.46%		0.25%	0.02%		$246,649	156%
2002(3)	$10.73	0.03	(4)	(1.45)	(1.42)	—	—	—	$9.31	(13.23)%	1.49%		0.32%	0.02%		$195,496	83%
2003(3)	$9.31	0.06	(4)	0.65	0.71	—	—	—	$10.02	7.63%	1.54%		0.65%	0.02%		$204,477	171%
2004(3)	$10.02	0.00	(4)	1.02	1.02	(0.04)	—	(0.04)	$11.00	10.20%	1.50%		0.00%(5)	0.02%		$216,082	137%
2005(10)	$11.00	0.05		1.79	1.84	(0.07)	—	(0.07)	$12.77	16.73%	1.50%	(9)	(0.20)%(9)	0.02%	(9)	$224,531	51%
Government Income Fund
2000	$9.22	0.57		(0.02)	0.55	(0.57)	—	(0.57)	$9.20	6.20%	0.85%		6.28%	0.33%		$357,229	192%
2001	$9.20	0.57		0.33	0.90	(0.57)	—	(0.57)	$9.53	10.02%	0.87%		6.04%	0.33%		$380,308	122%
2002(3)	$9.53	0.49	(4)(6)	0.20 (6)	0.69	(0.50)	—	(0.50)	$9.72	7.50%	0.87%		5.16%(6)	0.33%		$377,594	76%
2003(3)	$9.72	0.32	(4)	(0.08)	0.24	(0.36)	—	(0.36)	$9.60	2.45%	0.87%		3.30%	0.33%		$382,287	539%
2004(3)	$9.60	0.43	(4)	0.09	0.52	(0.48)	—	(0.48)	$9.64	5.50%	0.87%		4.49%	0.33%		$344,253	113%
2005(10)	$9.64	0.24		(0.12)	0.12	(0.20)	—	(0.20)	$9.56	1.28%	0.87%	(9)	4.24%(9)	0.33%	(9)	$385,683	260%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency		Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)		Ratios to Average Net Assets						Net assets, end of period (000 omitted)	Portfolio turnover rate
													Expenses		Net investment income (loss)		Expense waiver(2)
Intermediate Bond Fund
2000	$9.17	0.57		(0.01)		0.56	(0.57)	—	(0.57)	$9.16	6.35%		0.70%		6.31%		0.29%		$612,980	243%
2001	$9.16	0.55		0.35		0.90	(0.55)	—	(0.55)	$9.51	10.14%		0.72%		5.93%		0.29%		$640,863	273%
2002(3)	$9.51	0.47	(4)(6)	(0.04	)(6)	0.43	(0.50)	—	(0.50)	$9.44	4.70%		0.72%		5.00%	(6)	0.29%		$631,518	187%
2003(3)	$9.44	0.41	(4)	0.07		0.48	(0.45)	—	(0.45)	$9.47	5.10%		0.72%		4.30%		0.29%		$629,664	317%
2004(3)	$9.47	0.38	(4)	0.06		0.44	(0.41)	—	(0.41)	$9.50	4.68%		0.72%		3.98%		0.29%		$625,908	278%
2005(10)	$9.50	—		0.06		0.06	(0.18)	—	(0.18)	$9.38	0.66%		0.72%	(9)	3.83%	(9)	0.29%	(9)	$614,006	162%
Intermediate Tax-Free Fund
2000	$9.85	0.43		0.10		0.53	(0.43)	—	(0.43)	$9.95	5.58%		0.60%		4.43%		0.49%		$95,554	71%
2001	$9.95	0.43		0.40		0.83	(0.43)	—	(0.43)	$10.35	8.52%		0.62%		4.24%		0.50%		$102,300	51%
2002(3)	$10.35	0.40	(6)	0.22	(6)	0.62	(0.40)	—	(0.40)	$10.57	6.12%		0.62%		3.84%	(6)	0.50%		$109,693	27%
2003(3)	$10.57	0.38		(0.07)		0.31	(0.38)	—	(0.38)	$10.50	2.95%		0.60%		3.57%		0.50%		$102,717	17%
2004(3)	$10.50	0.37		0.13		0.50	(0.37)	(0.02)	(0.39)	$10.61	4.88%		0.62%		3.51%		0.50%		$96,952	8%
2005(10)	$10.61	0.19		(0.14)		0.05	(0.19)	(0.01)	(0.20)	$10.46	0.44%		0.62%	(9)	4.28%	(9)	0.50%	(9)	$91,472	20%
Short-Term Income Fund
2000	$9.40	0.60		(0.19)		0.41	(0.60)	—	(0.60)	$9.21	4.46%		0.50%		6.43%		0.57%		$122,503	72%
2001	$9.21	0.58		0.33		0.91	(0.58)	—	(0.58)	$9.54	10.16%		0.53%		6.16%		0.57%		$126,008	79%
2002(3)	$9.54	0.42	(4)(6)	(0.07	)(6)	0.35	(0.47)	—	(0.47)	$9.42	3.77%		0.56%		4.51%	(6)	0.57%		$114,320	54%
2003(3)	$9.42	0.33	(4)	(0.03)		0.30	(0.40)	—	(0.40)	$9.32	3.22%		0.58%		3.47%		0.57%		$150,302	43%
2004(3)	$9.32	0.27	(4)	(0.02)		0.25	(0.36)	—	(0.36)	$9.21	2.75%		0.54%		2.94%		0.57%		$148,735	40%
2005(10)	$9.21	0.25		(0.22)		0.03	(0.16)	—	(0.16)	$9.08	0.37%		0.54%	(9)	3.63%	(9)	0.57%	(9)	$145,841	15%
Government Money Market Fund
2004(7)	$1.00	0.00		—		0.00	0.00	—	0.00	$1.00	0.23%	(8)	0.45%	(9)	0.96%	(9)	0.17%	(9)	$118,401	—
2005(10)	$1.00	—		—		—	—	—	—	$1.00	0.80%		0.45%	(9)	1.67%	(9)	0.17%	(9)	$99,921	—
Money Market Fund
2000	$1.00	0.06		—		0.06	(0.06)	—	(0.06)	$1.00	5.88%		0.45%		5.73%		0.16%		$1,776,669	—
2001	$1.00	0.05		—		0.05	(0.05)	—	(0.05)	$1.00	5.32%		0.46%		5.22%		0.05%		$1,697,200	—
2002	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.99%		0.45%		1.95%		0.04%		$1,857,948	—
2003	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	1.05%		0.45%		1.04%		0.03%		$1,889,427	—
2004	$1.00	0.01	(4)	—		0.00	(0.01)	—	(0.01)	$1.00	0.76%		0.45%		0.76%		0.04%		$2,123,605	—
2005(10)	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	0.83%		0.45%	(9)	1.66%	(9)	0.04%	(9)	$2,152,487	—
Tax-Free Money Market Fund
2005(11)	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	0.57%		0.45%	(9)	1.86%	(9)	—		$118,669	—

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004	2005
International Stock Fund	$0.01	$0.01	$—	$—
Intermediate Tax-Free Fund	0.01	0.01	—	—

Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(4)	Per share information is based on average shares outstanding.
(5)	Represents less than 0.001%.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

(6)	Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
Government Income Fund	$(0.01)	$0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Intermediate Tax-Free Fund	0.00	(0.00)	0.00
Short-Term Income Fund	(0.04)	0.04	(0.40)

  Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(7)	Reflects operations for the period from May 17, 2004 (start of performance) to August 31, 2004.
(8)	Not annualized for periods less than a year.
(9)	Computed on an annualized basis.
(10)	For the six months ended February 28, 2005 (unaudited).
(11)	Reflects operations for the period from September 22, 2004 (start of performance) to February 28, 2005.

(See Notes which are an integral part of the Financial Statements)

February 28, 2005 (Unaudited)

Notes to Financial Statements

1.	Organization

Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management, investment company. The Corporation consists of thirteen diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), all of which are presented herein:

Portfolio Name	Class A	Class Y	Class I	Investment Objective
Marshall Equity Income Fund (“Equity Income Fund”)	X	X	—	To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth & Income Fund (“Large-Cap Growth & Income Fund”)	X	X	—	To provide capital appreciation.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	X	X	—	To provide capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	X	X	—	To provide capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	X	X	—	To provide capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	X	X	X	To provide capital appreciation.
Marshall Government Income Fund (“Government Income Fund”)	X	X	—	To provide current income.
Marshall Intermediate Bond Fund (“Intermediate Bond Fund”)	X	X	—	To maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)	—	X	—	To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Short-Term Income Fund (“Short-Term Income Fund”)	X	X	—	To maximize total return consistent with current income.
Marshall Government Money Market Fund (“Government Money Market Fund”)	—	X	X	To provide current income consistent with stability of principal.
Marshall Money Market Fund (“Money Market Fund”)	X	X	X	To provide current income consistent with stability of principal.
Marshall Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	—	X	—	To provide current income that is exempt from federal income tax and is consistent with stability of principal.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuations—Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange or NASDAQ. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Private placement securities are valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Securities listed on a foreign exchange are valued at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. The Money Market Funds’ use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which market quotations are not readily available, or are deemed not to reflect fair value, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Notes to Financial Statements (continued)

Securities held in the Marshall International Stock Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim, which may affect a security’s value.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide). The Directors have retained an independent fair value pricing service to assist in valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. As of February 28, 2005, 77.6% of the total investments of the International Stock Fund were fair valued; none of the securities held in the other Funds were fair valued.

Repurchase Agreements—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Funds’ adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares (except Intermediate Tax-Free Fund and Tax-Free Money Market Fund) which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the average daily net assets of each class, without distinction between share classes. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder servicing fees and registration fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Income Taxes—It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign dividends have been provided in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts—The Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At February 28, 2005, the Funds had no outstanding futures contracts.

Written Options Contracts—Equity Income Fund and Large-Cap Growth & Income Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended February 28, 2005, the Equity Income Fund had

Marshall Funds

$2,052,282 in realized losses on written options and Large-Cap Growth & Income Fund had $152,943 in realized gains on written options.

The following is a summary of the Equity Income Fund’s written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/04	10,030	$896,988
Options written	15,285	2,127,487
Options expired	(600)	(58,599)
Options exercised	(633)	(72,959)
Options closed	(21,531)	(2,435,744)

Outstanding @ 2/28/05	2,551	$457,173

The following is a summary of the Large-Cap Growth & Income Fund’s written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/04	—	$—
Options written	566	168,098
Options expired	—	—
Options exercised	(531)	(157,703)
Options closed	(35)	(10,395)

Outstanding @ 2/28/05	—	$—

At February 28, 2005, the Equity Income Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Altria Group, Inc.	Call	June 2005	$60.00	700	$448,000	$(177,106)
Altria Group, Inc.	Call	June 2005	70.00	300	36,000	(11,542)
ConocoPhilips	Call	March 2005	110.00	100	33,000	(26,650)
D.R. Horton, Inc.	Call	March 2005	45.00	450	49,500	(12,675)
Kerr-McGee Corp.	Call	July 2005	80.00	100	38,000	(8,801)
Phelps Dodge Corp.	Call	March 2005	110.00	75	14,625	(8,775)
Phelps Dodge Corp.	Call	March 2005	115.00	80	5,600	(1,160)
Silicon Laboratories, Inc.	Call	March 2005	40.00	300	3,000	13,025
Federal National Mortgage Association	Put	March 2005	65.00	350	234,500	(180,800)
Kerr-McGee Corp.	Put	April 2005	70.00	75	7,500	(315)
Marathon Oil Corp.	Put	April 2005	35.00	21	105	2,142

Net Unrealized Depreciation on Written Options Contracts				2,551		$(412,657)

At February 28, 2005, the Large-Cap Growth & Income Fund had no outstanding options.

Notes to Financial Statements (continued)

Foreign Exchange Contracts—International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of International Stock Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of International Stock Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At February 28, 2005, the International Stock Fund had outstanding foreign spot currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contract at Value	Unrealized Appreciation
Contracts Bought:
3/1/2005	1,120,678 Euro Dollar	$1,482,657	$1,483,946	$1,289
3/1/2005	177,007 British Pound	338,615	340,234	1,619
3/1/2005	401,308 Norwegian Krone	64,405	64,616	211
Contracts Sold:
3/1/2005	638,205 British Pound	1,220,887	1,226,726	(5,839)
3/1/2005	106,082 British Pound	203,465	203,905	(440)

Net Unrealized Depreciation on Foreign Currency Exchange Contracts				$(3,160)

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions—The Funds, except for the money market funds, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds’ current yield and total return.

Information regarding dollar roll transactions for the Intermediate Bond Fund for the period ended February 28, 2005, was as follows:

Maximum amount outstanding during the period	$61,786,845
Average amount outstanding during the period (1)	$61,509,550
Average shares outstanding during the period	66,305,948
Average debt per share outstanding during the period	0.93

Information regarding dollar roll transactions for the Government Income Fund for the period ended February 28, 2005, was as follows:

Maximum amount outstanding during the period	$170,476,678
Average amount outstanding during the period (1)	$133,956,530
Average shares outstanding during the period	38,288,444
Average debt per share outstanding during the period	3.50

(1)	The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the period ended February 28, 2005.

Securities Lending—The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is

Marshall Funds

maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

As of February 28, 2005, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Equity Income Fund	$14,691,808	$15,225,984	$15,225,984
Large-Cap Growth & Income Fund	25,097,446	26,009,959	26,009,959
Mid-Cap Value Fund	88,514,492	91,732,771	91,732,771
Mid-Cap Growth Fund	41,798,056	43,317,783	43,317,783
Small-Cap Growth Fund	44,029,907	45,630,781	45,630,781
International Stock Fund	84,539,051	87,612,788	87,612,788
Government Income Fund	17,750,695	18,396,089	18,396,089
Intermediate Bond Fund	103,153,727	106,904,271	106,904,271
Short-Term Income Fund	14,302,601	14,822,626	14,822,626

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending at February 28, 2005, are as follows (2):

Investments	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Total

Allstate Life Glob FB II	$1,100,381	$1,879,738	$6,629,522	$3,130,575	$3,297,734	$6,331,771	$1,329,484	$7,725,965	$1,071,230	$32,496,400

American Express Credit	1,693,081	2,892,225	10,200,395	4,816,802	5,073,999	9,742,265	2,045,587	11,887,417	1,648,229	50,000,000

Bayerische Landesbank NY	677,232	1,156,890	4,080,158	1,926,720	2,029,600	3,896,906	818,235	4,754,967	659,292	20,000,000

Bear Stearns Co., Inc.	507,924	867,668	3,060,118	1,445,040	1,522,200	2,922,680	613,676	3,566,225	494,469	15,000,000

Canadian IMP BK Comm	304,754	520,601	1,836,071	867,024	913,320	1,753,608	368,206	2,139,735	296,681	9,000,000

Dorada Finance, Inc.	677,232	1,156,890	4,080,158	1,926,720	2,029,600	3,896,906	818,235	4,754,967	659,292	20,000,000

General Electric Cap Corp.	677,233	1,156,890	4,080,157	1,926,720	2,029,600	3,896,906	818,235	4,754,967	659,292	20,000,000

Goldman Sachs Group	677,233	1,156,890	4,080,157	1,926,720	2,029,600	3,896,906	818,235	4,754,967	659,292	20,000,000

HBOS Treasury Services PLC	507,924	867,668	3,060,118	1,445,040	1,522,200	2,922,680	613,676	3,566,225	494,469	15,000,000

IBM Corp.	677,233	1,156,890	4,080,158	1,926,720	2,029,599	3,896,906	818,235	4,754,967	659,292	20,000,000

Jackson National Life Global	613,549	1,048,102	3,696,479	1,745,540	1,838,745	3,530,459	741,291	4,307,835	597,292	18,119,292

JP Morgan Repo	338,616	578,445	2,040,079	963,361	1,014,800	1,948,453	409,117	2,377,483	329,646	10,000,000

Merrill Lynch & Co	677,233	1,156,890	4,080,158	1,926,720	2,029,599	3,896,906	818,235	4,754,967	659,292	20,000,000

Metlife Funding Agreement	677,233	1,156,890	4,080,158	1,926,720	2,029,599	3,896,906	818,235	4,754,967	659,292	20,000,000

Monumental Life Ins Master Note	677,233	1,156,890	4,080,158	1,926,720	2,029,599	3,896,906	818,235	4,754,967	659,292	20,000,000

Northern Rock PLC	677,070	1,156,612	4,079,179	1,926,259	2,029,112	3,895,971	818,038	4,753,826	659,133	19,995,200

Provident Money Market Fund	677,233	1,156,890	4,080,158	1,926,720	2,029,599	3,896,906	818,235	4,754,967	659,292	20,000,000

Prudential Financial Funding	507,924	867,668	3,060,118	1,445,040	1,522,200	2,922,680	613,676	3,566,225	494,469	15,000,000

RMAC 2004-NS2A A1	338,616	578,445	2,040,079	963,360	1,014,800	1,948,454	409,117	2,377,483	329,646	10,000,000

SLMA Corp.	678,660	1,159,329	4,088,759	1,930,782	2,033,878	3,905,121	819,960	4,764,990	660,681	20,042,160

Wachovia Securities Master Note	677,233	1,156,890	4,080,158	1,926,720	2,029,599	3,896,906	818,235	4,754,967	659,292	20,000,000

Wells Fargo & Company	677,233	1,156,890	4,080,158	1,926,720	2,029,599	3,896,906	818,235	4,754,967	659,292	20,000,000

Westpac Banking Corp.	507,924	867,668	3,060,118	1,445,040	1,522,200	2,922,680	613,676	3,566,225	494,469	15,000,000

	$15,225,984	$26,009,959	$91,732,771	$43,317,783	$45,630,781	$87,612,788	$18,396,089	$106,904,271	$14,822,626	$449,653,052

(2)	The collateral pool is managed by the Fund Manager of the Short-Term Income Fund and Money Market Fund.

Notes to Financial Statements (continued)

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Short-Term Income Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Money Market Fund at February 28, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
GE Life & Annuity Assurance Co.	4/22/2000	$75,000,000
Metropolitan Life Insurance Co.	5/3/2004	65,000,000
Monumental Life Insurance Co.	8/2/1993-11/30/1993	40,000,000
Monumental Life Insurance Co.	10/15/1996	10,000,000
Monumental Life Insurance Co.	1/4/2000	25,000,000
Travelers Insurance Co.	1/19/2001	50,000,000

Redemption Fees—The Funds impose a 2.00% redemption fee to shareholders of the Investor and Advisor Class of Shares (except for the Money Market Fund, Government Money Market Fund, and Tax-Free Money Market Fund) who redeem shares held for 90 days or less. The redemption fee for the Advisor Class of Shares became effective on October 31, 2003. All redemption fees are recorded by the Funds as paid in capital.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At February 28, 2005, the capital paid-in was as follows:

Fund	Capital Paid-In
Equity Income Fund	$284,321,107
Large-Cap Growth & Income Fund	217,684,816
Mid-Cap Value Fund	457,105,633
Mid-Cap Growth Fund	213,648,057
Small-Cap Growth Fund	128,838,993
International Stock Fund	467,951,725
Government Income Fund	389,997,384
Intermediate Bond Fund	633,394,245
Intermediate Tax-Free Fund	86,915,127
Short-Term Income Fund	160,422,641
Government Money Market Fund	173,343,737
Money Market Fund	3,323,953,999
Tax-Free Money Market Fund	118,669,210

Transactions in capital stock were as follows:

	Period Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Amount	Shares	Amount

EQUITY INCOME FUND—INVESTOR CLASS
Shares sold	894,239	$12,724,271	2,741,025	$37,778,310
Shares issued to shareholders in payment of distributions declared	1,405,413	19,604,960	293,269	3,980,832
Shares redeemed	(3,454,721)	(49,236,177)	(5,103,880)	(70,081,425)

Net change resulting from Investor Class of Shares transactions	(1,155,069)	$(16,906,946)	(2,069,586)	$(28,322,283)

Marshall Funds

	Period Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Amount	Shares	Amount

EQUITY INCOME FUND—ADVISOR CLASS
Shares sold	99,639	$1,410,435	310,490	$4,281,757
Shares issued to shareholders in payment of distributions declared	47,306	660,985	12,539	171,076
Shares redeemed	(58,480)	(843,516)	(58,516)	(807,344)

Net change resulting from Advisor Class of Shares transactions	88,465	$1,227,904	264,513	$3,645,489

Net change resulting from Fund Share transactions	(1,066,604)	$(15,679,042)	(1,805,073)	$(24,676,794)

LARGE-CAP GROWTH & INCOME FUND—INVESTOR CLASS
Shares sold	602,220	$7,703,430	2,639,217	$3,213,310
Shares issued to shareholders in payment of distributions declared	88,525	1,180,035	25,633	299,936
Shares redeemed	(3,215,075)	(41,373,514)	(3,826,467)	(46,497,407)

Net change resulting from Investor Class of Shares transactions	(2,524,330)	$(32,490,049)	(1,161,617)	$(14,063,761)

LARGE-CAP GROWTH & INCOME FUND—ADVISOR CLASS
Shares sold	47,318	$606,192	199,314	$2,416,769
Shares issued to shareholders in payment of distributions declared	4,476	59,669	1,038	12,169
Shares redeemed	(51,224)	(654,629)	(89,535)	(1,085,763)

Net change resulting from Advisor Class of Shares transactions	570	$11,232	110,817	$1,343,175

Net change resulting from Fund Share transactions	(2,523,760)	$(32,478,817)	(1,050,800)	$(12,720,586)

MID-CAP VALUE FUND—INVESTOR CLASS
Shares sold	4,569,903	$67,887,469	12,736,947	$178,118,031
Shares issued to shareholders in payment of distributions declared	2,280,717	33,306,266	791,037	10,480,301
Shares redeemed	(1,972,325)	(29,243,349)	(2,364,424)	(32,992,703)

Net change resulting from Investor Class of Shares transactions	4,878,295	$71,950,386	11,163,560	$155,605,629

MID-CAP VALUE FUND—ADVISOR CLASS
Shares sold	109,816	$1,622,733	204,684	$2,865,755
Shares issued to shareholders in payment of distributions declared	42,031	614,118	15,204	201,411
Shares redeemed	(34,382)	(513,488)	(59,786)	(844,949)

Net change resulting from Advisor Class of Shares transactions	117,465	$1,723,363	160,102	$2,222,237

Net change resulting from Fund Share transactions	4,995,760	$73,673,749	11,323,662	$157,827,866

Notes to Financial Statements (continued)

	Period Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Amount	Shares	Amount

MID-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	498,564	$6,303,656	2,810,084	$33,686,426
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(3,584,748)	(44,987,873)	(6,739,434)	(79,500,073)

Net change resulting from Investor Class of Shares transactions	(3,086,184)	$(38,684,217)	(3,929,350)	$(45,813,647)

MID-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	21,608	$276,003	98,013	$1,185,128
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(27,762)	(346,207)	(37,230)	(443,017)

Net change resulting from Advisor Class of Shares transactions	(6,154)	$(70,204)	60,783	$742,111

Net change resulting from Fund Share transactions	(3,092,338)	$(38,754,421)	(3,868,567)	$(45,071,536)

SMALL-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	702,664	$10,470,551	4,561,925	$62,581,165
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(1,172,837)	(16,895,680)	(1,868,066)	(24,985,041)

Net change resulting from Investor Class of Shares transactions	(470,173)	$(6,425,129)	2,693,859	$37,596,124

SMALL-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	36,376	$540,429	114,578	$1,561,114
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(18,922)	(278,749)	(47,011)	(633,003)

Net change resulting from Advisor Class of Shares transactions	17,454	$261,680	67,567	$928,111

Net change resulting from Fund Share transactions	(452,719)	$(6,163,449)	2,761,426	$38,524,235

INTERNATIONAL STOCK FUND—INVESTOR CLASS
Shares sold	1,160,042	$13,802,350	6,249,462	$70,851,998
Shares issued to shareholders in payment of distributions declared	51,159	639,999	45,234	507,979
Shares redeemed	(3,280,998)	(39,535,817)	(7,056,123)	(79,589,160)

Net change resulting from Investor Class of Shares transactions	(2,069,797)	$(25,093,468)	(761,427)	$(8,229,183)

Marshall Funds

	Period Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Amount	Shares	Amount

INTERNATIONAL STOCK FUND—ADVISOR CLASS
Shares sold	33,298	$400,819	109,396	$1,209,456
Shares issued to shareholders in payment of distributions declared	2,240	28,002	1,344	15,096
Shares redeemed	(19,191)	(230,011)	(78,547)	(859,038)

Net change resulting from Advisor Class of Shares transactions	16,347	$198,810	32,193	$365,514

INTERNATIONAL STOCK FUND—INSTITUTIONAL CLASS
Shares sold	2,002,307	$24,220,977	14,248,394	$167,990,819
Shares issued to shareholders in payment of distributions declared	102,715	1,298,319	62,148	704,131
Shares redeemed	(5,210,098)	(64,316,372)	(4,064,377)	(45,994,575)

Net change resulting from Institutional Class of Shares transactions	(3,105,076)	$(38,797,076)	10,246,165	$122,700,375

Net change resulting from Fund Share transactions	(5,158,526)	$(63,691,734)	9,516,931	$114,836,706

GOVERNMENT INCOME FUND—INVESTOR CLASS
Shares sold	6,556,489	$63,036,283	6,565,063	$63,254,815
Shares issued to shareholders in payment of distributions declared	482,887	4,639,051	1,138,179	10,965,325
Shares redeemed	(2,369,435)	(22,784,115)	(11,836,142)	(114,493,275)

Net change resulting from Investor Class of Shares transactions	4,669,941	$44,891,219	(4,132,900)	$(40,273,135)

GOVERNMENT INCOME FUND—ADVISOR CLASS
Shares sold	77,827	$748,807	216,874	$2,095,376
Shares issued to shareholders in payment of distributions declared	11,032	105,988	23,371	224,977
Shares redeemed	(33,828)	(325,220)	(142,617)	(1,378,965)

Net change resulting from Advisor Class of Shares transactions	55,031	$529,575	97,628	$941,388

Net change resulting from Fund Share transactions	4,724,972	$45,420,794	(4,035,272)	$(39,331,747)

INTERMEDIATE BOND FUND—INVESTOR CLASS
Shares sold	3,528,226	$33,365,123	8,749,706	$83,651,024
Shares issued to shareholders in payment of distributions declared	704,605	6,655,142	1,548,441	14,776,342
Shares redeemed	(4,678,644)	(44,276,274)	(10,891,361)	(104,003,775)

Net change resulting from Investor Class of Shares transactions	(445,813)	$(4,256,009)	(593,214)	$(5,576,409)

Notes to Financial Statements (continued)

	Period Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Amount	Shares	Amount

INTERMEDIATE BOND FUND—ADVISOR CLASS
Shares sold	66,299	$627,480	239,351	$2,290,485
Shares issued to shareholders in payment of distributions declared	12,894	121,787	24,892	237,412
Shares redeemed	(44,096)	(415,989)	(112,122)	(1,069,330)

Net change resulting from Advisor Class of Shares transactions	35,097	$333,278	152,121	$1,458,567

Net change resulting from Fund Share transactions	(410,716)	$(3,922,731)	(441,093)	$(4,117,842)

INTERMEDIATE TAX-FREE FUND—INVESTOR CLASS
Shares sold	553,970	$5,847,843	1,182,570	$12,569,890
Shares issued to shareholders in payment of distributions declared	24,117	254,337	55,664	589,749
Shares redeemed	(970,591)	(10,237,912)	(1,885,018)	(20,002,508)

Net change resulting from Fund Share transactions	(392,504)	$(4,135,732)	(646,784)	$(6,842,869)

SHORT-TERM INCOME FUND—INVESTOR CLASS
Shares sold	2,796,518	$25,653,868	4,012,043	$37,321,299
Shares issued to shareholders in payment of distributions declared	118,530	1,082,715	244,404	2,269,967
Shares redeemed	(2,995,030)	(27,356,129)	(4,238,901)	(39,272,137)

Net change resulting from Investor Class of Shares transactions	(79,982)	$(619,546)	17,546	$319,129

SHORT-TERM INCOME FUND—ADVISOR CLASS
Shares sold	35,057	$320,561	113,834	$1,055,074
Shares issued to shareholders in payment of distributions declared	5,000	45,657	9,250	85,843
Shares redeemed	(33,782)	(309,793)	(43,564)	(402,732)

Net change resulting from Advisor Class of Shares transactions	6,275	$56,425	79,520	$738,185

Net change resulting from Fund Share transactions	(73,707)	$(563,121)	97,066	$1,057,314

GOVERNMENT MONEY MARKET FUND—INVESTOR CLASS(1)
Shares sold	963,634,079	$963,634,079	403,273,899	$403,273,899
Shares issued to shareholders in payment of distributions declared	893,859	893,859	159,270	159,270
Shares redeemed	(983,007,519)	(983,007,519)	(285,032,470)	(285,032,470)

Net change resulting from Investor Class of Shares transactions	(18,479,581)	$(18,479,581)	118,400,699	$118,400,699

Marshall Funds

	Period Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Amount	Shares	Amount

GOVERNMENT MONEY MARKET FUND—INSTITUTIONAL(2)
Shares sold	653,498,413	$653,498,413	152,895,398	$152,895,398
Shares issued to shareholders in payment of distributions declared	208,446	208,446	—	—
Shares redeemed	(644,496,582)	(644,496,582)	(88,683,056)	(88,683,056)

Net change resulting from Investor Class of Shares transactions	9,210,277	$9,210,277	64,212,342	$64,212,342

Net change resulting from Fund Share transactions	(9,269,304)	$(9,269,304)	182,613,041	$182,613,041

MONEY MARKET FUND—INVESTOR CLASS
Shares sold	2,299,134,078	$2,299,134,078	5,386,558,293	$5,386,558,293
Shares issued to shareholders in payment of distributions declared	3,899,796	3,899,796	3,446,804	3,446,804
Shares redeemed	(2,273,932,472)	(2,273,932,472)	(5,155,898,795)	(5,155,898,795)

Net change resulting from Investor Class of Shares transactions	29,101,402	$29,101,402	234,106,302	$234,106,302

MONEY MARKET FUND—ADVISOR CLASS
Shares sold	98,627,571	$98,627,571	196,960,000	$196,960,000
Shares issued to shareholders in payment of distributions declared	589,109	589,109	410,608	410,608
Shares redeemed	(95,683,477)	(95,683,477)	(206,036,407)	(206,036,407)

Net change resulting from Advisor Class of Shares transactions	3,533,203	$3,533,203	(8,665,799)	$(8,665,799)

MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	3,984,250,559	$3,984,250,559	8,236,423,301	$8,236,423,301
Shares issued to shareholders in payment of distributions declared	2,947,983	2,947,983	3,411,707	3,411,707
Shares redeemed	(4,436,967,383)	(4,436,967,383)	(8,009,466,054)	(8,009,466,054)

Net change resulting from Institutional Class of Shares transactions	(449,768,841)	$(449,768,841)	230,368,954	$230,368,954

Net change resulting from Fund Share transactions	(417,134,236)	$(417,134,236)	455,809,457	$455,809,457

TAX-FREE MONEY MARKET FUND—INVESTOR CLASS(3)
Shares sold	287,785,310	$287,785,310
Shares issued to shareholders in payment of distributions declared	42,151	42,151
Shares redeemed	(169,158,251)	(169,158,251)

Net change resulting from Fund Share transactions	118,669,210	$118,669,210

(1)	Commenced operations on May 17, 2004.
(2)	Commenced operations on May 28, 2004.
(3)	Commenced operations on September 22, 2004.

Notes to Financial Statements (continued)

4.	Federal Tax Information

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and 2003 was as follows:

	2004			2003
Fund Name	Ordinary Income[4]	Tax-Free Income	Long-Term Capital Gains	Ordinary Income[4]	Tax-Free Income	Long-Term Capital Gains
Equity Income Fund	$8,135,126	$—	$—	$5,496,584	$—	$—
Large-Cap Growth & Income Fund	482,327	—	—	477,108	—	—
Mid-Cap Value Fund	1,165,030	—	9,720,983	277,336	—	—
Mid-Cap Growth Fund	—	—	—	—	—	—
Small-Cap Growth Fund	—	—	—	—	—	—
International Stock Fund	1,659,805	—	—	—	—	—
Government Income Fund	17,983,387	—	—	13,992,230	—	—
Intermediate Bond Fund	27,304,027	—	—	30,034,639	—	—
Intermediate Tax-Free Fund	15,134	3,517,764	210,991	—	3,852,260	—
Short-Term Income Fund	6,048,287	—	—	5,603,390	—	—
Government Money Market Fund	324,441	—	—	—	—	—
Money Market Fund	28,390,302	—	—	35,469,167	—	—

(4)	For tax purposes short-term capital gain distributions are considered ordinary income.

At August 31, 2004, the Funds had capital loss carryforwards, which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire In
Fund	2005	2006	2007	2008	2009	2010	2011	2012	Total
Large-Cap Growth & Income Fund	$—	$—	$—	$—	$—	$—	$17,417,170	$—	$17,417,170
Mid-Cap Growth Fund	—	—	—	—	—	—	68,106,078	—	68,106,078
Small-Cap Growth Fund	—	—	—	—	—	—	480,171	—	480,171
International Stock Fund	—	—	—	—	—	44,976,187	48,782,441	—	93,758,628
Government Income Fund	—	—	—	3,297,536	—	—	—	—	3,297,536
Intermediate Bond Fund	—	—	—	2,980,047	—	6,283,428	3,131,248	—	12,394,723
Short-Term Income Fund	545,815	618,371	952,637	222,218	928,524	944,182	322,004	1,989,874	6,523,625
Money Market Fund	—	—	—	—	—	59,868	395,328	—	455,196

Under current tax regulations, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October capital and currency losses as follows were deferred to September 1, 2004.

Fund	Capital Loss
Short-Term Income Fund	$473,385

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Short-Term Income Fund	0.60%
Government Money Market	0.20%
Money Market Fund	0.15%
Tax-Free Money Market Fund	0.20%

Marshall Funds

The International Stock Fund’s sub-adviser is BPI Global Asset Management LLP (the “Sub-Adviser”). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of the International Stock Fund.

Administrative Fee—M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund’s average daily net assets as follows:

Maximum Fee	Fund’s ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

UMB Fund Services, Inc. serves as the fund sub-administrator to the Funds.

Distribution Services Fee—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Funds to finance activities intended to result in the sale of shares of the Funds’ Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Fund’s Advisor Class of Shares (except Money Market Fund’s Advisor Class of Shares which may accrue up to 0.30%) annually.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Investor Services (“MIS”), a division of M&I Trust, each Fund will pay MIS up to 0.25% of average daily net assets of the Fund’s Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees—M&I Trust is the Funds’ custodian. M&I Trust receives fees, except for the International Stock Fund for which Investors Bank & Trust maintains custody, based on the level of each Fund’s average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees, of one or more of the above companies.

6.	Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (in-kind contributions), for the period ended February 28, 2005, were as follows:

Fund	Purchases	Sales
Equity Income Fund	$218,732,272	$253,657,633
Large-Cap Growth & Income Fund	278,569,410	314,232,501
Mid-Cap Value Fund	122,490,645	73,698,063
Mid-Cap Growth Fund	146,060,356	175,948,215
Small-Cap Growth Fund	117,640,724	123,141,538
International Stock Fund	257,349,415	321,737,223
Government Income Fund	48,988,357	16,155,456
Intermediate Bond Fund	151,699,349	145,461,654
Intermediate Tax-Free Fund	17,896,676	20,796,294
Short-Term Income Fund	15,618,522	31,223,252

7.	Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds, entered into a $25,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Mid-Cap Growth Fund, Large-Cap Growth & Income Fund, and the Small-Cap Growth Fund utilized the LOC during the period ending February 28, 2005. The interest expense was $3,837, $16, and $50, respectively. There were no outstanding LOC for the period ended February 28, 2005.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record, for the most recent 12-month period ended June 30 if applicable, is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1377

Marshall Funds Investor Services

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

1-800-580-FUND(3863)

TDD: Speech and Hearing Impaired Services

1-800-209-3520

www.marshallfunds.com

Grand Distribution Services, LLC, Distributor

M&I Investment Management Corp., Investment Adviser

©2005 Marshall Funds, Inc.

321-666

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

Incorporated by reference to Form N-CSR filed on May 3, 2005.

Item 12. Exhibits

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a) (3)	Not applicable to open end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ JOHN M. BLASER
John M. Blaser
President
September 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ JOHN M. BLASER
John M. Blaser
President
(Principal Executive Officer)
September 9, 2005

/s/ JOSEPH P. BREE
Joseph P. Bree
Treasurer
(Principal Financial Officer)
September 9, 2005